As filed with the Securities and Exchange Commission on April 30, 2002 Registration No. 333-64417
                                                      Registration No. 811-4235
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM S-6
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 10

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
                    (Address of Principal Executive Office)

                            HAROULA K. BALLAS, Esq.
                              Counsel, Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)

      [_]immediately upon filing pursuant to paragraph (b) of Rule 485.
      [X]on May 1, 2002 pursuant to paragraph (b) of Rule 485.
      [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      [_]on            pursuant to paragraph (a)(1) of Rule 485.
      [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
      [_]on            pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:
      [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: Flexible premium last survivor variable universal life insurance policies.

================================================================================

                                  Prospectus
                               Dated May 1, 2002

                    Last Survivor Flexible Premium Variable
                        Universal Life Insurance Policy

                                   Issued By
                    MONY Life Insurance Company of America
                        MONY America Variable Account L

MONY Life Insurance Company of America (the "Company") issues the last survivor variable universal life insurance policy described in this prospectus. Among the policy's many terms are:

Allocation of Premium and Cash Values:

.. You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

   . You can tell us to place some or all of them into a separate account. That separate account is called the MONY America Variable Account L.

   . If you do, you can also tell us to place your premium payments and cash values into any of the 35 different subaccounts of MONY America Variable Account L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes not earning any money on your premium payments and cash values and also that premium payments and cash values may lose some or all of their value.

   . You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

.. We will pay a death benefit if the last surviving insured dies before reaching age 100 while the Policy is in effect. That death benefit will never be less than the amount specified in the Policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

.. You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

.. The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                These are only some of the terms of the policy.
 Please read the prospectus carefully for more complete details of the policy.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. You should read these prospectuses carefully and keep them for future reference.

                        MONY America Variable Account L
                    MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents

                                                                       Page
                                                                       ----
     Summary Of The Policy............................................   1
      Important Policy Terms..........................................   1
      Purpose of the Policy...........................................   1
      Policy Premium Payments and Values..............................   2
      Charges and Deductions..........................................   3
      Fees and Expenses of the Funds..................................   5
      The Death Benefit...............................................  10
      Premium Features................................................  11
      MONY America Variable Account L.................................  11
      Allocation Options..............................................  11
      Transfer of Fund Value..........................................  12
      Policy Loans....................................................  12
      Full Surrender..................................................  12
      Partial Surrender...............................................  12
      Right to Return Policy Period...................................  12
      Grace Period and Lapse..........................................  12
      Tax Treatment of Increases in Fund Value........................  13
      Tax Treatment of Death Benefit..................................  13
      Riders..........................................................  13
      Contacting the Company..........................................  14
      Understanding the Policy........................................  14
     Information About The Company And MONY America Variable Account L  15
      MONY Life Insurance Company of America..........................  15
      MONY America Variable Account L.................................  15
     The Funds........................................................  21
      The Alger American Fund.........................................  21
      Dreyfus Stock Index Fund........................................  22
      The Dreyfus Socially Responsible Growth Fund, Inc...............  22
      Enterprise Accumulation Trust...................................  22
      Fidelity Variable Insurance Products............................  25
      Janus Aspen Series..............................................  26
      Lord Abbett Series Fund.........................................  26
      MONY Series Fund, Inc...........................................  26
      PIMCO Variable Insurance Trust..................................  27
      The Universal Institutional Funds, Inc..........................  27
      Purchase of Portfolio Shares by MONY America Variable Account L.  28
     Detailed Information About The Policy............................  28
      Application for a Policy........................................  28
      Right to Examine a Policy -- Right to Return Policy Period......  30
      Premiums........................................................  31
      Allocation of Net Premiums......................................  33
      Death Benefits under the Policy.................................  34
      Death Benefit Options...........................................  34
      Changes in Specified Amount.....................................  37
      Changes in Additional Term Life Insurance Amount................  38
      Guaranteed Death Benefit Riders.................................  38

                                                                    Page
                                                                    ----
         Guaranteed Death Benefit to Age 100 Rider.................  39
         Other Optional Insurance Benefits.........................  39
         Benefits at Maturity and Maturity Extension Rider.........  41
         Policy Values.............................................  41
         Determination of Fund Value...............................  41
         Calculating Unit Values for Each Subaccount...............  42
         Determining Fund Value....................................  43
         Transfer of Fund Value....................................  43
         Right to Exchange Policy..................................  44
         Policy Loans..............................................  44
         Full Surrender............................................  45
         Partial Surrender.........................................  45
         Grace Period and Lapse....................................  46
        Charges And Deductions.....................................  49
         Deductions from Premiums..................................  50
         Daily Deduction from MONY America Variable Account L......  50
         Monthly Deductions from Fund Value........................  51
         Surrender Charge..........................................  52
         Corporate Purchasers......................................  53
         Transaction and Other Charges.............................  53
         Fees and Expenses of the Funds............................  53
         Guarantee of Certain Charges..............................  53
        Other Information..........................................  54
         Federal Income Tax Considerations.........................  54
         Charge for Company Income Taxes...........................  58
         Voting of Fund Shares.....................................  58
         Disregard of Voting Instructions..........................  59
         Report to Policy Owners...................................  59
         Substitution of Investments and Right to Change Operations  59
         Changes to Comply with Law................................  60
        Performance Information....................................  60
        The Guaranteed Interest Account............................  61
         General Description.......................................  61
         Death Benefit.............................................  62
         Policy Charges............................................  62
         Transfers.................................................  62
         Surrenders and Policy Loans...............................  62
        More About The Policy......................................  63
         Ownership.................................................  63
         Beneficiary...............................................  63
         Notification and Claims Procedures........................  63
         Payments..................................................  64
         Payment Plan/Settlement Provisions........................  64
         Payment in Case of Suicide................................  64
         Assignment................................................  64
         Errors on the Application.................................  65
         Incontestability..........................................  65
         Policy Illustrations......................................  65

                                                     Page
                                                     ----
                       Distribution of the Policy...  65
                      More About The Company........  67
                       Management...................  67
                       State Regulation.............  68
                       Telephone Transfer Privileges  68
                       Legal Proceedings............  68
                       Legal Matters................  68
                       Registration Statement.......  69
                       Independent Accountants......  69
                       Financial Statements.........  69
                      Index to Financial Statements. F-1
                      Appendix A.................... A-1
                      Appendix B.................... B-1
                      Appendix C.................... C-1
                      Appendix D.................... D-1

                             Summary of the Policy

   This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus, will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.

Important Policy Terms

   We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

   Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

   Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

   Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and the Guaranteed Interest Account and the Loan Account.

   Cash Value -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

   Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years, regardless of subaccount cash values.

   Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account.")

   Specified Amount -- The death benefit requested by the policy owner.

   Business Day -- Each day that the New York Stock Exchange is open for trading.

Purpose of the Policy

   The policy offers insurance protection on the lives of the insureds. If either or both insureds are alive on the anniversary of the policy date when the younger insured is (or would have been) age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a benefit equal to your choice of (a) its Specified Amount (under Option 1) or (b) its Specified Amount plus the Fund Value (under Option 2). The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as the owner of the policy, choose the amount and frequency of premium payments, within certain limits.

Policy Premium Payments and Values

   The premium payments you make for the policy are received by the Company. From those premium payments the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

   You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As the owner of the policy, you may give the right to allocate net premium payments to someone else.

   The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death Benefits Under the Policy") the death benefit will never decrease below the Specified Amount of your policy.

   Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

   The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

   If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first ten years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from the amount it will pay you. The Fund Value minus surrender charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

   Charges and fees such as the cost of insurance, administrative charges and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

   The policy remains in effect until the earliest of:

   . A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt;

   . One or both insureds reaches age 100 (or the date on which the younger insured would have been age 100);

   . Death of the last surviving insured; and

   . Full surrender of the policy.

   Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first three policy years, you must pay the increased Minimum Monthly Premium for the remainder of the first three policy years. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premium and is discussed below.

Charges and Deductions

   The policy provides for the deduction of the various charges, costs, and expenses imposed by the policy provisions from the Fund Value of the Policy. These deductions are summarized in the table below.

                            CHARGES AND DEDUCTIONS


                                        Deductions from Premiums
---------------------------------------------------------------------------------------------------------

Sales Charge -- Varies based on the Specified      First 10 policy years -- 6% of premiums paid up to
Amount in effect. It is a % of premium paid.       Target Premium and 3% of premium paid in excess
                                                   of Target Premium.
--------------------------------------------------------------------------------------------------------

Tax Charge                                         Years 11 and later -- 3% of all premiums.
                                                   State and local -- 2.25%
                                                   Federal -- 1.5%
--------------------------------------------------------------------------------------------------------

                          Daily Deduction from MONY America Variable Account L
---------------------------------------------------------------------------------------------------------

Mortality & Expense Risk Charge -- Maximum         .35% of subaccount value (0.000959% daily)
Annual Rate
--------------------------------------------------------------------------------------------------------

                                   Monthly Deductions from Fund Value
---------------------------------------------------------------------------------------------------------

Cost of Insurance Charge                           Current cost of insurance rate x net amount at risk
                                                   at the beginning of the policy month
--------------------------------------------------------------------------------------------------------

Administrative Charge -- Monthly                   $7.50
--------------------------------------------------------------------------------------------------------

Monthly per $1,000 Specified Amount Charge         See Appendix B. This charge applies for the first 10
Based on issue age and smoking Status of the       policy years (or for 10 years from the date of any
younger insured and Specified Amount.              increase in Specified Amount)
--------------------------------------------------------------------------------------------------------

Guaranteed Death Benefit Charge                    $0.01 per $1,000 of Specified Amount and certain
Monthly Charge for Guaranteed Death                Rider amounts. Please note that the Rider requires
Benefit Rider*                                     that at least the amount of premiums set forth in the
                                                   policy itself be paid in order to remain in effect.
--------------------------------------------------------------------------------------------------------

Optional Insurance Benefits Charge                 As applicable.
Monthly Deduction for any other optional insurance
Benefits added by rider.
--------------------------------------------------------------------------------------------------------

Transaction and Other Charges
- Partial Surrender Fee
- Transfer of Fund Value                           $10
(at Company's Option)                              $25 maximum per transfer/1/
--------------------------------------------------------------------------------------------------------

Surrender Charge                                   See discussion of Surrender Charge for grading
Grades from 100% to 0 over 11 years based on a     schedule.
schedule. Factors per $1,000 of Specified Amount
vary based on issue age, gender, and underwriting
class.
--------------------------------------------------------------------------------------------------------

* The Guaranteed Death Benefit Rider is not available in all states. /1/ Currently no charge on any transfers.

   MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.

Fees and Expenses of the Funds

   The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

   Information contained in the following table was provided by the respective Funds and has not been independently verified by us.

             Annual Expenses for the Year Ended December 31, 2001
                    (as a percentage of average net assets)

                                                                    Distribution and
                                      Management                    Service (12-b-1)
                                      Fees (After    Other Expenses   Fees* (After     Total Expenses
                                       Waivers/     (After Waivers/     Waivers/     (After Waivers/
          Fund/Portfolio            Reimbursements) Reimbursements) Reimbursements)  Reimbursements)
          --------------            --------------- --------------- ---------------- ----------------
The Alger American Fund
Alger American MidCap Growth
  Portfolio........................      0.80%           0.08%             N/A             0.88%

The Dreyfus Socially Responsible
  Growth Fund,
  Inc./(1) /-- Initial Share Class.     0.75%            0.03%             N/A             0.78%

Dreyfus Stock Index Fund/(1) /--
   Initial Share Class.............     0.25%            0.01%             N/A            0.26%

Enterprise Accumulation Trust......
Balanced Portfolio.................     0.75%            0.14%             N/A             0.89%
Capital Appreciation Portfolio.....     0.75%            0.12%             N/A             0.87%
Emerging Countries Portfolio/(2)/..      1.25%           0.55%             N/A             1.80%
Equity Portfolio...................      0.80%           0.08%             N/A             0.88%
Equity Income Portfolio............     0.75%            0.13%             N/A             0.88%
Growth Portfolio...................     0.75%            0.09%             N/A             0.84%
Growth and Income Portfolio........     0.75%            0.10%             N/A             0.85%
High-Yield Bond Portfolio..........      0.60%           0.17%             N/A             0.77%
International Growth Portfolio.....      0.85%           0.24%             N/A             1.09%
Managed Portfolio..................     0.75%            0.09%             N/A             0.84%
Mid-Cap Growth Portfolio/(2)/......      0.75%           0.40%             N/A             1.15%
Multi-Cap Growth Portfolio.........      1.00%           0.10%             N/A             1.10%
Small Company Growth Portfolio.....      1.00%           0.10%             N/A             1.10%
Small Company Value Portfolio......      0.80%           0.10%             N/A             0.90%
Total Return Portfolio/(9)/........      0.55%           0.10%             N/A             0.65%
Worldwide Growth Portfolio/(2)/....      1.00%           0.40%             N/A             1.40%

Fidelity Variable Insurance
  Products -- Service Class........
Growth Portfolio/(3)/..............      0.58%           0.10%            0.10%            0.78%
Contrafund(R) Portfolio/(3)/.......      0.58%           0.10%            0.10%            0.78%
Growth Opportunities Portfolio/(3)/      0.58%           0.11%            0.10%            0.79%

                                                     Distribution and
                       Management                    Service (12b-1)
                       Fees (After    Other Expenses   Fees* (After   Total Expenses
                        Waivers/     (After Waivers/     Waivers/     (After Waivers/
  Fund/Portfolio     Reimbursements) Reimbursements) Reimbursements)  Reimbursements)
  --------------     --------------- --------------- ---------------- ---------------

Janus Aspen
Series --
Institutional Shares
Aggressive Growth
  Portfolio.........      0.65%           0.02%            N/A             0.67%
Balanced Portfolio..      0.65%           0.01%            N/A             0.66%
Capital
  Appreciation
  Portfolio.........      0.65%           0.01%            N/A             0.66%
Worldwide Growth
  Portfolio.........      0.65%           0.04%            N/A             0.69%

Lord Abbett Series
Fund -- Class VC
Growth and Income
  Portfolio/(4)/....      0.50%           0.47%            N/A             0.97%
Mid-Cap Value
  Portfolio/(4)(5)/.     0.75%            0.35%            N/A             1.10%

MONY Series Fund,
  Inc.
Government
  Securities
  Portfolio.........      0.50%           0.12%            N/A             0.62%
Intermediate Term
  Bond Portfolio....      0.50%           0.12%            N/A             0.62%
Long Term Bond
  Portfolio.........      0.50%           0.12%            N/A             0.62%
Money Market
  Portfolio/(6)/....      0.40%           0.10%            N/A             0.50%

PIMCO Variable
Insurance Trust --
Administrative Class
Global Bond
  Portfolio/(7)/....      0.25%           0.65%            N/A             0.90%
Real Return
  Portfolio/(7)/....      0.25%           0.41%            N/A             0.66%

The Universal
Institutional Funds,
Inc./(8)/
U.S. Real Estate
  Portfolio.........      0.75%           0.35%            N/A             1.10%

* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.
----------
/(1)The expenses shown are for fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information. /
/(2)Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios' Total Expenses to the amount shown. This contractual limitation is in effect until May 1, 2003. Without the contractual limitation, the total expenses would have been as follows:
    Emerging Countries - 13.32%; Mid-Cap Growth - 3.80%; and Worldwide Growth - 11.63%. /
/(3)Expenses do not include reimbursements. With reimbursements, expenses would have been Growth - 0.75%; Contrafund - 0.74%; and Growth Opportunities - 0.77%. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details. /
/(4)The Mid Cap Value and Growth and Income Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses". /
/(5)The information in the chart above relating to Mid-Cap Value Portfolio has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees and subsidized a portion of the Portfolio's expenses to the extent necessary to maintain the "Other Expenses" at an aggregate of 0.35% average daily net assets. Absent any waivers and reimbursements the total annual gross expenses would have been 1.20% for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value Portfolio at an aggregate of 0.35% average daily net assets. /
/(6)MONY Life Insurance Company of America has contractually agreed to limit expenses on the Money Market Portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%. /
/(7)PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return Portfolio and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return Portfolio and 0.90% for the Global Bond Portfolio. /
/(8)The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio to the amounts shown. Without these reimbursements and/or fee waivers the Total Expenses would have been 1.15% and Other Expenses would have been 0.35% for the U.S. Real Estate Portfolio. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice. /
/(9)/The Total Return Portfolio was not in operation on December 31, 2001.
     These are estimates of annual expenses.


                                Fund Investment Adviser Fees
---------------------------------------------------------------------------------------------

                                  The Alger American Fund
--------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
--------------------------------------------------------------------------------------------
MidCap Growth Portfolio                 Annual rate of 0.80% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------

                                          Dreyfus
--------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
--------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                Annual rate of 0.245% of the fund's average daily
                                        net assets.
--------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Annual rate of 0.75% of the fund's average daily
Fund, Inc.                              net assets.
---------------------------------------------------------------------------------------------

                               Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
--------------------------------------------------------------------------------------------
Balanced Portfolio                      Annual rate of 0.75% of the average daily net
                                        assets.
--------------------------------------------------------------------------------------------
Capital Appreciation Portfolio          Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Emerging Countries Portfolio            Annual rate of 1.25% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Equity Portfolio                        Annual rate of 0.80% of the first $400 million,
                                        0.75% of the next $400 million and 0.70% in excess
                                        of $800 million of the portfolio's average daily net
                                        assets.
--------------------------------------------------------------------------------------------
Equity Income Portfolio                 Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Growth Portfolio                        Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Growth and Income Portfolio             Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
High Yield Bond Portfolio               Annual rate of 0.60% of the portfolio's average
                                        daily net assets.

---------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
---------------------------------------------------------------------------------------------
International Growth Portfolio          Annual rate of 0.85% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Managed Portfolio                       Annual rate of 0.80% of the first $400 million,
                                        0.75% of the next $400 million and 0.70% in excess
                                        of $800 million of the portfolio's average daily net
                                        assets.
---------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Multi-Cap Growth Portfolio              Annual rate of 1.00% of the average daily net assets.
---------------------------------------------------------------------------------------------
Small Company Growth Portfolio          Annual rate of 1.00% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Small Company Value Portfolio           Annual rate of 0.80% of the first $400 million,
                                        0.75% of the next $400 million and 0.70% in excess
                                        of $800 million of the portfolio's average daily net
                                        assets.
---------------------------------------------------------------------------------------------
Total Return Portfolio                  Annual rate of 0.55% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Worldwide Growth Portfolio              Annual rate of 1.00% of the portfolio's average
                                        daily net assets.
----------------------------------------------------------------------------------------------

                                          Fidelity
---------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
---------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products -- The fee is calculated by adding a group fee rate to
Growth Portfolio                        an individual fee rate, dividing by twelve, and
                                        multiplying the result by the Fund's average net
                                        assets throughout the month. The group fee rate is
                                        based on the average net assets of all the mutual
                                        funds advised by FMR. This group rate cannot rise
                                        above 0.52% for this Fund, and it drops as total
                                        assets under management increase. The individual
                                        fee rate for this Fund is 0.30% of the Fund's
                                        average net assets.
---------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products -- The fee is calculated by adding a group fee rate to
Contrafund(R) Portfolio                 an individual fee rate, dividing by twelve, and
                                        multiplying the result by the Fund's average net
                                        assets throughout the month. The group fee rate is
                                        based on the average net assets of all the mutual
                                        funds advised by FMR. This group rate cannot rise
                                        above 0.52% for this Fund, and it drops as total
                                        assets under management increase. The individual
                                        fee rate for this Fund is 0.30% of the Fund's
                                        average net assets.
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                  Portfolio                                  Investment Adviser Fee
--------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products -- Growth The fee is calculated by adding a group fee rate to
Opportunities Portfolio                        an individual fee rate, dividing by twelve, and
                                               multiplying the result by the Fund's average net
                                               assets throughout the month. The group fee rate is
                                               based on the average net assets of all the mutual
                                               funds advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as total
                                               assets under management increase. The individual
                                               fee rate for this Fund is 0.30% of the Fund's
                                               average net assets.
---------------------------------------------------------------------------------------------------

                                        Janus Aspen Series
--------------------------------------------------------------------------------------------------

                  Portfolio                                  Investment Adviser Fee
--------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                    Annual rate of 0.65% of the portfolio's average
                                               daily net assets.
--------------------------------------------------------------------------------------------------
Balanced Portfolio                             Annual rate of 0.65% of the portfolio's average
                                               daily net assets.
--------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                 Annual rate of 0.65% of the portfolio's average
                                               daily net assets.
--------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                     Annual rate of 0.65% of the portfolio's average
                                               daily net assets.
---------------------------------------------------------------------------------------------------

                                     Lord Abbett Series Fund
--------------------------------------------------------------------------------------------------

                  Portfolio                                  Investment Adviser Fee
--------------------------------------------------------------------------------------------------
Growth and Income Portfolio                    Annual rate of 0.50% of the portfolio's average
                                               daily net assets.
--------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                        Annual rate of 0.75% of the portfolio's average
                                               daily net assets.
---------------------------------------------------------------------------------------------------

                                         MONY Series Fund
--------------------------------------------------------------------------------------------------

                  Portfolio                                  Investment Adviser Fee
--------------------------------------------------------------------------------------------------
Government Securities Portfolio                Annual rate of 0.50% of the first $400 million,
                                               0.35% of the next $400 million, and 0.30% in
                                               excess of $800 million of the portfolio's aggregate
                                               average daily net assets.
--------------------------------------------------------------------------------------------------
Intermediate Term Bond Portfolio               Annual rate of 0.50% of the first $400 million,
                                               0.35% of the next $400 million, and 0.30% in
                                               excess of $800 million of the portfolio's aggregate
                                               average daily net assets.
--------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------

         Portfolio                        Investment Adviser Fee
 ------------------------------------------------------------------------------
 Long Term Bond Portfolio   Annual rate of 0.50% of the first $400 million,
                            0.35% of the next $400 million, and 0.30% in
                            excess of $800 million of the portfolio's aggregate
                            average daily net assets.
 ------------------------------------------------------------------------------
 Money Market Portfolio     Annual rate of 0.40% of the first $400 million,
                            0.35% of the next $400 million, and 0.30% of assets
                            in excess of $800 million of the portfolio's
                            aggregate average daily net assets.
 -------------------------------------------------------------------------------

                         PIMCO Variable Insurance Trust
 ------------------------------------------------------------------------------

         Portfolio                        Investment Adviser Fee
 ------------------------------------------------------------------------------
 Global Bond Portfolio      Annual rate of 0.25% of the portfolio's average
                            daily net assets.
 ------------------------------------------------------------------------------
 Real Return Portfolio      Annual rate of 0.25% of the portfolio's average
                            daily net assets.
 -------------------------------------------------------------------------------

                    The Universal Institutional Funds, Inc.
 ------------------------------------------------------------------------------

         Portfolio                        Investment Adviser Fee
 ------------------------------------------------------------------------------
 U.S. Real Estate Portfolio Annual rate of 0.80% of the first $500 million;
                            0.75% from $500 million to $1 billion; and 0.70%
                            in excess of $1 billion of the portfolio's average
                            daily net assets.
 ------------------------------------------------------------------------------

The Death Benefit

   The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

   Option 1 -- The death benefit equals the greater of:

      (a) The Specified Amount plus Additional Term Life Insurance, if any, or

      (b) Fund Value multiplied by a death benefit percentage.

      The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

      If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

   Option 2 -- The death benefit equals the greater of:

      (a) The Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or

      (b) The Fund Value multiplied by a death benefit percentage.

      The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

      If you choose Option 2, favorable investment performance will increase the Fund Value of the policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the value as of the date of the last surviving insured's death.

   You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy".

   When you apply for insurance, you can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until the later of (a) the insured's age 70, or (b) ten years from the date of the policy, regardless of the policy's Cash Value. See "Guaranteed Death Benefit Rider".

Premium Features

   You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your situation and needs change.

   When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments. Your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

   The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations".

   The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse". If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY America Variable Account L

   MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L".

Allocation Options

   You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products , Janus Aspen Series,

Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. (collectively called the "Funds").

Transfer of Fund Value

   You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value".

Policy Loans

   You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans".

   The amount of Outstanding Debt is subtracted from your death benefit. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender". Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse". The Company charges interest on policy loans. If you do not pay the interest due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

Full Surrender

   You can surrender the policy during the lifetime of either or both insureds and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge and minus (c) any Outstanding Debt. See "Full Surrender".

Partial Surrender

   You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender".

   Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.

Right to Return Policy Period

   You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy the later of: (a) 10 days (or longer in some states) after you receive it; (b) 45 days after the date you sign the application for the policy or (c) 10 days after we mail or deliver a notice of withdrawal right. During the Right to Return Policy Period, net premiums will be kept in the general account of the Company and will earn interest at an annual rate of 4.5%. See "Right to Examine a Policy -- Right to Return Policy Period".

Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) it has a Cash Value greater than zero;

      (2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

      (3) during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium for the remainder of the first three policy years.

   If you increase the Specified Amount during the first three policy years, the Minimum Monthly Premium will be increased and you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

   If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

   In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit". If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace Period and Lapse".

   You must understand that after the first three policy years, the policy can lapse even if the scheduled premiums are made unless you have made all the premium payments required by the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.

Tax Treatment of Increases in Fund Value

   The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations".

Tax Treatment of Death Benefit

   Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also, a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations".

Riders

   Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. There are seven riders available with this policy:

  .  Guaranteed Death Benefit Rider

  .  Guaranteed Death Benefit to Age 100 Rider*

  .  Waiver of Monthly Deduction Rider

  .  Additional Term Life Insurance Rider

  .  Four Year Term Insurance Rider

  .  Waiver of Specified Premiums Rider

  .  Maturity Extension Rider
----------
   * Available only for policies applied for on or after March 1, 2001.

Contacting the Company

   All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Understanding the Policy

   The following chart may help you to understand how the policy works.

                                  [FLOW CHART]

                         INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY Life Insurance Company of America

   MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company under the policies or on MONY America Variable Account L.

   On September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

   MONY Securities Corporation, a wholly-owned subsidiary of MONY, is the principal underwriter for the policies.

MONY America Variable Account L

   MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

   The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

   Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

   MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.


   MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond

Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

   The following table lists the subaccounts of MONY America Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:

       Subaccount and Designated Portfolio         Investment Objective
----------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Subaccount                  Seeks long-term capital appreciation. The portfolio
                                                         focuses on midsize companies with promising
This subaccount purchases shares of The Alger            growth potential. Under normal circumstances, the
American Fund Alger American MidCap Growth               portfolio invests primarily in the equity securities of
Portfolio.                                               companies having a market capitalization within the
                                                         range of companies in the S&P MidCap 400(TM) index.
----------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth                  Seeks to provide capital growth, with current
Subaccount                                               income as a secondary goal. The fund normally
                                                         invests at least 80% of its assets in common stock
This subaccount purchases shares of The Dreyfus          of companies that, in the opinion of its
Socially Responsible Growth Fund, Inc.                   management, meet traditional investment standards
                                                         and conduct their business in a manner that
                                                         contributes to the enhancement of the quality of life
                                                         in America.
----------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Subaccount                           Seeks to match the total return of the Standard &
                                                         Poor's 500 Composite Stock Price Index. To pursue
This subaccount purchases shares of the Dreyfus          this goal, the fund generally invests in all 500
Stock Index Fund.                                        stocks in the S&P 500 in proportion to their
                                                         weighting in the index.
----------------------------------------------------------------------------------------------------------------

Enterprise Balanced Subaccount                           Objective: Seeks long-term total return. Strategy:
                                                         Generally, between 55% and 75% of its total assets
This subaccount purchases shares of the Enterprise       will be invested in equity securities, and between
Accumulation Trust Balanced Portfolio.                   45% and 25% in fixed income securities to provide
                                                         a stable flow of income. Allocation will vary based
                                                         on the manager's assessment of the return potential
                                                         of each asset class.
----------------------------------------------------------------------------------------------------------------

Enterprise Capital Appreciation Subaccount               Objective: Seeks maximum capital appreciation.
                                                         Strategy: Primarily invest in common stocks of U.S.
This subaccount purchases shares of the Enterprise       companies that demonstrate accelerating earnings
Accumulation Trust Capital Appreciation Portfolio.       momentum and consistently strong financial
                                                         characteristics.
----------------------------------------------------------------------------------------------------------------

Enterprise Emerging Countries Subaccount                 Objective: Seeks long-term capital appreciation.
                                                         Strategy: Normally invest at least 80% of its assets
This subaccount purchases shares of the Enterprise       in equity securities of foreign companies located in
Emerging Countries Portfolio.                            at least three countries with emerging securities
                                                         markets (as defined by the International Finance
                                                         Corporation).
----------------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio                         Investment Objective
--------------------------------------------------------------------------------------------------------

Enterprise Equity Subaccount                       Objective: Seeks long-term capital appreciation.
                                                   Strategy: Invest primarily in U.S. common stock of
This subaccount purchases shares of the Enterprise companies that meet the portfolio manager's criteria
Accumulation Trust Equity Portfolio.               of high return on investment capital, strong
                                                   positions within their industries, sound financial
                                                   fundamentals and management committed to
                                                   shareholder interests.
--------------------------------------------------------------------------------------------------------

Enterprise Equity Income Subaccount                Objective: Seeks a combination of growth and
                                                   income. Strategy: Achieve an above average and
This subaccount purchases shares of the Enterprise consistent total return, primarily from investments
Accumulation Trust Equity Income Portfolio.        in dividend paying U.S. common stocks.
--------------------------------------------------------------------------------------------------------

Enterprise Growth Subaccount                       Objective: Seeks capital appreciation. Strategy:
                                                   Primarily invest in U.S. common stocks of large
This subaccount purchases shares of the Enterprise capitalization companies. Pursues goal by investing
Accumulation Trust Growth Portfolio.               in companies with long-term earnings potential, but
                                                   which are currently selling at a discount to their
                                                   estimated long-term value.
--------------------------------------------------------------------------------------------------------

Enterprise Growth and Income Subaccount            Objective: Seeks total return through capital
                                                   appreciation with income as a secondary
This subaccount purchases shares of the Enterprise consideration. Strategy: Invest in a broadly
Accumulation Trust Growth and Income Portfolio.    diversified group of U.S. common stocks of large
                                                   capitalization companies.
--------------------------------------------------------------------------------------------------------

Enterprise High Yield Bond Subaccount              Objective: Seeks maximum current income.
                                                   Strategy: Primarily invest in high yield, income
This subaccount purchases shares of the Enterprise producing U.S. corporate bonds rated B3 or better
Accumulation Trust High Yield Bond Portfolio.      by Moody's Investors Service, Inc., or B- or better
                                                   by Standard & Poor's Corporation. These lower
                                                   rated bonds are commonly referred to as "Junk
                                                   Bonds." Bonds of this type are considered to be
                                                   speculative with regard to the payment of interest
                                                   and return of principal. Investment in these types of
                                                   securities has special risks and therefore, may not
                                                   be suitable for all investors. Investors should
                                                   carefully assess the risks associated with allocating
                                                   premium payments to this subaccount.
--------------------------------------------------------------------------------------------------------

Enterprise International Growth Subaccount         Objective: Seeks capital appreciation. Strategy:
                                                   Invest primarily in a diversified portfolio of non-
This subaccount purchases shares of the Enterprise United States equity securities that the portfolio
Accumulation Trust International Growth Portfolio. manager believes are undervalued.
--------------------------------------------------------------------------------------------------------

Enterprise Managed Subaccount                      Objective: Seeks growth of capital over time.
                                                   Strategy: Invest in a portfolio consisting of common
This subaccount purchases shares of the Enterprise stocks, bonds and cash equivalents, the percentages
Accumulation Trust Managed Portfolio.              of which vary over time based on the investment
                                                   manager's assessment of economic and market
                                                   trends and its perception of the relative investment
                                                   values available from such types of securities at any
                                                   given time.
--------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio         Investment Objective
--------------------------------------------------------------------------------------------------------------

Enterprise Mid-Cap Growth Subaccount                  Objective: Seeks long-term capital appreciation.
                                                      Strategy: Invest primarily in companies with market
This subaccount purchases shares of the Enterprise    capitalizations corresponding to the middle 90% of
Accumulation Trust Mid-Cap Growth Portfolio.          the Russell Mid-Cap Growth Index, as measured at
                                                      the time of purchase by the Portfolio. Normally at
                                                      least 75% of its total assets in common stocks will
                                                      be in U.S. mid-sized companies.
--------------------------------------------------------------------------------------------------------------

Enterprise Multi-Cap Growth Subaccount                Objective: Seeks long-term capital appreciation.
                                                      Strategy: Primarily invest in growth stocks.
This subaccount purchases shares of the Enterprise    Companies will tend to fall into one of two
Accumulation Trust Multi-Cap Growth Portfolio.        categories: companies that offer goods or services
                                                      to a rapidly expanding marketplace or companies
                                                      experiencing a major change that is expected to
                                                      produce advantageous results.
--------------------------------------------------------------------------------------------------------------

Enterprise Small Company Growth Subaccount            Objective: Seeks capital appreciation. Strategy:
                                                      Invest primarily in common stocks of small
This subaccount purchases shares of the Enterprise    capitalization companies believed by the portfolio
Accumulation Trust Small Company Growth               manager to have an outlook for strong earnings
Portfolio.                                            growth and potential for significant capital
                                                      appreciation.
--------------------------------------------------------------------------------------------------------------

Enterprise Small Company Value Subaccount             Objective: Seeks maximum capital appreciation.
                                                      Strategy: Invest primarily in common stocks of
This subaccount purchases shares of the Enterprise    small capitalization companies that the portfolio
Accumulation Trust Small Company Value                manager believes are undervalued -- that is the
Portfolio.                                            stock's market price does not fully reflect the
                                                      company's value.
--------------------------------------------------------------------------------------------------------------

Enterprise Total Return Subaccount
                                                      Objective: Seeks total return. Strategy: Primarily
This subaccount purchases shares of the Enterprise    invest in a diversified portfolio of fixed income
Accumulation Trust Total Return Portfolio.            instruments of varying maturities.
--------------------------------------------------------------------------------------------------------------

Enterprise Worldwide Growth Subaccount                Objective: Seeks long-term capital appreciation.
                                                      Strategy: Invest primarily in equity securities of
This subaccount purchases shares of the Enterprise    foreign and domestic companies, and normally it will
Worldwide Growth Portfolio.                           invest at least 65% of its total assets in securities of
                                                      companies that are located in at least three different
                                                      countries with emerging securities markets.
--------------------------------------------------------------------------------------------------------------

Fidelity Growth Subaccount                            Seeks to achieve capital appreciation by investing
                                                      its assets primarily in common stocks that it
This subaccount purchases shares of Fidelity          believes have above-average growth potential.
Variable Insurance Products Growth Portfolio.         Tends to be companies with higher than average
                                                      price/earnings ratios, and with new products,
                                                      technologies, distribution channels or other
                                                      opportunities, or with a strong industry or market
                                                      position. May invest in securities of foreign issuers
                                                      in addition to those of domestic issuers.
--------------------------------------------------------------------------------------------------------------

        Subaccount and Designated Portfolio          Investment Objective
---------------------------------------------------------------------------------------------------------------

Fidelity Contrafund(R) Subaccount                        Seeks long-term capital appreciation by investing
                                                         mainly in equity securities of companies whose
This subaccount purchases shares of Fidelity             value is not fully recognized by the public.
Variable Insurance Products Contrafund(R) Portfolio.     Typically, includes companies in turnaround
                                                         situations, companies experiencing transitory
                                                         difficulties, and undervalued companies. May
                                                         invest in securities of foreign issuers in addition to
                                                         those of domestic issuers
---------------------------------------------------------------------------------------------------------------

Fidelity Growth Opportunities Subaccount                 Seeks to provide capital growth by investing
                                                         primarily in common stocks. May also invest in
This subaccount purchases shares of Fidelity             other types of securities, including bonds, which
Variable Insurance Products Growth Opportunities         may be lower-quality debt securities. May invest in
Portfolio.                                               securities of foreign issuers in addition to those of
                                                         domestic issuers.
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series Aggressive Growth                     Seeks long-term growth of capital by investing
Subaccount                                               primarily in common stocks selected for their
                                                         growth potential. Normally, it invests at least 50%
This subaccount purchases shares of Janus Aspen          of its equity assets in medium-sized companies with
Series Aggressive Growth Portfolio.                      market capitalization's falling within the range of
                                                         companies in the S&P MidCap 400 Index.
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced Subaccount                   Seeks long-term capital growth, consistent with
                                                         preservation of capital and balanced by current
This subaccount purchases shares of Janus Aspen          income. Normally invests 40-60% of its assets in
Series Balanced Portfolio.                               securities selected primarily for their growth
                                                         potential, and 40-60% in securities selected
                                                         primarily for their income potential and at least
                                                         25% of its assets in fixed-income securities.
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series Capital Appreciation                  Seeks long-term growth of capital. It pursues its
Subaccount                                               objective by investing primarily in common stocks
                                                         selected for their growth potential. The portfolio
This subaccount purchases shares of Janus Aspen          may invest in companies of any size, from larger,
Series Capital Appreciation Portfolio.                   well-established companies to smaller, emerging
                                                         growth companies.
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth                      Seeks long-term growth of capital in a manner
Subaccount                                               consistent with the preservation of capital. It
                                                         pursues this objective by investing primarily in
This subaccount purchases shares of Janus Aspen          common stocks of companies of any size
Series Worldwide Growth Portfolio.                       throughout the world. Normally invests in issuers
                                                         from at least five different countries, including the
                                                         United States but may at times invest in fewer than
                                                         five countries or even in a single country.
---------------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio         Investment Objective
-------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Subaccount               Investment Objective and Strategy: seeks long-term
                                                       growth of capital and income without excessive
This subaccount purchases shares of the Lord           fluctuations in market value. It pursues its objective
Abbett Series Fund Growth and Income Portfolio.        by investing at least 80% of its net assets in equity
                                                       securities of large, seasoned, U.S. and multinational
                                                       companies.
-------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Subaccount                   Investment Objective and Strategy: seeks capital
                                                       appreciation. It pursues its objective by investing at
This subaccount purchases shares of the Lord           least 80% of its net assets in equity securities of
Abbett Series Fund Mid-Cap Value Portfolio.            mid-sized companies, with market capitalizations of
                                                       roughly $500 million to $10 billion.
-------------------------------------------------------------------------------------------------------------

MONY Government Securities Subaccount                  Seeks to maximize income and capital appreciation
                                                       by investing in bonds, notes and other obligations
This subaccount purchases shares of the MONY           either issued or guaranteed by the U.S.
Series Fund, Inc. Government Securities Portfolio.     Government, its agencies or instrumentalities,
                                                       together having a weighted average maturity of
                                                       between 4 to 8 years.
-------------------------------------------------------------------------------------------------------------

MONY Intermediate Term Bond Subaccount                 Seeks to maximize income and capital appreciation
                                                       over the intermediate term by investing in highly
This subaccount purchases shares of the MONY           rated fixed income securities issued by a diverse
Series Fund, Inc. Intermediate Term Bond               mix of corporations, the U.S. Government and its
Portfolio.                                             agencies or instrumentalities, as well as mortgage-
                                                       backed and asset-backed securities together having
                                                       a dollar-weighted average maturity of between 4
                                                       and 8 years.
-------------------------------------------------------------------------------------------------------------

MONY Long Term Bond Subaccount                         Seeks to maximize income and capital appreciation
                                                       over the longer term by investing in highly-rated
This subaccount purchases shares of the MONY           fixed income securities issued by a diverse mix of
Series Fund, Inc. Long Term Bond Portfolio.            corporations, the U.S. Government and its agencies
                                                       or instrumentalities, as well as mortgage-backed
                                                       and asset-backed securities together having a dollar-
                                                       weighted average maturity of more than 8 years.
-------------------------------------------------------------------------------------------------------------

MONY Money Market Subaccount                           Seeks to maximize current income consistent with
                                                       preservation of capital and maintenance of liquidity
This subaccount purchases shares of the MONY           by investing primarily in high quality, short-term
Series Fund, Inc. Money Market Portfolio.              money market instruments.
-------------------------------------------------------------------------------------------------------------

PIMCO Global Bond Subaccount                           Seeks to maximize total return, consistent with
                                                       preservation of capital, by investing primarily in
This subaccount purchases shares of the PIMCO          Fixed Income Instruments of issuers located in at
Variable Insurance Trust Global Bond Portfolio.        least three countries (one of which may be the
                                                       United States).
-------------------------------------------------------------------------------------------------------------

         Subaccount and Designated Portfolio                     Investment Objective
----------------------------------------------------------------------------------------------------------

PIMCO Real Return Subaccount                          Seeks to maximize real return, consistent with
                                                      preservation of real capital, by investing primarily
This subaccount purchases shares of the PIMCO         in inflation-indexed bonds of varying maturities
Variable Insurance Trust Real Return Portfolio.       issued by the U.S. and non-U.S. governments, their
                                                      agencies or government-sponsored enterprises and
                                                      corporations.
----------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Subaccount            Seeks to provide above average current income and
                                                      long-term capital appreciation by investing
This subaccount purchases shares of The Universal     primarily in equity securities of companies in the
Institutional Funds, Inc. U.S. Real Estate Portfolio. U.S. real estate industry, including real estate investment trusts ("REITs").
----------------------------------------------------------------------------------------------------------

   The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

      (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

      (2) More than 50% of the outstanding portfolio shares.

   The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

                                   THE FUNDS

   Each available subaccount of MONY America Variable Account L will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios) are diversified, open-end management investment companies. The Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios are non-diversified, open-end management investment companies. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Fund.

The Alger American Fund

   Fred Alger Management, Inc., is the portfolio's investment adviser. The investment adviser is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The investment adviser fee for the portfolio is shown in the table below.

              Portfolio                Investment Adviser Fee
---------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio  Annual rate of 0.80% of the portfolio's average daily net assets.

Dreyfus Stock Index Fund
The Dreyfus Socially Responsible Growth Fund, Inc.

   The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below.

Portfolio and Sub-Investment Adviser  Investment Adviser Fee          Sub-Investment Adviser Fee
----------------------------------------------------------------------------------------------------------

 Dreyfus Stock Index Fund            Annual rate of 0.245% of the              Annual rate of 0.01% of
                                     fund's average daily net assets.          the value of the fund's
 Mellon Equity Associates is the                                               average daily net assets.
 sub-investment adviser.
----------------------------------------------------------------------------------------------------------

 The Dreyfus Socially                Annual rate of 0.75% of the               Annual rate of 0.10% of
 Responsible Growth Fund, Inc.       fund's average daily net assets.          the first $32 million,
                                                                               0.15% in excess of $32
 NCM Capital Management                                                        million up to $150 million,
 Group, Inc. is the sub-investment                                             0.20% in excess of $150
 adviser.                                                                      million up to $300 million,
                                                                               0.25% in excess of $300
                                                                               million of the value of the
                                                                               fund's average daily net
                                                                               assets.

Enterprise Accumulation Trust

   Enterprise Accumulation Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each Prospectus portfolio, see the Enterprise Accumulation Trust prospectus which accompanies this Prospectus. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The sub-investment adviser and daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below:

Portfolio and Sub-Investment Adviser   Investment Adviser Fee      Sub-Investment Adviser Fee
------------------------------------------------------------------------------------------------

   Balanced Portfolio                Annual rate of 0.75% of the Annual rate of 0.30% up to $100
                                     average daily net assets.   million, 0.25% of $100 million
   Montag & Caldwell, Inc. is the                                to $200 million and 0.20% in
   sub-investment adviser.                                       excess of $200 million of the
                                                                 portfolio's average daily net
                                                                 assets.
------------------------------------------------------------------------------------------------

Portfolio and Sub-Investment Adviser      Investment Adviser Fee           Sub-Investment Adviser Fee
---------------------------------------------------------------------------------------------------------

 Capital Appreciation Portfolio      Annual rate of 0.75% of the       Annual rate of 0.50% on the first
                                     portfolio's average daily net     $100 million, 0.45% for the next
 Marsico Capital Management,         assets.                           $100 million, 0.35% of $200
 LLC is the sub-investment                                             million to $300 million, and
 adviser.                                                              0.30% in excess of $300 million
                                                                       of the portfolio's average daily
                                                                       net assets.
---------------------------------------------------------------------------------------------------------

 Emerging Countries Portfolio        Annual rate of 1.25% of the       Annual rate of 0.6875% on the
                                     portfolio's average daily net     first $50 million; and 0.6250% in
 Nicholas-Applegate Capital          assets.                           excess of $50 million of the
 Management is the sub-                                                portfolio's average daily net
 investment adviser.                                                   assets.
---------------------------------------------------------------------------------------------------------

 Equity Portfolio                    Annual rate of 0.80% of the first Annual rate of 0.40% up to$1
                                     $400 million, 0.75% of the next   billion, and 0.30% in excess of
 TCW Investment Management           $400 million and 0.70% in         $1 billion of the portfolio's
 Company is the sub-investment       excess of $800 million of the     average daily net assets.
 adviser.                            portfolio's average daily net
                                     assets.
---------------------------------------------------------------------------------------------------------

 Equity Income Portfolio             Annual rate of 0.75% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $100 million, 0.25% of the next
 1740 Advisers, Inc. (affiliate of   assets.                           $100 million, and 0.20% in
 MONY Life Insurance Company                                           excess of $200 million of the
 of America) is the sub-                                               portfolio's average daily net
 investment adviser.                                                   assets.
---------------------------------------------------------------------------------------------------------

 Growth Portfolio                    Annual rate of 0.75% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $1 billion and 0.20% in excess of
 Montag & Caldwell, Inc. is the      assets.                           $1 billion of the portfolio's
 sub-investment adviser.                                               average daily net assets.
---------------------------------------------------------------------------------------------------------

 Growth and Income Portfolio         Annual rate of 0.75% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $100 million, 0.25% of the next
 Retirement System Investors,        assets.                           $100 million, and 0.20% in
 Inc. is the sub-investment                                            excess of $200 million of the
 adviser.                                                              portfolio's average daily net
                                                                       assets.
---------------------------------------------------------------------------------------------------------

 High Yield Bond Portfolio           Annual rate of 0.60% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $100 million and 0.25% in excess
 Caywood-Scholl Capital              assets.                           of $100 million of the portfolio's
 Management is the sub-                                                average daily net assets.
 investment adviser.
---------------------------------------------------------------------------------------------------------

 International Growth Portfolio      Annual rate of 0.85% of the       Annual rate of 0.40% of the first
                                     portfolio's average daily net     $100 million, 0.35% of $100
 Vontobel Asset Management,          assets.                           million to $200 million, 0.30%
 Inc. is the sub-investment                                            of $200 million to $500 million
 adviser.                                                              and 0.25% in excess of $500
                                                                       million of the portfolio's average
                                                                       daily net assets.
---------------------------------------------------------------------------------------------------------

Portfolio and Sub-Investment Adviser      Investment Adviser Fee           Sub-Investment Adviser Fee
---------------------------------------------------------------------------------------------------------

   Managed Portfolio                 Annual rate of 0.80% of the first Wellington Management
                                     $400 million, 0.75% of the next   Company's fee for the assets of
   Wellington Management             $400 million and 0.70% in         the portfolio it manages is an
   Company, LLP and Sanford C.       excess of $800 million of the     annual rate of 0.40% up to $500
   Bernstein & Co., LLC are co-      portfolio's average daily net     million, 0.35% of the next $500
   sub-investment advisers.          assets.                           million, 0.30% of the next $1
                                                                       billion, and 0.25% in excess of
                                                                       $2 billion of the portfolio's
                                                                       average daily net assets. Sanford
                                                                       C. Bernstein & Co., LLC's fee
                                                                       for the assets of the portfolio it
                                                                       manages is an annual rate of
                                                                       0.40% up to $10 million, 0.30%
                                                                       from $10 million to $50 million,
                                                                       0.20% from $50 million to $100
                                                                       million, and 0.10% in excess of
                                                                       $100 million of the portfolio's
                                                                       average daily net assets.
---------------------------------------------------------------------------------------------------------

   Mid-Cap Growth Portfolio          Annual rate of 0.75% of the       Annual rate of 0.4375% of the
                                     portfolio's average daily net     first $50 million; 0.375% of the
   Nicholas-Applegate Capital        assets.                           next $450 million; 0.3375% of
   Management is the sub-                                              the next $500 million; and
   investment adviser.                                                 0.325% in excess of $1 billion of
                                                                       the portfolio's average daily net
                                                                       assets.
---------------------------------------------------------------------------------------------------------

   Multi-Cap Growth Portfolio        Annual rate of 1.00% of the       Annual rate of 0.40% of the
                                     average daily net assets.         average daily net assets.
   Fred Alger Management Inc. is
   the sub-investment adviser.
---------------------------------------------------------------------------------------------------------

   Small Company Growth              Annual rate of 1.00% of the       Annual rate of 0.65% of the first
   Portfolio                         portfolio's average daily net     $50 million, 0.55% of the next
                                     assets.                           $50 million and 0.45% in excess
   William D. Witter, Inc. is the                                      of $100 million of the portfolio's
   sub-investment adviser.                                             average daily net assets.
---------------------------------------------------------------------------------------------------------

   Small Company Value               Annual rate of 0.80% of the first Annual rate of 0.40% of the first
   Portfolio                         $400 million, 0.75% of the next   $1 billion and 0.30% in excess of
                                     $400 million and 0.70% in         $1 billion of the portfolio's
   Gabelli Asset Management          excess of $800 million of the     average daily net assets.
   Company is the sub-investment     portfolio's average daily net
   adviser.                          assets.
---------------------------------------------------------------------------------------------------------

   Total Return Portfolio            Annual rate of 0.55% of the       Annual rate of 0.25% of the
                                     portfolio's average daily net     portfolio's average daily net
   Pacific Investment                assets.                           assets.
   Management Company, LLP is
   the sub-investment adviser.
---------------------------------------------------------------------------------------------------------

Portfolio and Sub-Investment Adviser    Investment Adviser Fee       Sub-Investment Adviser Fee
--------------------------------------------------------------------------------------------------

     Worldwide Growth Portfolio      Annual rate of 1.00% of the   Annual rate of 0.5375% of the
                                     portfolio's average daily net first $50 million; 0.50% of the
     Nicholas-Applegate Capital      assets.                       next $450 million; 0.45% of the
     Management is the sub-                                        next $500 million; and 0.425%
     investment adviser.                                           in excess of $1 billion of the
                                                                   portfolio's average daily net
                                                                   assets.
--------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products -- Growth Portfolio
Fidelity Variable Insurance Products -- Contrafund(R) Portfolio
Fidelity Variable Insurance Products -- Growth Opportunities Portfolio

   Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment adviser fee for each portfolio is shown in the table below.

     Portfolio and Sub-Investment Advisers       Investment Adviser Fee
--------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products -- Growth       The fee is calculated by adding a group fee rate to
Portfolio                                            an individual fee rate, dividing by twelve, and
                                                     multiplying the result by the Fund's average net
                                                     assets throughout the month. The group fee rate is
                                                     based on the average net assets of all the mutual
                                                     funds advised by FMR. This group rate cannot rise
                                                     above 0.52% for this Fund, and it drops as total
                                                     assets under management increase. The individual
                                                     fee rate for this Fund is 0.30% of the Fund's
                                                     average net assets.
--------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products --              The fee is calculated by adding a group fee rate to
Contrafund(R) Portfolio                              an individual fee rate, dividing by twelve, and
                                                     multiplying the result by the Fund's average net
Fidelity Management & Research (U.K.) Inc. and       assets throughout the month. The group fee rate is
Fidelity Management & Research Far East Inc. are     based on the average net assets of all the mutual
the sub-investment advisers.                         funds advised by FMR. This group rate cannot rise
                                                     above 0.52% for this Fund, and it drops as total
                                                     assets under management increase. The individual
                                                     fee rate for this Fund is 0.30% of the Fund's
                                                     average net assets.
--------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products -- Growth       The fee is calculated by adding a group fee rate to
Opportunities Portfolio                              an individual fee rate, dividing by twelve, and
                                                     multiplying the result by the Fund's average net
Fidelity Management & Research (U.K.) Inc. and       assets throughout the month. The group fee rate is
Fidelity Management & Research Far East Inc. are     based on the average net assets of all the mutual
the sub-investment advisers.                         funds advised by FMR. This group rate cannot rise
                                                     above 0.52% for this Fund, and it drops as total
                                                     assets under management increase. The individual
                                                     fee rate for this Fund is 0.30% of the Fund's
                                                     average net assets.

Janus Aspen Series

   Janus Aspen Series has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.

                  Portfolio                    Investment Adviser Fee
-----------------------------------------------------------------------------------------------

Janus Aspen Series Aggressive Growth Portfolio  Annual rate of 0.65% of the portfolio's average daily net assets.
-----------------------------------------------------------------------------------------------

Janus Aspen Series Balanced Portfolio           Annual rate of 0.65% of the portfolio's average
                                                daily net assets.
-----------------------------------------------------------------------------------------------

Janus Aspen Series Capital Appreciation         Annual rate of 0.65% of the portfolio's average
Portfolio                                       daily net assets.
-----------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth Portfolio   Annual rate of 0.65% of the portfolio's average
                                                daily net assets.

Lord Abbett Series Fund

   Lord Abbett Series Fund has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Lord, Abbett & Co. is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

           Portfolio          Investment Adviser Fee
  ----------------------------------------------------------------------------

  Growth and Income Portfolio  Annual rate of 0.50% of the portfolio's average daily net assets.
  ----------------------------------------------------------------------------

  Mid-Cap Value Portfolio      Annual rate of 0.75% of the portfolio's average
                               daily net assets.

MONY Series Fund, Inc.

   MONY Series Fund, Inc. has a number of portfolios, the shares of some of which can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. MONY Life Insurance Company of America, a wholly-owned subsidiary of the Company ("MONY America") is a registered investment adviser under the Investment Advisers Act of 1940. MONY America serves as investment adviser to MONY Series Fund, Inc. MONY America, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, MONY America has entered into a Services Agreement with the Company to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., MONY America receives a daily investment adviser fee for each portfolio (see chart below). Fees are deducted daily and paid to MONY America monthly.

   The following table describes the portfolios available and the investment adviser fees:

           Portfolio             Investment Adviser Fee
-----------------------------------------------------------------------------------------

Government Securities Portfolio       Annual rate of 0.50% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% in
                                      excess of $800 million of the portfolio's
                                      aggregate average daily net assets.
-----------------------------------------------------------------------------------------

Intermediate Term Bond Portfolio      Annual rate of 0.50% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% in
                                      excess of $800 million of the portfolio's
                                      aggregate average daily net assets.
-----------------------------------------------------------------------------------------

Long Term Bond Portfolio              Annual rate of 0.50% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% in
                                      excess of $800 million of the portfolio's
                                      aggregate average daily net assets.
-----------------------------------------------------------------------------------------

Money Market Portfolio                Annual rate of 0.40% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% of
                                      assets in excess of $800 million of the portfolio's
                                      aggregate average daily net assets.

PIMCO Variable Insurance Trust

   PIMCO Variable Insurance Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Pacific Investment Management Company LLC is the investment adviser for the portfolios and is responsible for managing the investment activities of the portfolios and the portfolios' business affairs and other administrative matters. The investment adviser fee for each portfolio is shown in the table below.

           Portfolio       Investment Adviser Fee
     ----------------------------------------------------------------------

     Global Bond Portfolio  Annual rate of 0.25% of the portfolio's average daily net assets.
     ----------------------------------------------------------------------

     Real Return Portfolio  Annual rate of 0.25% of the portfolio's average daily net assets.

The Universal Institutional Funds, Inc.

   Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," is the investment adviser to the portfolio and manages the investments of the portfolio. The investment adviser fee is shown in the table below.

        Portfolio          Investment Adviser Fee
-------------------------------------------------------------------------------------

U.S. Real Estate Portfolio         Annual rate of 0.80% of the first $500 million;
                                   0.75% from $500 million to $1 billion; and 0.70%
                                   in excess of $1 billion of the portfolio's average
                                   daily net assets.

   Each Owner should periodically review their allocation of purchase payments and Fund Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

Purchase of Portfolio Shares by MONY America Variable Account L

   The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

   Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies and variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflicts of interest, between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

        The Funds' Prospectuses Accompany This Prospectus And Should Be
                        Read Carefully Before Investing

                     DETAILED INFORMATION ABOUT THE POLICY

   The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

Application for a Policy

   The policy design meets the needs of individuals by providing life insurance coverage on two Insureds. A death benefit is payable when the last surviving insured dies while the policy is in effect. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the lives of two insureds, each of whom is no older than age 85 with evidence of insurability that satisfies the Company. Each insured's age is calculated as of his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

   The minimum Specified Amount you may apply for is $100,000. Subsequent to issue, the minimum Specified Amount is also $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

   Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or
(2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

   If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend on your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See Premiums -- "Premium Flexibility".

   Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

  .  the Policy Release Date, if the policy is issued as applied for;

  . the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

  . no later than 90 days from the date the Temporary Insurance Agreement is signed;

  . the 45th day after the form is signed if the insureds have not finished the last required medical exam;

  . 5 days after the Company sends notice to you that it declines to issue any policy; and

  .  the date you tell the Company that the policy will be refused.

   For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

  .  the Policy Release Date, if the policy is issued as applied for;

  . the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

  .  the date you tell the Company that the policy will be refused; and

  . the day written notice of the declination and refund of premium is provided to the applicant.

   If both insureds die during the period of temporary coverage, the death benefit will be:

      (1) The insurance coverage applied for (including any optional riders) up to $500,000,

      less

      (2) The deductions from premium and the monthly deduction due prior to the date of death of the last surviving insured.

   Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premium (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

      (1) The date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

      (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused; or

      (3) The date the Company sends notice to you declining to issue any policy on the insureds.

  Initial Premium Payment

   Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment is specified in your policy and must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. The premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period".)

  Policy Date

   The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

   Each insured is assigned to an underwriting (risk) class. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

Right to Examine a Policy -- Right to Return Policy Period

   The Right to Return Policy Period runs for the later of (a) 10 days (or longer in certain states) after you receive the policy; (b) 45 days after the application is signed; or (c) 10 days after we mail or deliver a notice of withdrawal right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Premiums

   The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

   The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

      1) The policy's Specified Amount,

      2) Any riders added to the policy, and

      3) Each insured's

          a) Age,

          b) Smoking status,

          c) Gender (unless unisex cost of insurance rates apply, see "Monthly Deductions From Fund Value -- Cost of Insurance"), and

          d) Underwriting class.

   The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

   The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" are met. See also "Grace Period and Lapse".

  Scheduled Premium Payments

   When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

   You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

   You may elect to make monthly premium payments by the electronic funds transfer program. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

   Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse".)

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

  Choice of Definition of Life Insurance

   Your policy offers two death benefit qualification tests, which we use to calculate the minimum death benefit. You choose one of these tests on your application. Once you choose a test, you cannot change it.

   In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

   The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Fund Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.

  Cash Value Accumulation Test

   If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

   This test determines what the death benefit should be in relation to your policy's Fund Value. In general, as your policy's Fund Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the tax code.

   Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.

  Guideline Premium/Cash Value Corridor Test

   If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Fund Value by a death benefit percentage.

   You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

   Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in "Federal Income Tax Considerations -- Definition of Life Insurance".

  Modified Endowment Contracts

   The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax Considerations -- Modified Endowment Contracts".

  Unscheduled Premium Payments

   Generally, you may make premium payments at any time and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy" and "Federal Income Tax Considerations -- Definition of Life Insurance". However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

   Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

   If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse".

   Your policy is guaranteed to remain in effect as long as:

      (a) The Cash Value is greater than zero, or

      (b) You have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider, or

      (c) During the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elect the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.

Allocation of Net Premiums

   Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.

   You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13221. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges". Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

   Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.

Death Benefits under the Policy

   When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

   As long as the policy is in effect, the Company will, upon proof of death of the surviving insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

      (1) The policy's death benefit, plus

      (2) Any insurance proceeds provided by rider, less

      (3) Any Outstanding Debt (and, if in the Grace Period, less any overdue charges).

Death Benefit Options

   You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

   Option 1 -- The death benefit equals the greater of:

      (a) the Specified Amount plus Additional Term Life Insurance, if any, or

      (b) the Fund Value on the date of death multiplied by the death benefit percentage.

      The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. See "Federal Income Tax Considerations -- Definition of Life Insurance". A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

   Option 2 -- The death benefit equals the greater of:

      (a) The Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or

      (b) The Fund Value on the date of death multiplied by the death benefit percentage.

      The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix
   A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

      The Fund Value used in these calculations is the value as of the date of the surviving insured's death.

  Examples of Options 1 and 2

   The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that both insureds are age 35, standard class, non-smoker at issue. It is also assumed that the last surviving insured is age 70 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                         Cash Value Accumulation Test

                                       Policy 1  Policy 2  Policy 3  Policy 4
                                       --------  --------  --------  --------
  Specified Amount.................... $100,000  $100,000  $100,000  $100,000
  Additional Term Life Insurance Rider $      0  $      0  $      0  $ 75,000
  Fund Value on Date of Death......... $ 35,000  $ 60,000  $ 90,000  $ 60,000
  Death Benefit Percentage............    183.6%    183.6%    183.6%    183.6%
  Death Benefit under Option 1........ $100,000  $110,160  $165,240  $175,000
  Death Benefit under Option 2........ $135,000  $160,000  $190,000  $235,000

Option 1, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260).

Option 1, Policy 2 and 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 X 183.6% = $110,160 for Policy 2; $90,000 X 183.6% = $165,240 for Policy 3) is greater than the Specified Amount ($100,000).

Option 1, Policy 4: The Death Benefit is equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 X 183.6% = $110,160).

Option 2, Policy 1, 2, and 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $90,000 = $190,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260 for Policy 1; $60,000 X 183.6% =
$110,160 for Policy 2; and $90,000 X 183.6% = $165,240 for Policy 3).

Option 2, Policy 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 183.6% = $110,160).

                  Guideline Premium/Cash Value Corridor Test
                         Cash Value Accumulation Test

                                       Policy 1  Policy 2  Policy 3  Policy 4
                                       --------  --------  --------  --------
  Specified Amount.................... $100,000  $100,000  $100,000  $100,000
  Additional Term Life Insurance Rider $      0  $      0  $      0  $ 75,000
  Fund Value on Date of Death......... $ 35,000  $ 60,000  $ 90,000  $ 60,000
  Death Benefit Percentage............      115%      115%      115%      115%
  Death Benefit under Option 1........ $100,000  $100,000  $103,500  $175,000
  Death Benefit under Option 2........ $135,000  $160,000  $185,000  $235,000

Option 1, Policy 1 and 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250 for Policy 1 and $60,000 X 115% = $69,000 for Policy 2).

Option 1, Policy 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($90,000 X 115% = $103,500) is greater than the Specified Amount ($100,000).

Option 1, Policy 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000).

Option 2, Policy 1, 2, and 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $90,000 = $190,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250 for Policy 1; $60,000 X 115% = $69,000 for
Policy 2; and $90,000 X 115% = $103,500 for Policy 3).

Option 2, Policy 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000)

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

   You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1.

   You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

   If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

   If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

   A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Monthly Deductions From Fund Value -- Cost of Insurance". If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

Changes in Specified Amount

   You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the older insured's age 85. Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

   To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

   An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.

   When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions". In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

   If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

  Decreases

   Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

      (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

      (2) To the next most recent increases successively, and last

      (3) To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below
  $100,000.

   The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

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

   The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

      (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

      (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance".

Changes in Additional Term Life Insurance Amount

   A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

  . Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life insurance increase;

  . Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

  . Against Additional Term Life Insurance provided under the original application; and

  . Against insurance provided by the Specified Amount under the original application.

Guaranteed Death Benefit Riders

  Guaranteed Death Benefit

   Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

      (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

      (2) the interest earned in the Guaranteed Interest Account, and

      (3) the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in force without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse".

   When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These riders provide a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances, even if the Cash Value of the policy is zero on any monthly anniversary date.

  Guaranteed Death Benefit Rider

   In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If

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

the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the later of the younger insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Guaranteed Death Benefit".

   On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.

   The first calculation shows the net premiums you have paid. We

      (1) total the actual premiums you have paid for the policy, and

      (2) subtract the amount of:

          (a) partial surrenders (and associated fees and surrender charges), and

          (b) outstanding debt

   The second calculation shows the amount of premiums the rider required you to pay. We

      (1) take the Monthly Guarantee Premium specified by the policy and

      (2) multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required, the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

   The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Is in Effect".

   It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.) This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected.

Guaranteed Death Benefit to Age 100 Rider

   The Guaranteed Death Benefit to Age 100 Rider guarantees that during the insured's lifetime, the policy will not lapse regardless of the cash value. Provided that certain conditions are met, a minimum death benefit equal to the Specified Amount will be paid. To maintain the benefit, total premiums paid less partial surrenders (excluding any partial surrender fees) less outstanding debt must equal or exceed the cumulative required minimum monthly premium to date. This rider is not available if you elect coverage under the Guaranteed Death Benefit Rider and/or Additional Term Life Insurance Rider. This rider is only available for policies applied for on or after March 1, 2001.

Other Optional Insurance Benefits

   Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund

Value for each optional benefit added to your policy. See "Charges and Deductions". You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts". An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

   From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Additional Term Life Insurance Rider

   The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702 (See "Definition of Life Insurance").

  Waiver of Monthly Deduction Rider

   This rider provides for the waiver of certain charges while the selected insured has a covered disability and the policy is in effect. While the selected insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered disability. It remains fixed at the level at the beginning of the disability.

  Waiver of Specified Premiums Rider

   This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the selected insured has a covered disability and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider.

  Four Year Term Insurance Rider

   This benefit provides non-renewable, non-convertible term insurance. The insurance is payable if the second death occurs within the first four policy years. If the policy owner makes any changes to the Specified Amount, the amount of this rider will be adjusted.

  Option to Split Policy

   This benefit provides that the policy may be split into two other individual life insurance policies within the 6 month period following:

  .  Certain major changes in Federal income tax laws

  .  Divorce (if the insureds are married when the policy is issued)

  . Business dissolution (if the insureds are employees of one organization at the time the policy is issued).

Evidence of insurability at the time the option is exercised will not be required if as a result of a tax law change, but will be required in all other instances. Certain conditions, as described in the policy, must be met before this option can be exercised. This benefit is guaranteed by the Guaranteed Death Benefit Rider. There is no charge for this benefit. This benefit is not available in all states.

Benefits at Maturity and Maturity Extension Rider

   If one or both of the insureds is living on the maturity date, the Company will pay to the policy owner the Cash Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments". At your option, payment of the benefit may be deferred until the date of the last surviving insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the younger insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

   Please refer to the policy for additional information on the Maturity Extension Rider.

Policy Values

  Fund Value

   The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

   On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value". No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

   The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.

Determination of Fund Value

   Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

  .  Payment of premiums.

  .  Amount held in the Loan Account to secure any Outstanding Debt.

  .  Partial surrenders.

  .  The charges assessed in connection with the policy.

  .  Investment experience of the subaccounts.

  .  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

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

   The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

  .  The investment income.

  .  Realized and unrealized capital gains and losses.

  .  Expenses of a portfolio including investment adviser fees.

  .  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

   Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount".) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

   Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

  .  Make partial surrenders.

  .  Make full surrenders.

  . Transfer amounts from a subaccount (including transfers to the loan account).

  .  Pay the death benefit when the last surviving insured dies.

  .  Pay monthly deductions from the policy's Fund Value.

  .  Pay policy transaction charges.

  .  Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

   Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

Calculating Unit Values for Each Subaccount

   The Company calculates the unit value of a subaccount on any Business Day as follows:

      (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

      (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

      (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable Account -- Mortality and Expense Risk Charge". If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

   The unit value of each subaccount on its first Business Day was set at $10.00.

Determining Fund Value

                                  [FLOW CHART]



Transfer of Fund Value

   You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges". Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse". No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

   After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account".

Right to Exchange Policy

   During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a last survivor flexible premium universal life policy. See "The Guaranteed Interest Account". No charge is imposed on the transfer when you exercise the exchange privilege.

Policy Loans

   You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

   Loan interest is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

   You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

   When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

   The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by us.

   The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%.

   Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the

Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether when the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and (2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

   Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the last surviving insured, or the value paid upon surrender or maturity.

   Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary, your policy will lapse when:

      (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and

      (2) The minimum payment required is not made during the grace period.

Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less (1) any partial surrenders and their fees, and (2) Outstanding Debt do not exceed the premiums required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse".

   A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations".

Full Surrender

   You may fully surrender your policy at any time during the lifetime of either or both insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

   You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan, Settlement Provisions". For information on the tax effects of surrender of a policy, see "Federal Income Tax Considerations".

Partial Surrender

   With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year.

   A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value after the partial surrender.

   You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the last surviving insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

   When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death Benefits under the Policy".

   There is a fee for each partial surrender of $10.

   For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations".

Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) It has a Cash Value greater than zero

      (2) You have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and

      (3) You make any required additional premium payments during a 61-day Grace Period.

  Special Rule for First Three Policy Years

   During the first three policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

  .  Your policy's Cash Value is greater than zero, or

  . The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to

      . The Minimum Monthly Premium times the number of months your policy has been in effect.

If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect.

See the explanation below.

  If Guaranteed Death Benefit Rider Is Not in Effect

   To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

   We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

   If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years, if the Cash Value of the policy is less than zero, you must pay:

      (1) The Minimum Monthly Premium not paid, plus

      (2) One succeeding Minimum Monthly Premium.

After the third policy anniversary, the payment required is:

      (1) The monthly deduction not paid, plus

      (2) Two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and sales charges.

(See "Charges and Deductions -- Deductions from Premiums"). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the last surviving insured dies during the grace period, the death benefit proceeds will equal:

      (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

      (2) Any unpaid monthly deductions and any Outstanding Debt.

  If Guaranteed Death Benefit Rider Is in Effect

   The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

      (1) A Guaranteed Death Benefit Rider is in effect, and

      (2) The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider".

   While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy may be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

  Reinstatement

   We will reinstate a lapsed policy at any time:

      (1) Before the maturity date, and

      (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

   To reinstate a lapsed policy we must also receive:

      (1) A written application from you

      (2) Evidence of insurability of both insureds that is satisfactory to us

      (3) Payment of all monthly deductions that were due and unpaid during the grace period

      (4) Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date

      (5) Payment or reinstatement of any debt on the policy anniversary at the start of the grace period

      (6) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement

   When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

      (1) The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

      (2) The Fund Value will be reduced by the decrease, if any, in the surrender charge during the period that the policy was not in effect.

      (3) Any Outstanding Debt on the date of lapse will also be reinstated.

      (4) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                            CHARGES AND DEDUCTIONS

   The following chart summarizes the current charges and deductions under the policy:

                                        Deductions from Premiums
---------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on policy year. It is First 10 policy years -- 6% of premiums paid up to
            a % of premium paid                    Target Premium and 3% if premium paid in excess
                                                   of Target Premium.
                                                   Years 11 and later -- 3% of all premiums.
--------------------------------------------------------------------------------------------------------
Tax Charge                                         State and local -- 2.25%
                                                   Federal -- 1.5%
--------------------------------------------------------------------------------------------------------
                          Daily Deduction from MONY America Variable Account L
---------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum         .35% of subaccount value (0.000959% daily)
Annual Rate
--------------------------------------------------------------------------------------------------------
                                   Monthly Deductions from Fund Value
---------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                           Current cost of insurance rate x net amount at risk
                                                   at the beginning of the policy month
--------------------------------------------------------------------------------------------------------
Administrative Charge -- Monthly                   $7.50
--------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge         See Appendix B. This charge applies for the first 10
Based on issue age of the younger insured          policy years (or for 10 years from the date of any
smoking Status and Specified Amount.               increase in Specified Amount)
--------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                    $0.01 per $1,000 of Specified Amount and certain
Monthly Charge for Guaranteed Death Benefit        Rider amounts. Please note that the Rider requires
Rider (Guaranteed Death Benefit Rider is not       that at least the amount of premiums set forth in the
available in all states)                           policy itself be paid in order to remain in effect.
--------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                 As applicable.
Monthly Deduction for any other optional
insurance Benefits added by rider.
--------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                            $10
- Transfer of Fund Value (at Company's Option)     $25 maximum per transfer/1/
--------------------------------------------------------------------------------------------------------
Surrender Charge                                   See the discussion of Surrender Charge for grading
Grades from 100% to 0 over 11 years based on a     schedule.
schedule. Factors per $1,000 of Specified Amount
vary based on issue age, gender, and underwriting
class.
--------------------------------------------------------------------------------------------------------

/1/ Currently no charge on any transfers.

   The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

Deductions from Premiums

   Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge -- This charge varies based on a target premium. The target premium is actuarially determined based upon the Specified Amount of the policy and the age, gender, underwriting class and smoking status of each of the insureds. The target premium is established at issue, and will be adjusted if the Specified Amount is increased or decreased.
                The charge is a percent of each premium paid.

                First 10 policy years -- 6% of premiums paid up to target premium and 3% of premium paid in excess of target premium in that year.

                Years 11 and later -- 3% of all premiums.


   You should refer to your policy to determine the amount of the target premium.

   The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amount indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge -- State and local premium tax -- currently 2.25%; Federal tax for deferred acquisition costs of the Company -- currently 1.5%

   All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. The Company currently deducts an amount equal to 2.25% of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%. We do not expect to profit from this charge.

   The 1.5% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments.

   We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

Daily Deduction From MONY America Variable Account L

   A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk Charge -- Maximum of .000959% of the amount in the subaccount, which is equivalent to an annual rate of .35% of subaccount value.

   This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

   This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

Monthly Deductions from Fund Value

   A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance -- This charge compensates us for the anticipated cost of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund
                     Value at that time.

   The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table D applies.) These rates are based on the age and underwriting class of each insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana. As of the date of this prospectus, we charge "current rates" that are lower (i.e less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of each insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of each insured.

   If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

                    Administrative Charge -- $7.50 per month

   This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from this charge.

Monthly per $1,000 Specified Amount This charge applies for the first 10 years following the issuance of
  Charge --                         the policy or an increase in the Specified Amount. The charge is made per $1,000 of Specified Amount based on issue age of the younger insured, smoking status and Specified Amount. The
                                    monthly per $1,000 factors are shown in Appendix B.

GuaranteedDeath Benefit Charge --     If you elect the Guaranteed Death Benefit Rider, you will be charged
                                      $0.01 per $1,000 of policy Specified Amount and certain Rider amounts per month during the term of the Guaranteed Death Benefit
                                      Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance Benefits Charge -- A monthly deduction for any other optional insurance benefits added to the policy by rider.

Surrender Charge --                   The Company will assess a surrender charge against Fund Value upon a surrender of all or part of the policy. The surrender charge is based on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified amount) and grades from 100% to zero over 11 years based on a schedule. The factors per $1,000 vary by issue age, gender, and underwriting class. The grading percentages (as shown below) vary based on number of full years since the Policy was issued (or since the increase in Specified Amount). The maximum level of surrender charge is $53.31 per $1,000 of Specified Amount.


      Policy Year                                                 Percent
      -----------                                                 -------
       1.........................................................   100%
       2.........................................................    90
       3.........................................................    80
       4.........................................................    70
       5.........................................................    60
       6.........................................................    50
       7.........................................................    40
       8.........................................................    30
       9.........................................................    20
      10.........................................................    10
      11 and later...............................................     0

Surrender Charge

   The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

Effectof
      Changes
      in
      Specified The surrender charge will increase when a new coverage segment of
      Amount    Specified Amount is created due to a requested increase in coverage.
      on        The surrender charge related to the increase will be computed in the
      the       same manner as the surrender charge for the original Specified
      Surrender Amount. It will reduce over the 11-year period following the
      Charge    increase. The new surrender charge for the policy will equal:
      --
                                               (1) Theremaining part of the surrender charge for the original
                                                      Specified Amount, plus

                                               (2) Thesurrender charge related to the increase.

                                               Decreases in Specified Amount have no effect on surrender charges.

Corporate Purchasers

   The policy is available for purchase by individuals, trusts, corporations and other organizations. Corporate or other group or sponsored arrangements purchasing one or more policies may receive a reduction in charges. The Company may reduce the amount of the sales charge, surrender charge, or other charges where the expenses associated with the policy or policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or the amount of projected premium payments.

Transaction and Other Charges

  .  Partial Surrender Fee -- $10

  .  Transfer of Fund Value -- $25 (at option of the Company) currently $0

   The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them.

   We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes".

   We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

Fees and Expenses of the Funds

   The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

Guarantee of Certain Charges

   We guarantee that certain charges will not increase. This includes:

      (1) Mortality and expense risk charge.

      (2) Administrative charge.

      (3) Per $1,000 Specified Amount charge.

      (4) Sales charge.

      (5) Guaranteed cost of insurance rates.

      (6) Surrender charge.

      (7) Partial surrender fee.

   Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

      (1) Future expectations with respect to investment earnings,

      (2) Mortality,

      (3) Length of time policies will remain in effect,

      (4) Expenses, and

      (5) Taxes.

   In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

Federal Income Tax Considerations

   The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

   Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if (a) a policy is considered to be life insurance under applicable law and (b) one of two alternate tests are met. The two alternative tests are:

      (1) "Cash Value Accumulation Test"

      (2) "Guideline Premium/Cash Value Corridor Test"

   When you apply for a policy you will irrevocably choose which of these two tests will be applied to your policy.

   If your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

      (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

      (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors. If your policy is tested under the Cash Value Accumulation Test, a table of factors will be shown in your policy.

   We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

   The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay" premium = $1,000
        Maximum premium to avoid "modified endowment" treatment =
        First year -- $1,000
        Through first two years -- $2,000
        Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

   If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

   We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual who uses the proceeds of a loan for business or investment purposes, may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

   For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

  . The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

  . The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

   Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

   Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

      (1) The policies are purchased from any one insurance company (including the Company), and

      (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

   Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

      (1) When the taxpayer is at least 59 years old;

      (2) Which is attributable to the taxpayer becoming disabled; or

      (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

   It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Federal Income Tax Considerations -- Conventional Life Insurance Policies".)

  Reasonableness Requirement for Charges

   The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Riders, Policy Changes, and Transfers

   Certain benefits permit the splitting of the policy into two other individual policies upon:

  .  Divorce

  .  Business Dissolution

  .  Certain changes in the Federal estate tax law

The splitting of a policy could have adverse tax consequences. Consequences include, but are not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.

   In order for the Beneficiary to receive certain tax treatment discussed in the previous sections above, the policy must initially qualify and continue to qualify as life insurance under Sections 7702 and 817(h) of the Code. To qualify the policy as life insurance for tax purposes the Company may:

  .  Make changes in the policy or Riders, or

  .  Make distributions from the policy to the extent considered necessary.

Any such change will uniformly apply to all policies that are affected. The policy owner will be given advance notice of such changes.

   Special tax rules may apply to the transfer of ownership of a policy. Consult a qualified tax adviser before any transfer of the policy.

  Other Employee Benefit Programs

   Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

   To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

      (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

      (2) No more than 70% can be represented by any two investments,

      (3) No more than 80% can be represented by any three investments, and

      (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

   Currently, for federal income tax purposes, the portfolio shares underlying the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

   Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

   For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               The Company Does Not Make Any Guarantee Regarding
                         The Tax Status Of Any Policy

Charge for Company Income Taxes

   For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

      (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

      (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

      (3) There is a change in the Company's tax status.

   Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

Voting of Fund Shares

   Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

      (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

      (2) The present interpretation of the Act should change, and

      (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.

   The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

   If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

Disregard of Voting Instructions

   The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

Report to Policy Owners

   A statement will be sent at least annually to each policy owner setting forth:

      (1) A summary of the transactions which occurred since the last statement, and

      (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

   Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

Substitution of Investments and Right to Change Operations

   The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

      (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

      (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

   Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

   The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

      (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

      (2) Be deregistered under that Act if such registration is no longer required, or

      (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

Changes to Comply with Law

   The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

   We may advertise the performance of MONY America Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

   Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of the MONY America Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of the MONY America Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

   Performance information for MONY America Variable Account L may be compared, in advertisements, sales literature, and reports to policy owners to:

      (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

      (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

   We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

                        THE GUARANTEED INTEREST ACCOUNT

   You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

General Description

   Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

   You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, the Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

   The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

Death Benefit

   The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death of the last surviving insured multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death of the last surviving insured multiplied by a death benefit percentage. See "Death Benefits under the Policy."

Policy Charges

   Deductions from premium, monthly deductions from the Fund Value, and surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

   You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

Transfers

   Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

  . Transfers to the Guaranteed Interest Account may be made at any time and in any amount.

  . Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

  . Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, the transfer will be effective as of the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

   Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future.

Surrenders and Policy Loans

   You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the subaccounts. See "Full Surrender" and "Partial Surrender."

Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

Ownership

   The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While either or both of the insureds is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

   If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

Beneficiary

   The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the last surviving insured, the policy owner or the policy owner's estate is the beneficiary.

   The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living when the last surviving insured dies to receive the proceeds.

  The Policy

   This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

Notification and Claims Procedures

   Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

   If the last surviving insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the last surviving insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

Payments

   Within seven days after the Company receives all the information needed for processing a payment, the Company will:

      (1) Pay death benefit proceeds,

      (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

      (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

   However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

  . The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

  . An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Payment Plan/Settlement Provisions

   Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 per payment or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Payment in Case of Suicide

   If either insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

   This provision may not be applicable in all states.

Assignment

   You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations."

Errors on the Application

   If the age or gender of an insured has been misstated, the death benefit under this policy will be the greater of:

      (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

      (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Monthly Deductions From Fund Value -- Cost of Insurance."

Incontestability

   The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

      (1) The initial Specified Amount cannot be contested after the policy has been in force during an insured's lifetime for two years from the policy date; and

      (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an insured's lifetime for two years from its effective date.

This provision may not be applicable in all states.

Policy Illustrations

   Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

Distribution of the Policy

   We have entered into a distribution agreement with MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, to act as principal underwriter and for the distribution and sale of the Policies. MSC is registered as a broker dealer under the Securities Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   MSC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business and are also licensed as life insurance agents of the Company. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

   Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Policy, commissions will equal at most 50% of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.8% of any additional premiums plus, beginning in the second policy year on each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.25% of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50% of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.8% level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

   In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable life insurance policies. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy owners or the Variable Account.

   MSC receives fees for the sale of the Policies. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $19,962,361, $19,810,966 and $17,532,005, respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

   We offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

                            MORE ABOUT THE COMPANY

Management

   The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019. All of the officers and directors have held their respective positions listed below for five or more years unless otherwise noted.

Current Officers and Directors are:

Name                  Age Position and Offices with the Company
----                  --- -------------------------------------

Michael I. Roth...... 56               Director, Chairman and Chief Executive Officer. Chairman of
                                       the Board (since 1993) and Chief Executive Officer (since
                                       January 1993) of MONY and Director of various MONY
                                       subsidiaries.

Samuel J. Foti....... 50               Director, President and Chief Operating Officer. President and
                                       Chief Operating Officer (since 1994) and Director (since 1993)
                                       of MONY.

Kenneth M. Levine.... 55               Director and Executive Vice President. Executive Vice
                                       President (since 1990) and Chief Investment Officer (since
                                       1991) of MONY and Director of various MONY subsidiaries.

Richard Daddario..... 54               Director, Vice President and Controller. Executive Vice
                                       President and Chief Financial Officer (since 1994) of MONY and Director of various MONY subsidiaries.

Michael Slipowitz.... 41               Director, Vice President and Actuary (since 2002). Senior Vice
                                       President (since March 2002); Chief Actuary (since January
                                       2002); and Vice President (1993 to 2001) of MONY.

Margaret G. Gale..... 50               Director and Vice President. Vice President (since 1991) and
                                       Vice President -- Policyholder Services (1988 to 1991) of
                                       MONY.

Steven G. Orluck..... 49               Director and Vice President. Executive Vice President (since
                                       2002) and Senior Vice President and Chief Distribution
                                       Officer (since 1998) of MONY. Prior to 1998, Mr. Orluck was a Vice President of Metropolitan Life Insurance Company.

Evelyn L. Peos....... 45               Director (since 2002) and Vice President (since 1990). Senior
                                       Vice President (since 2002); Vice President (1993 to 2002);
                                       and Vice President -- Individual Product Actuary (1988 to
                                       1993) of MONY Life.

Frederick C. Tedeschi 55               Director and Vice President (since 2002). Vice President and
                                       Chief Compliance Officer (since 2002); Chief Securities
                                       Compliance Officer (since 2001); and Vice President and
                                       Chief Counsel (1989 to 2000) of MONY.

Sam Chiodo........... 54               Vice President. Vice President (since 2002) and Vice
                                       President -- Corporate & Strategic Marketing (1996 to 2002)
                                       of MONY.

William D. Goodwin... 51               Vice President. Senior Vice President (since 1989) of MONY
                                       (since November 1998). Senior Managing Director of MONY
                                       (1989 to 1998).

Richard E. Connors... 49               Director. Senior Vice President (since 1994) of MONY and
                                       Director of various MONY subsidiaries.

David S. Waldman..... 53               Secretary. Vice President -- Chief Counsel, Operations (since
                                       2001) and Senior Counsel, Operations (1992 to 2001) of
                                       MONY.

David V. Weigel...... 55               Treasurer. Vice President and Treasurer (since 2000) and Vice
                                       President -- Treasurer (1994 to 2000) of MONY and
                                       Treasurer of various MONY subsidiaries.

   No officer or director listed above receives any compensation from MONY America Variable Account L. Neither the Company nor any of its affiliates have paid any separately allocable compensation to any person listed for services rendered to the Account.

State Regulation

   The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

Telephone Transfer Privileges

   You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

   The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

Legal Proceedings

   There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

Legal Matters

   Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) in connection with

      (1) the issue and sale of the policies described in this prospectus,

      (2) the organization of the Company,

      (3) the Company's authority to issue the policies under Arizona law, and

      (4) the validity of the forms of the policies under Arizona law.

   Edward P. Bank, then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal income tax laws.

Registration Statement

   A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

Independent Accountants

   The audited financial statements for MONY America Variable Account L and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

Financial Statements

   The audited financial statements of each of the subaccounts of MONY Custom Equity Master, MONY Custom Estate Master, Corporate Sponsored Variable Universal Life, Strategist, MONYEquity Master, the policies of MONY America Variable Account L, the combined financial statements of MONY America Variable Account L and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L (MONY Variable Universal Life and MONY Survivorship Variable
Universal Life)
  No financial statements are included because although MONY America Variable Account L commenced operations in
  1985, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.
                                                                                                                  Page
                                                                                                                  -----
With respect to MONY America Variable Account L (MONY Custom Equity Master)
 Report of Independent Accountants...............................................................................   F-3
 Statement of assets and liabilities as of December 31, 2001.....................................................   F-4
 Statement of operations for the period ended December 31, 2001..................................................   F-8
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000..................  F-12
 Notes to financial statements...................................................................................  F-21
With respect to MONY America Variable Account L (MONY Custom Estate Master)
 Report of Independent Accountants...............................................................................  F-26
 Statement of assets and liabilities as of December 31, 2001.....................................................  F-27
 Statement of operations for the period ended December 31, 2001..................................................  F-31
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000..................  F-36
 Notes to financial statements...................................................................................  F-44
With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
 Report of Independent Accountants...............................................................................  F-48
 Statement of assets and liabilities as of December 31, 2001.....................................................  F-49
 Statement of operations for the period ended December 31, 2001..................................................  F-55
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000..................  F-61
 Notes to financial statements...................................................................................  F-74
With respect to MONY America Variable Account L (Strategist and MONYEquity Master)
 Report of Independent Accountants...............................................................................  F-79
 Statement of assets and liabilities as of December 31, 2001.....................................................  F-81
 Statement of operations for the period ended December 31, 2001..................................................  F-87
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000..................  F-93
 Notes to financial statements................................................................................... F-102
With respect to MONY America Variable Account L (Combined)
 Report of Independent Accountants............................................................................... F-108
 Combined statement of assets and liabilities as of December 31, 2001............................................ F-109
 Combined statement of operations for the period ended December 31, 2001......................................... F-110
 Combined statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000......... F-111
 Notes to financial statements................................................................................... F-112
With respect to MONY America Variable Account L (MONY Custom Estate Master)
 Report of Independent Accountants............................................................................... F-116
 Combined statement of assets and liabilities as of December 31, 2000............................................ F-118
 Combined statement of operations for the period ended December 31, 2000......................................... F-122
 Combined statement of changes in net assets for the years ended December 31, 2000 and December 31, 1999......... F-126
 Notes to financial statements................................................................................... F-134
 Report of Independent Accountants............................................................................... F-137
 Statement of assets and liabilities as of December 31, 1999..................................................... F-138
 Statement of operations for the period ended December 31, 1999.................................................. F-142
 Statement of changes in net assets for the years ended December 31, 1999 and December 31, 1998.................. F-146
 Notes to financial statements................................................................................... F-150
With respect to MONY Life Insurance Company of America:
 Report of Independent Accountants............................................................................... F-152
 Balance sheets as of December 31, 2001 and 2000................................................................. F-153
 Statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999.............. F-154
 Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999.............. F-155
 Statements of cash flows for the years ended December 31, 2001, 2000 and 1999................................... F-156
 Notes to financial statements................................................................................... F-157

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                            MONY Custom Equity Master
                               -----------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                 Enterprise Accumulation Trust
                               --------------------------------------------- -------------------------------------
                                                                                            Small
                               Intermediate Long Term  Government   Money                  Company
                                Term Bond      Bond    Securities   Market     Equity       Value       Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount   Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- -----------  -----------  -----------
           ASSETS
Shares held in
  respective Funds............     123,867     175,109    148,951  7,436,577     456,178      454,647      475,937
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments at cost...........  $1,364,712  $2,292,251 $1,671,453 $7,436,577 $ 9,593,137  $ 9,973,282  $10,581,745
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments in respective
  Funds, at net asset value...  $1,395,985  $2,342,958 $1,706,976 $7,436,577 $ 7,910,126  $ 8,906,544  $ 9,328,371
Amount due from MONY America..      14,018      11,694      7,483    123,152      37,600       77,279       31,602
Amount due from respective
  Funds.......................       1,055       2,280      1,893      6,898       9,761       17,882       20,638
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total assets...........   1,411,058   2,356,932  1,716,352  7,566,627   7,957,487    9,001,705    9,380,611
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
         LIABILITIES
Amount due to MONY America....       1,285       2,673      2,182      8,140      11,133       19,365       22,228
Amount due to respective Funds      14,018      11,694      7,483    123,152      37,600       77,279       31,602
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total liabilities......      15,303      14,367      9,665    131,292      48,733       96,644       53,830
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Net assets consist of:
  Contractholders'
   net payments...............  $1,289,121  $2,175,950 $1,596,702 $7,103,115 $ 9,298,869  $ 8,193,510  $ 9,896,605
  Undistributed net
   investment income (loss)...      64,964      90,630     51,644    332,220   2,455,507    2,606,829    3,633,112
  Accumulated net realized
   gain (loss) on investments.      10,397      25,278     22,818          0  (2,162,611)    (828,540)  (2,949,562)
  Net unrealized appreciation
   (depreciation)
   of investments.............      31,273      50,707     35,523          0  (1,683,011)  (1,066,738)  (1,253,374)
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Number of units outstanding*..     119,810     209,209    146,574    649,426     887,133      641,682      941,722
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net asset value per unit
  outstanding*................  $    11.65  $    11.20 $    11.64 $    11.45 $      8.91  $     13.88  $      9.90
                                ==========  ========== ========== ========== ===========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------
                                                     Small
International High Yield               Growth and   Company     Equity      Capital    Multi-Cap
   Growth        Bond       Growth       Income      Growth     Income    Appreciation   Growth      Balanced
 Subaccount   Subaccount  Subaccount   Subaccount  Subaccount Subaccount   Subaccount  Subaccount   Subaccount
 ----------   ----------  -----------  ----------  ---------- ----------  ------------ -----------  ----------

    621,963      504,139    4,013,478   1,490,756     671,591    422,686      763,825      754,660    118,961
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
 $3,593,442   $2,256,897  $22,224,931  $8,703,898  $5,268,225 $2,219,949   $5,012,388  $ 7,076,132   $571,584
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $2,693,101   $2,187,964  $20,910,220  $8,064,992  $5,285,420 $2,121,883   $4,346,163  $ 6,361,782   $578,152

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716

      2,515       15,715       37,981      11,490      18,826      3,368        6,867        4,950      1,502
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
  2,714,191    2,219,756   21,024,614   8,121,716   5,341,826  2,140,753    4,384,275    6,389,770    585,370
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

      2,969       16,086       41,564      12,854      19,712      3,724        7,609        6,037      1,598

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
     21,544       32,163      117,977      58,088      57,292     19,226       38,854       29,075      7,314
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $3,442,925   $2,136,275  $22,816,837  $8,657,693  $5,090,841 $2,202,523   $5,014,900  $ 8,833,536   $574,572

    492,118      218,058      100,435      32,934     164,714     14,319      175,477      (28,112)     5,726

   (342,055)     (97,807)    (695,924)     11,907      11,784      2,751     (178,731)  (1,730,379)    (8,810)

   (900,341)     (68,933)  (1,314,711)   (638,906)     17,195    (98,066)    (666,225)    (714,350)     6,568
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
    309,095      206,143    2,036,137     758,620     338,648    208,347      371,317      818,793     59,101
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

 $     8.71   $    10.61  $     10.27  $    10.63  $    15.60 $    10.18   $    11.70  $      7.77   $   9.78
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                              MONY Custom Equity Master
                               -------------------------------------------------------
                                Enterprise Accumulation Trust
                               -------------------------------
                                                                              Dreyfus
                                                                             Socially
                               Worldwide   Emerging   Mid-Cap     Dreyfus   Responsible
                                 Growth   Countries    Growth   Stock Index   Growth
                               Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ---------- ---------- ---------- ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................    8,136      14,394     31,572     210,757      31,404
                                =======    ========   ========  ==========  ==========
Investments at cost...........  $69,276    $127,468   $229,365  $6,560,201  $  929,350
                                =======    ========   ========  ==========  ==========
Investments in respective
  Funds, at net asset value...  $72,573    $137,027   $242,470  $6,187,817  $  837,545
Amount due from MONY America..      930          59     12,923     119,700       2,709
Amount due from respective
  Funds.......................       63         121        297       5,581       1,469
                                -------    --------   --------  ----------  ----------
       Total assets...........   73,566     137,207    255,690   6,313,098     841,723
                                -------    --------   --------  ----------  ----------
         LIABILITIES
Amount due to MONY America....       75         143        334       6,612       1,612
Amount due to respective Funds      930          59     12,923     119,700       2,709
                                -------    --------   --------  ----------  ----------
Total liabilities.............    1,005         202     13,257     126,312       4,321
                                -------    --------   --------  ----------  ----------
       Net assets.............  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Net assets consist of:
  Contractholders' net
   payments...................  $70,932    $129,070   $234,503  $6,836,904  $1,010,446
  Undistributed net
   investment income (loss)...      (75)       (148)      (169)    121,005       3,377
  Accumulated net realized
   loss on investments........   (1,593)     (1,476)    (5,006)   (398,739)    (84,616)
  Net unrealized appreciation
   (depreciation) of
   investments................    3,297       9,559     13,105    (372,384)    (91,805)
                                -------    --------   --------  ----------  ----------
Net assets....................  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Number of units outstanding*..    8,149      14,433     31,935     726,355     110,913
                                -------    --------   --------  ----------  ----------
Net asset value per unit
  outstanding*................  $  8.90    $   9.49   $   7.59  $     8.52  $     7.55
                                =======    ========   ========  ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                Janus Aspen Series
----------------------------------------- ------------------------------------------------

                               VIP III
    VIP           VIP II       Growth     Aggressive                 Capital    Worldwide
   Growth       Contrafund  Opportunities   Growth      Balanced   Appreciation   Growth
 Subaccount     Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount     Total
----------     ----------   ------------- -----------  ----------  ------------ ----------  ------------
   110,988        179,928        62,375       221,225     134,565      167,579     171,238
 ==========     ==========   ==========   ===========  ==========   ==========  ==========
$4,019,646     $3,773,344    $1,017,724   $ 6,011,456  $3,136,462   $3,998,608  $5,515,196  $135,228,699
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
$3,715,867     $3,609,361    $  942,491   $ 4,862,533  $3,037,124   $3,472,242  $4,887,146  $123,581,410
    17,159         21,958         6,742        47,411      20,369       14,715      23,536       860,419
     5,763          2,838           741         6,968       2,808        5,805       8,923       204,998
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
 3,738,789      3,634,157       949,974     4,916,912   3,060,301    3,492,762   4,919,605   124,646,827
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
     6,397          3,445           899         7,784       3,316        6,396       9,744       225,916
    17,159         21,958         6,742        47,411      20,369       14,715      23,536       860,419
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
    23,556         25,403         7,641        55,195      23,685       21,111      33,280     1,086,335
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
$3,715,233     $3,608,754    $  942,333   $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
$4,359,532     $3,973,896    $1,102,778   $ 8,025,837  $3,136,409   $4,537,642  $6,333,790  $138,075,713
   135,646         86,796         3,418       279,099     127,885       50,133     158,449    11,375,991
  (476,166)      (287,955)      (88,630)   (2,294,296)   (128,340)    (589,758)   (977,864)  (14,243,923)
  (303,779)      (163,983)      (75,233)   (1,148,923)    (99,338)    (526,366)   (628,050)  (11,647,289)
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
$3,715,233     $3,608,754    $  942,333   $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
   447,940        389,954       132,217       850,465     308,589      414,025     573,563
 ----------     ----------   ----------   -----------  ----------   ----------  ----------
$     8.29     $     9.25    $     7.13   $      5.72  $     9.84   $     8.39  $     8.52
 ==========     ==========   ==========   ===========  ==========   ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                            MONY Custom Equity Master
                              ------------------------------------------------------------------------------------
                                         MONY Series Fund, Inc.                  Enterprise Accumulation Trust
                              --------------------------------------------  --------------------------------------
                              Intermediate Long Term  Government   Money                 Small Company
                               Term Bond      Bond    Securities   Market     Equity         Value      Managed
                               Subaccount  Subaccount Subaccount Subaccount Subaccount    Subaccount   Subaccount
                              ------------ ---------- ---------- ---------- -----------  ------------- -----------
Dividend income..............   $41,921     $ 58,512   $38,308    $181,182  $         0   $    17,305  $   186,082
Distribution from net
 realized gains..............         0            0         0           0    1,220,645     1,751,313      445,241
Mortality and expense risk
 charges.....................    (3,443)      (5,486)   (3,893)    (18,576)     (21,973)      (22,334)     (28,988)
                                -------     --------   -------    --------  -----------   -----------  -----------
Net investment income........    38,478       53,026    34,415     162,606    1,198,672     1,746,284      602,335
                                -------     --------   -------    --------  -----------   -----------  -----------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............    18,726       39,271    24,712           0   (2,137,173)     (853,313)  (2,003,922)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............    12,660      (13,192)    1,185           0     (173,402)     (530,524)     459,477
                                -------     --------   -------    --------  -----------   -----------  -----------
Net realized and unrealized
 gain (loss) on investments..    31,386       26,079    25,897           0   (2,310,575)   (1,383,837)  (1,544,445)
                                -------     --------   -------    --------  -----------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations..................   $69,864     $ 79,105   $60,312    $162,606  $(1,111,903)  $   362,447  $  (942,110)
                                =======     ========   =======    ========  ===========   ===========  ===========

                      See notes to financial statements.

                              MONY Custom Equity Master
-------------------------------------------------------------------------------------
                            Enterprise Accumulation Trust
-------------------------------------------------------------------------------------
International  High Yield                 Growth and   Small Company   Equity       Capital
   Growth         Bond       Growth         Income        Growth       Income     Appreciation
 Subaccount    Subaccount  Subaccount     Subaccount    Subaccount   Subaccount    Subaccount
 ----------    ----------  -----------    ----------   ------------- ----------   ------------
 $    17,209    $130,869   $    84,872    $  60,809      $       0   $  18,809     $  25,808
     266,565           0             0            0        166,871           0             0
      (8,299)     (5,181)      (61,817)     (22,918)       (14,202)     (5,707)      (13,506)
 -----------    --------   -----------    ---------      ---------   ---------     ---------
     275,475     125,688        23,055       37,891        152,669      13,102        12,302
 -----------    --------   -----------    ---------      ---------   ---------     ---------


    (482,736)    (59,261)   (1,190,103)    (145,616)      (328,203)      6,513      (496,675)

    (544,222)     (3,248)     (953,565)    (651,045)       150,337    (191,389)     (294,834)
 -----------    --------   -----------    ---------      ---------   ---------     ---------

  (1,026,958)    (62,509)   (2,143,668)    (796,661)      (177,866)   (184,876)     (791,509)
 -----------    --------   -----------    ---------      ---------   ---------     ---------

 $  (751,483)   $ 63,179   $(2,120,613)   $(758,770)     $ (25,197)  $(171,774)    $(779,207)
 ===========    ========   ===========    =========      =========   =========     =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                               MONY Custom Equity Master
                        ------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
                        ----------------------------------------------------------------------                    Dreyfus
                         Multi-Cap                   Worldwide       Emerging       Mid-Cap       Dreyfus         Socially
                           Growth       Balanced       Growth       Countries        Growth     Stock Index  Responsible Growth
                         Subaccount    Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                        ------------  ------------ -------------- -------------- -------------- ------------ ------------------
                                                   For the period For the period For the period
                        For the year  For the year May 3, 2001**  May 24, 2001** May 21, 2001** For the year    For the year
                           ended         ended        through        through        through        ended           ended
                        December 31,  December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                            2001          2001          2001           2001           2001          2001            2001
                        ------------  ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income........ $          0    $ 6,302       $     0        $     0        $     0      $  53,237       $     537
Distribution from net
 realized gains........            0          0             0              0              0         31,517               0
Mortality and expense
 risk charges..........      (18,637)    (1,194)          (75)          (148)          (169)       (15,207)         (2,220)
                        ------------    -------       -------        -------        -------      ---------       ---------
Net investment
 income (loss).........      (18,637)     5,108           (75)          (148)          (169)        69,547          (1,683)
                        ------------    -------       -------        -------        -------      ---------       ---------
Realized and
 unrealized gain
 (loss) on
 investments:
  Net realized loss on
   investments.........  (1,405,665)     (8,920)       (1,593)        (1,476)        (5,006)      (394,027)        (89,879)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........      521,072      4,335         3,297          9,559         13,105       (150,787)        (54,540)
                        ------------    -------       -------        -------        -------      ---------       ---------
Net realized and
 unrealized gain
 (loss) on
 investments...........     (884,593)    (4,585)        1,704          8,083          8,099       (544,814)       (144,419)
                        ------------    -------       -------        -------        -------      ---------       ---------
Net increase
 (decrease) in net
 assets resulting
 from operations....... $   (903,230)   $   523       $ 1,629        $ 7,935        $ 7,930      $(475,267)      $(146,102)
                        ============    =======       =======        =======        =======      =========       =========

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                                MONY Custom Equity Master
                        --------------------------------------------------------------------------------------------------------
                        Fidelity Variable Insurance Products Funds                Janus Aspen Series
                        ------------------------------------------  ----------------------------------------------
                           VIP        VIP II         VIP III        Aggressive                Capital    Worldwide
                          Growth    Contrafund Growth Opportunities   Growth      Balanced  Appreciation   Growth
                        Subaccount  Subaccount      Subaccount      Subaccount   Subaccount  Subaccount  Subaccount    Total
                        ----------  ---------- -------------------- -----------  ---------- ------------ ---------- ------------
Dividend income........ $        0  $  13,878        $  1,407       $         0  $  67,620   $  39,808   $  22,743  $  1,067,218
Distribution from net
 realized gains........    133,165     55,510               0                 0          0           0           0     4,070,827
Mortality and expense
 risk charges..........     (9,363)    (9,535)         (2,534)          (13,700)    (7,352)    (10,109)    (13,726)     (340,292)
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net investment income
 (loss)................    123,802     59,853          (1,127)          (13,700)    60,268      29,699       9,017     4,797,753
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Realized and unrealized
 gain (loss) on
 investments:
  Net realized loss on
   investments.........   (449,044)  (250,137)        (78,125)       (2,027,594)  (105,414)   (586,101)   (908,964)  (13,919,725)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........  (109,497)    (87,355)        (16,829)          211,003    (27,979)   (109,141)    (44,378)   (2,569,897)
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net realized and
 unrealized loss on
 investments...........   (558,541)  (337,492)        (94,954)       (1,816,591)  (133,393)   (695,242)   (953,342)  (16,489,622)
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net decrease in net
 assets resulting from
 operations............ $ (434,739) $(277,639)       $(96,081)      $(1,830,291) $ (73,125)  $(665,543)  $(944,325) $(11,691,869)
                        ==========  =========        ========       ===========  =========   =========   =========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                          MONY Custom Equity Master
                                ---------------------------------------------
                                            MONY Series Fund, Inc.
                                ---------------------------------------------
                                     Intermediate             Long Term
                                      Term Bond                 Bond
                                      Subaccount             Subaccount
                                ---------------------  ----------------------
                                   2001       2000        2001        2000
                                ----------  ---------  ----------  ----------
 From operations:
  Net investment income........    $38,478  $  19,462  $   53,026  $   31,499
  Net realized gain (loss) on
    investments................     18,726       (688)     39,271      (1,749)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments................     12,660     18,002     (13,192)     70,974
                                ----------  ---------  ----------  ----------
 Net increase (decrease) in
  net assets resulting from
  operations...................     69,864     36,776      79,105     100,724
                                ----------  ---------  ----------  ----------
 From unit transactions:
  Net proceeds from the
    issuance of units..........  1,045,876    334,344   1,698,621     693,119
  Net asset value of units
    redeemed or used to meet
    contract obligations.......  (337,013)   (239,212)   (439,927)   (213,919)
                                ----------  ---------  ----------  ----------
 Net increase from unit
  transactions.................    708,863     95,132   1,258,694     479,200
                                ----------  ---------  ----------  ----------
 Net increase in net assets....    778,727    131,908   1,337,799     579,924
 Net assets beginning of year..    617,028    485,120   1,004,766     424,842
                                ----------  ---------  ----------  ----------
 Net assets end of year*....... $1,395,755  $ 617,028  $2,342,565  $1,004,766
                                ==========  =========  ==========  ==========
 Unit transactions:
 Units outstanding beginning
  of year......................     57,274     48,440      95,045      46,303
 Units issued during the year..     92,223     32,519     154,135      70,758
 Units redeemed during the year    (29,687)   (23,685)    (39,971)    (22,016)
                                ----------  ---------  ----------  ----------
 Units outstanding end of year.    119,810     57,274     209,209      95,045
                                ==========  =========  ==========  ==========
 ----------
 *Includes undistributed net
  investment income of:         $   64,964  $  26,486  $   90,630  $   37,604
                                ==========  =========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
            MONY Series Fund, Inc.                         Enterprise Accumulation Trust
----------------------------------------------  --------------------------------------------------
     Government                 Money                                           Small Company
     Securities                Market                    Equity                     Value
     Subaccount              Subaccount                Subaccount                Subaccount
--------------------  ------------------------  ------------------------  ------------------------
   2001       2000       2001         2000         2001         2000         2001         2000
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$   34,415  $ 15,278  $   162,606  $   139,080  $ 1,198,672  $ 1,112,011  $ 1,746,284  $   743,430
    24,712        21            0            0   (2,137,173)     (17,696)    (853,313)      (8,964)
     1,185    33,373            0            0     (173,402)  (1,641,850)    (530,524)    (646,837)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
    60,312    48,672      162,606      139,080   (1,111,903)    (547,535)     362,447       87,629
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,248,637   463,494   10,168,732    7,729,097    5,897,441    4,348,369    5,655,360    3,298,829
  (279,378)  (89,978)  (6,171,129)  (6,121,091)  (1,953,936)  (1,201,211)  (1,726,609)  (1,315,347)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   969,259   373,516    3,997,603    1,608,006    3,943,505    3,147,158    3,928,751    1,983,482
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,029,571   422,188    4,160,209    1,747,086    2,831,602    2,599,623    4,291,198    2,071,111
   677,116   254,928    3,275,126    1,528,040    5,077,152    2,477,529    4,613,863    2,542,752
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$1,706,687  $677,116  $ 7,435,335  $ 3,275,126  $ 7,908,754  $ 5,077,152  $ 8,905,061  $ 4,613,863
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========
    61,762    25,422      295,900      146,000      460,705      212,392      348,647      196,273
   109,198    45,013      899,585      720,831      644,461      343,075      421,220      253,071
   (24,386)   (8,673)    (546,059)    (570,931)    (218,033)     (94,762)    (128,185)    (100,697)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   146,574    61,762      649,426      295,900      887,133      460,705      641,682      348,647
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

$   51,644  $ 17,229  $   332,220  $   169,614  $ 2,455,507  $ 1,256,835  $ 2,606,829  $   860,545
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                           MONY Custom Equity Master
                               -------------------------------------------------
                                         Enterprise Accumulation Trust
                               -------------------------------------------------
                                                               International
                                        Managed                   Growth
                                       Subaccount               Subaccount
                               -------------------------  ----------------------
                                   2001         2000         2001        2000
                               ------------  -----------  ----------  ----------
From operations:
 Net investment income (loss).     $602,335  $ 2,355,395  $  275,475  $  194,400
 Net realized gain (loss) on
   investments................  (2,003,922)     (831,371)   (482,736)    104,802
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      459,477   (1,408,410)   (544,222)   (630,290)
                               ------------  -----------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     (942,110)     115,614    (751,483)   (331,088)
                               ------------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    4,810,867    4,559,202   1,794,627   1,940,752
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,209,806)   (2,422,726)   (631,112)   (685,072)
                               ------------  -----------  ----------  ----------
Net increase from unit
 transactions.................    2,601,061    2,136,476   1,163,515   1,255,680
                               ------------  -----------  ----------  ----------
Net increase in net assets....    1,658,951    2,252,090     412,032     924,592
Net assets beginning of year..    7,667,830    5,415,740   2,280,615   1,356,023
                               ------------  -----------  ----------  ----------
Net assets end of year*....... $  9,326,781  $ 7,667,830  $2,692,647  $2,280,615
                               ============  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................      685,392      489,437     188,306      92,361
Units issued during the year..      474,523      418,776     186,929     147,809
Units redeemed during the year     (218,193)    (222,821)    (66,140)    (51,864)
                               ------------  -----------  ----------  ----------
Units outstanding end of year.      941,722      685,392     309,095     188,306
                               ============  ===========  ==========  ==========
----------
*Includes undistributed net
 investment income (loss) of:  $  3,633,112  $ 3,030,777  $  492,118  $  216,643
                               ============  ===========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------
      High Yield                                        Growth and              Small Company
         Bond                   Growth                    Income                    Growth
      Subaccount              Subaccount                Subaccount                Subaccount
---------------------  ------------------------  ------------------------  -----------------------
   2001       2000        2001         2000         2001         2000         2001         2000
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$  125,688  $  67,253  $    23,055  $    92,062  $    37,891  $    (1,762) $   152,669  $   13,399
   (59,261)   (30,452)  (1,190,103)     335,051     (145,616)     127,577     (328,203)    300,547
    (3,248)   (59,167)    (953,565)  (1,366,719)    (651,045)    (133,650)     150,337    (382,937)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
    63,179    (22,366)  (2,120,613)    (939,606)    (758,770)      (7,835)     (25,197)    (68,991)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,568,635    625,103   11,205,567   12,169,766    5,148,141    4,219,677    3,362,375   3,220,981
  (405,194)  (225,076)  (4,638,585)  (4,551,670)  (1,746,492)  (1,436,042)  (1,476,779)   (966,838)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,163,441    400,027    6,566,982    7,618,096    3,401,649    2,783,635    1,885,596   2,254,143
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,226,620    377,661    4,446,369    6,678,490    2,642,879    2,775,800    1,860,399   2,185,152
   960,973    583,312   16,460,268    9,781,778    5,420,749    2,644,949    3,424,135   1,238,983
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$2,187,593  $ 960,973  $20,906,637  $16,460,268  $ 8,063,628  $ 5,420,749  $ 5,284,534  $3,424,135
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========
    95,559     56,344    1,396,706      762,612      447,828      219,728      210,319      77,266
   149,113     61,065    1,095,552    1,014,650      470,317      347,137      229,298     190,487
   (38,529)   (21,850)    (456,121)    (380,556)    (159,525)    (119,037)    (100,969)    (57,434)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
   206,143     95,559    2,036,137    1,396,706      758,620      447,828      338,648     210,319
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

$  218,058  $  92,370  $   100,435  $    77,380  $    32,934  $    (4,957) $   164,714  $   12,045
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                       MONY Custom Equity Master
                                             ----------------------------------------------------------------------------
                                                                     Enterprise Accumulation Trust
                                             ----------------------------------------------------------------------------
                                                      Equity                    Capital                  Multi-Cap
                                                      Income                 Appreciation                 Growth
                                                    Subaccount                Subaccount                Subaccount
                                             ------------------------  ------------------------  ------------------------
                                             For the year For the year For the year For the year For the year For the year
                                                ended        ended        ended        ended        ended        ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
                                                 2001         2000         2001         2000         2001         2000
                                             ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)...............  $   13,102   $    1,808  $    12,302   $  165,372  $   (18,637) $    (9,348)
 Net realized gain (loss) on investments....       6,513      (21,235)    (496,675)     272,992   (1,405,665)    (329,948)
 Net change in unrealized appreciation
   (depreciation) of investments............   (191,389)      100,153     (294,834)    (874,427)     521,072   (1,293,441)
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..................    (171,774)      80,726     (779,207)    (436,063)    (903,230)  (1,632,737)
                                              ----------   ----------  -----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units....   1,407,091      940,041    2,693,407    2,906,900    4,393,997    6,921,663
 Net asset value of units redeemed or used
   to meet contract obligations.............   (388,858)     (611,966)  (1,134,462)    (945,123)  (1,771,818)  (1,087,507)
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net increase from unit transactions.........   1,018,233      328,075    1,558,945    1,961,777    2,622,179    5,834,156
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net increase in net assets..................     846,459      408,801      779,738    1,525,714    1,718,949    4,201,419
Net assets beginning of period..............   1,275,068      866,267    3,565,683    2,039,969    4,641,746      440,327
                                              ----------   ----------  -----------   ----------  -----------  -----------
Net assets end of period*...................  $2,121,527   $1,275,068  $ 4,345,421   $3,565,683  $ 6,360,695  $ 4,641,746
                                              ==========   ==========  ===========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of period.......     111,358       80,262      245,534      120,616      494,446       32,431
Units issued during the period..............     134,109       88,864      220,275      184,852      551,550      551,105
Units redeemed during the period............     (37,120)     (57,768)     (94,492)     (59,934)    (227,203)     (89,090)
                                              ----------   ----------  -----------   ----------  -----------  -----------
Units outstanding end of period.............     208,347      111,358      371,317      245,534      818,793      494,446
                                              ==========   ==========  ===========   ==========  ===========  ===========
----------
* Includes undistributed net investment
 income (loss) of:                            $   14,319   $    1,217  $   175,477   $  163,175  $   (28,112) $    (9,475)
                                              ==========   ==========  ===========   ==========  ===========  ===========

** Commencementof operations


                      See notes to financial statements.

                           MONY Custom Equity Master
------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
------------------------------------------------------------------------------
                              Worldwide         Emerging           Mid-Cap
        Balanced               Growth           Countries          Growth
       Subaccount            Subaccount        Subaccount        Subaccount
------------------------  ----------------- ----------------- -----------------
For the year For the year  For the period    For the period    For the period
   ended        ended       May 3, 2001**    May 24, 2001**    May 21, 2001**
December 31, December 31,      through           through           through
    2001         2000     December 31, 2001 December 31, 2001 December 31, 2001
------------ ------------ ----------------- ----------------- -----------------
 $   5,108     $    618        $   (75)         $   (148)         $   (169)
    (8,920)         110         (1,593)           (1,476)           (5,006)

     4,335        2,213          3,297             9,559            13,105
 ---------     --------        -------          --------          --------

       523        2,941          1,629             7,935             7,930
 ---------     --------        -------          --------          --------
   506,573      225,971         80,669           135,146           253,265

  (121,547)     (38,679)        (9,737)           (6,076)          (18,762)
 ---------     --------        -------          --------          --------
   385,026      187,292         70,932           129,070           234,503
 ---------     --------        -------          --------          --------
   385,549      190,233         72,561           137,005           242,433
   192,507        2,274              0                 0                 0
 ---------     --------        -------          --------          --------
 $ 578,056     $192,507        $72,561          $137,005          $242,433
 =========     ========        =======          ========          ========
    18,855          221              0                 0                 0
    52,973       22,491          9,247            15,154            34,505
   (12,727)      (3,857)        (1,098)             (721)           (2,570)
 ---------     --------        -------          --------          --------
    59,101       18,855          8,149            14,433            31,935
 =========     ========        =======          ========          ========

 $   5,726     $    618        $   (75)         $   (148)         $   (169)
 =========     ========        =======          ========          ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                           MONY Custom Equity Master
                                 --------------------------------------------
                                         Dreyfus                Dreyfus
                                          Stock                 Socially
                                          Index            Responsible Growth
                                        Subaccount             Subaccount
                                 -----------------------  -------------------
                                    2001         2000       2001       2000
                                 -----------  ----------  ---------  --------
  From operations:
   Net investment income (loss). $    69,547  $   50,646  $  (1,683) $  2,123
   Net realized gain (loss) on
     investments................    (394,027)     (5,117)   (89,879)    5,253
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................    (150,787)   (224,769)   (54,540)  (39,108)
                                 -----------  ----------  ---------  --------
  Net decrease in net assets
   resulting from operations....    (475,267)   (179,240)  (146,102)  (31,732)
                                 -----------  ----------  ---------  --------
  From unit transactions:
   Net proceeds from the
     issuance of units..........   5,257,148   3,060,428    770,425   379,358
   Net asset value of units
     redeemed or used to meet
     contract obligations.......  (1,251,894)   (360,740)  (176,215)  (49,349)
                                 -----------  ----------  ---------  --------
  Net increase from unit
   transactions.................   4,005,254   2,699,688    594,210   330,009
                                 -----------  ----------  ---------  --------
  Net increase in net assets....   3,529,987   2,520,448    448,108   298,277
  Net assets beginning of year..   2,656,799     136,351    389,294    91,017
                                 -----------  ----------  ---------  --------
  Net assets end of year*....... $ 6,186,786  $2,656,799  $ 837,402  $389,294
                                 ===========  ==========  =========  ========
  Unit transactions:
  Units outstanding beginning
   of year......................     272,935      12,662     39,772     8,243
  Units issued during the year..     598,841     294,965     93,353    36,266
  Units redeemed during the year    (145,421)    (34,692)   (22,212)   (4,737)
                                 -----------  ----------  ---------  --------
  Units outstanding end of year.     726,355     272,935    110,913    39,772
                                 ===========  ==========  =========  ========
  ----------
  *Includes undistributed net
   investment income of:         $   121,005  $   51,458  $   3,377  $  5,060
                                 ===========  ==========  =========  ========

                      See notes to financial statements.

                                  MONY Custom Equity Master
---------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products Funds                 Janus Aspen Series
-------------------------------------------------------------------  ------------------------

          VIP                   VIP II                VIP III               Aggressive
        Growth                Contrafund        Growth Opportunities          Growth
      Subaccount              Subaccount             Subaccount             Subaccount
----------------------  ----------------------  -------------------  ------------------------
   2001        2000        2001        2000       2001       2000       2001         2000
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$  123,802  $   11,857  $   59,853  $   26,972  $  (1,127) $  4,557  $   (13,700) $   292,907
  (449,044)    (27,656)   (250,137)    (38,064)   (78,125)  (10,516)  (2,027,594)    (268,611)
  (109,497)   (197,290)    (87,355)    (83,694)   (16,829)  (58,779)     211,003   (1,418,465)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
  (434,739)   (213,089)   (277,639)    (94,786)   (96,081)  (64,738)  (1,830,291)  (1,394,169)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 3,281,560   2,096,981   2,684,559   2,220,996    698,789   660,220    4,723,331    5,144,249
  (818,725)   (254,083)   (726,918)   (314,167)  (209,934)  (79,555)  (1,417,387)    (769,279)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,462,835   1,842,898   1,957,641   1,906,829    488,855   580,665    3,305,944    4,374,970
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,028,096   1,629,809   1,680,002   1,812,043    392,774   515,927    1,475,653    2,980,801
 1,687,137      57,328   1,928,752     116,709    549,559    33,632    3,386,064      405,263
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$3,715,233  $1,687,137  $3,608,754  $1,928,752  $ 942,333  $549,559  $ 4,861,717  $ 3,386,064
==========  ==========  ==========  ==========  =========  ========  ===========  ===========
   166,741       5,021     182,000      10,237     65,733     3,320      357,290       29,042
   377,843     184,034     286,751     200,127     95,149    71,044      714,405      386,534
   (96,644)    (22,314)    (78,797)    (28,364)   (28,665)   (8,631)    (221,230)     (58,286)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
   447,940     166,741     389,954     182,000    132,217    65,733      850,465      357,290
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

$  135,646  $   11,844  $   86,796  $   26,943  $   3,418  $  4,545  $   279,099  $   292,799
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                    MONY Custom Equity Master
                               ------------------------------------------------------------------------
                                                          Janus Aspen Series
                               -----------------------------------------------------------------------
                                                               Capital                Worldwide
                                      Balanced              Appreciation                Growth
                                     Subaccount              Subaccount               Subaccount
                               ----------------------  ----------------------  -----------------------
                                  2001        2000        2001        2000        2001         2000
                               ----------  ----------  ----------  ----------  -----------  ----------
From operations:
 Net investment income........ $   60,268  $   67,350  $   29,699  $   20,113  $     9,017  $  149,488
 Net realized loss on
   investments................  (105,414)     (22,956)   (586,101)     (4,558)    (908,964)    (70,248)
 Net change in unrealized
   depreciation of investments   (27,979)     (72,184)   (109,141)   (448,911)     (44,378)   (606,602)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net decrease in net assets
 resulting from operations....    (73,125)    (27,790)   (665,543)   (433,356)    (944,325)   (527,362)
                               ----------  ----------  ----------  ----------  -----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........  2,392,089   1,457,490   2,571,656   2,981,385    4,153,693   3,880,330
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (554,296)    (188,408)   (827,084)   (375,303)  (1,361,933)   (533,496)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase from unit
 transactions.................  1,837,793   1,269,082   1,744,572   2,606,082    2,791,760   3,346,834
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase in net assets....  1,764,668   1,241,292   1,079,029   2,172,726    1,847,435   2,819,472
Net assets beginning of year..  1,271,948      30,656   2,392,622     219,896    3,038,890     219,418
                               ----------  ----------  ----------  ----------  -----------  ----------
Net assets end of year*....... $3,036,616  $1,271,948  $3,471,651  $2,392,622  $ 4,886,325  $3,038,890
                               ==========  ==========  ==========  ==========  ===========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    122,793       2,882     222,664      16,682      275,632      16,721
Units issued during the year..    242,250     137,761     285,855     236,156      449,887     300,001
Units redeemed during the year    (56,454)    (17,850)    (94,494)    (30,174)    (151,956)    (41,090)
                               ----------  ----------  ----------  ----------  -----------  ----------
Units outstanding end of year.    308,589     122,793     414,025     222,664      573,563     275,632
                               ==========  ==========  ==========  ==========  ===========  ==========
----------
*Includes undistributed net
 investment income of:         $  127,885  $   67,617  $   50,133  $   20,434  $   158,449  $  149,432
                               ==========  ==========  ==========  ==========  ===========  ==========






                                          Total
                               --------------------------
                                   2001          2000
                               ------------  ------------
From operations:
 Net investment income........ $  4,797,753  $  5,565,970
 Net realized loss on
   investments................ $(13,919,725) $   (543,476)
 Net change in unrealized
   depreciation of investments $ (2,569,897) $(11,362,815)
                               ------------  ------------
Net decrease in net assets
 resulting from operations....  (11,691,869)   (6,340,321)
                               ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   89,608,277    76,478,745
 Net asset value of units
   redeemed or used to meet
   contract obligations....... $(32,811,606) $(25,075,837)
                               ------------  ------------
Net increase from unit
 transactions.................   56,796,671    51,402,908
                               ------------  ------------
Net increase in net assets....   45,104,802    45,062,587
Net assets beginning of year..   78,455,690    33,393,103
                               ------------  ------------
Net assets end of year*....... $123,560,492  $ 78,455,690
                               ============  ============
Unit transactions:
Units outstanding beginning
 of year......................
Units issued during the year..
Units redeemed during the year

Units outstanding end of year.

----------
*Includes undistributed net
 investment income of:         $ 11,375,991  $  6,578,238
                               ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the year ended December 31, 2001 aggregated $22,782,959.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $32,229 in aggregate from certain Funds in connection with Custom Equity Master Subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
   -------------------------------------          -------------- -----------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............  $ 1,154,583   $  449,013
   Long Term Bond Portfolio......................    1,789,558      536,090
   Government Securities Portfolio...............    1,417,245      451,681
   Money Market Portfolio........................   12,089,835    8,109,988

   Enterprise Accumulation Trust
   Equity Portfolio..............................    6,303,306    2,381,061
   Small Company Value Portfolio.................    6,373,904    2,466,599
   Managed Portfolio.............................    5,524,221    2,951,563
   International Growth Portfolio................    1,886,564      731,192
   High Yield Bond Portfolio.....................    1,710,567      552,063
   Growth Portfolio..............................   12,508,919    6,002,296
   Growth and Income Portfolio...................    5,468,624    2,089,231
   Small Company Growth Portfolio................    3,655,783    1,783,938
   Equity Income Portfolio.......................    1,516,718      503,997
   Capital Appreciation Portfolio................    2,945,149    1,399,431
   Multi-Cap Growth Portfolio....................    4,859,845    2,255,822
   Balanced Portfolio............................      522,063      138,160
   Worldwide Growth Portfolio....................       83,910       13,041
   Emerging Countries Portfolio..................      145,290       16,346
   Mid-Cap Growth Portfolio......................      258,323       23,952

   Dreyfus
   Dreyfus Stock Index Fund......................    5,555,238    1,564,497
   Dreyfus Socially Responsible Growth Fund, Inc.      833,435      241,350

   Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio..........................    3,448,968      995,078
   VIP II Contrafund Portfolio...................    2,936,808      988,342
   VIP III Growth Opportunities Portfolio........      722,760      236,352

   Janus Aspen Series
   Aggressive Growth Portfolio...................    4,952,000    1,659,384
   Balanced Portfolio............................    2,631,988      801,204
   Capital Appreciation Portfolio................    2,954,775    1,220,035
   Worldwide Growth Portfolio....................    4,454,889    1,676,432

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                            For the period ended
                                                 At December 31, 2001         December 31, 2001
                                               ------------------------ ----------------------------
                                                                 Net    Investment
                                                          Unit  Assets    Income   Expense    Total
MONY Custom Equity Master Subaccounts            Units   Values (000s)    Ratio*   Ratio**  Return***
-------------------------------------          --------- ------ ------- ---------- -------  ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............   119,810 $11.65 $ 1,396    4.26%    0.35%      8.17%
Long Term Bond Subaccount.....................   209,209  11.20   2,343    3.73     0.35       5.96
Government Securities Subaccount..............   146,574  11.64   1,707    3.44     0.35       6.20
Money Market Subaccount.......................   649,426  11.45   7,435    3.41     0.35       3.43

Enterprise Accumulation Trust
Equity Subaccount.............................   887,133   8.91   7,909    0.00     0.35     (19.15)
Small Company Value Subaccount................   641,682  13.88   8,905    0.27     0.35       4.91
Managed Subaccount............................   941,722   9.90   9,327    2.25     0.35     (11.53)
International Growth Subaccount...............   309,095   8.71   2,693    0.73     0.35     (28.08)
High Yield Bond Subaccount....................   206,143  10.61   2,188    8.84     0.35       5.47
Growth Subaccount............................. 2,036,137  10.27  20,907    0.48     0.35     (12.89)
Growth and Income Subaccount..................   758,620  10.63   8,064    0.93     0.35     (12.15)
Small Company Growth Subaccount...............   338,648  15.60   5,285    0.00     0.35      (4.18)
Equity Income Subaccount......................   208,347  10.18   2,122    1.15     0.35     (11.09)
Capital Appreciation Subaccount...............   371,317  11.70   4,345    0.67     0.35     (19.42)
Multi-Cap Growth Subaccount...................   818,793   7.77   6,361    0.00     0.35     (17.25)
Balanced Subaccount...........................    59,101   9.78     578    1.85     0.35      (4.21)
Worldwide Growth Subaccount (1)...............     8,149   8.90      73    0.00(^)  0.35(^)  (11.00)
Emerging Countries Subaccount (2).............    14,433   9.49     137    0.00(^)  0.35(^)   (5.10)
Mid-Cap Growth Subaccount (3).................    31,935   7.59     242    0.00(^)  0.35(^)  (24.10)

Dreyfus
Dreyfus Stock Index Subaccount................   726,355   8.52   6,187    1.23     0.35     (12.44)
Dreyfus Socially Responsible Growth Subaccount   110,913   7.55     837    0.08     0.35     (22.88)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   447,940   8.29   3,715    0.00     0.35     (18.08)
VIP II Contrafund Subaccount..................   389,954   9.25   3,609    0.51     0.35     (12.74)
VIP III Growth Opportunities Subaccount.......   132,217   7.13     942    0.19     0.35     (14.71)

Janus Aspen Series
Aggressive Growth Subaccount..................   850,465   5.72   4,862    0.00     0.35     (39.66)
Balanced Subaccount...........................   308,589   9.84   3,037    3.22     0.35      (5.02)
Capital Appreciation Subaccount...............   414,025   8.39   3,472    1.38     0.35     (21.95)
Worldwide Growth Subaccount...................   573,563   8.52   4,886    0.58     0.35     (22.76)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1) For the period May 3, 2001 (commencement of operations) through December 31, 2001.
(2) For the period May 24, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 21, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                     MONY Custom Estate Master
                               --------------------------------------------------------------------
                                                                             Enterprise Accumulation
                                          MONY Series Fund, Inc.                      Trust
                               --------------------------------------------- ----------------------
                                                                                           Small
                               Intermediate Long Term  Government   Money                 Company
                                Term Bond      Bond    Securities   Market     Equity      Value
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------ ---------- ---------- ---------- ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     24,389      23,998     19,505   1,062,755    43,425       47,933
                                 ========    ========   ========  ========== =========   ==========
Investments at cost...........   $263,209    $306,315   $216,220  $1,062,755 $ 945,267   $1,084,536
                                 ========    ========   ========  ========== =========   ==========
Investments in respective
  Funds, at net asset value...   $274,870    $321,096   $223,523  $1,062,755 $ 752,992   $  939,008
Amount due from MONY America..          0           0          0           0       361          542
Amount due from respective
  Funds.......................        200         221        114          89       408           83
                                 --------    --------   --------  ---------- ---------   ----------
       Total assets...........    275,070     321,317    223,637   1,062,844   753,761      939,633
                                 --------    --------   --------  ---------- ---------   ----------
         LIABILITIES
Amount due to MONY America....        248         276        153         271       538          240
Amount due to respective Funds          0           0          0           0       361          542
                                 --------    --------   --------  ---------- ---------   ----------
       Total liabilities......        248         276        153         271       899          782
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Net assets consist of:
  Contractholders' net
   payments...................   $249,109    $284,958   $206,921  $1,000,271 $ 903,698   $  868,256
  Undistributed net
   investment income..........     20,103      27,243      8,939      62,302   235,799      277,739
  Accumulated net realized
   gain (loss) on investments.     (6,051)     (5,941)       321           0  (194,360)     (61,616)
  Net unrealized appreciation
   (depreciation) of
   investments................     11,661      14,781      7,303           0  (192,275)    (145,528)
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Number of units outstanding*..     23,432      27,875     19,126      92,971    85,310       71,640
                                 --------    --------   --------  ---------- ---------   ----------
Net asset value per unit
  outstanding*................   $  11.73    $  11.52   $  11.68  $    11.43 $    8.83   $    13.11
                                 ========    ========   ========  ========== =========   ==========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                      MONY Custom Estate Master
                               ----------------------------------------------------------------------
                                                    Enterprise Accumulation Trust
                               ----------------------------------------------------------------------
                                                                                              Small
                                           International High Yield             Growth and   Company
                                Managed       Growth        Bond      Growth      Income      Growth
                               Subaccount   Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                               ----------  ------------- ---------- ----------  ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     66,679       58,817      81,751     562,790     255,690     90,186
                               ==========    =========    ========  ==========  ==========   ========
Investments at cost........... $1,492,050    $ 309,692    $377,942  $3,182,997  $1,532,160   $715,867
                               ==========    =========    ========  ==========  ==========   ========
Investments in respective
  Funds, at net asset value... $1,306,914    $ 254,678    $354,799  $2,932,138  $1,383,284   $709,761
Amount due from MONY America..        849          444           0      11,483       4,763        624
Amount due from respective
  Funds.......................        339           76          65         902         340         60
                               ----------    ---------    --------  ----------  ----------   --------
       Total assets...........  1,308,102      255,198     354,864   2,944,523   1,388,387    710,445
                               ----------    ---------    --------  ----------  ----------   --------
         LIABILITIES
Amount due to MONY America....        561          119         126       1,405         575        179
Amount due to respective Funds        849          444           0      11,483       4,763        624
                               ----------    ---------    --------  ----------  ----------   --------
       Total liabilities......      1,410          563         126      12,888       5,338        803
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Net assets consist of:
  Contractholders' net
   payments................... $1,400,415    $ 545,460    $344,292  $3,246,419  $1,489,645   $662,286
  Undistributed net
   investment income (loss)...    499,505      112,474      41,118      16,255       5,868     21,546
  Accumulated net realized
   gain (loss) on investments.   (408,092)    (348,285)     (7,529)    (80,180)     36,412     31,916
  Net unrealized appreciation
   (depreciation) of
   investments................   (185,136)     (55,014)    (23,143)   (250,859)   (148,876)    (6,106)
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Number of units outstanding*..    133,735       31,108      33,604     293,534     132,155     46,743
                               ----------    ---------    --------  ----------  ----------   --------
Net asset value per unit
  outstanding*................ $     9.77    $    8.19    $  10.56  $     9.99  $    10.47   $  15.18
                               ==========    =========    ========  ==========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                           MONY Custom Estate Master
------------------------------------------------------------------------------
             Enterprise Accumulation Trust
-------------------------------------------------------
                                                                      Dreyfus
                                                          Dreyfus    Socially
  Equity     Capital    Multi-Cap              Mid-Cap     Stock    Responsible
  Income   Appreciation   Growth    Balanced    Growth     Index      Growth
Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount
---------- ------------ ---------- ---------- ---------- ---------- -----------
  148,821      78,366      63,742     31,950     4,899      27,756      1,579
 ========    ========   =========   ========   =======    ========    =======
 $787,948    $528,723   $ 610,383   $159,281   $32,282    $875,192    $48,298
 ========    ========   =========   ========   =======    ========    =======
 $747,079    $445,902   $ 537,346   $155,275   $37,624    $814,909    $42,114
      361         741         651         18         0         100         24
      148         128         100         29         0      30,694      4,601
 --------    --------   ---------   --------   -------    --------    -------
  747,588     446,771     538,097    155,322    37,624     845,703     46,739
 --------    --------   ---------   --------   -------    --------    -------
      274         203         191         55         6      30,829      4,609
      361         741         651         18         0         100         24
 --------    --------   ---------   --------   -------    --------    -------
      635         944         842         73         6      30,929      4,633
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
 $784,911    $514,050   $ 727,058   $158,759   $32,385    $883,507    $49,510
    4,957      14,343      (2,139)     2,360       (36)     15,322        (19)
   (2,046)        255    (114,627)    (1,864)      (73)    (23,772)    (1,201)
  (40,869)    (82,821)    (73,037)    (4,006)    5,342     (60,283)    (6,184)
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
   74,868      41,343      73,588     15,884     4,146      96,211      5,786
 --------    --------   ---------   --------   -------    --------    -------
 $   9.98    $  10.78   $    7.30   $   9.77   $  9.07    $   8.47    $  7.28
 ========    ========   =========   ========   =======    ========    =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                                 MONY Custom Estate Master
                               ---------------------------------------------------------------------------------------------
                                   Fidelity Variable Insurance
                                         Products Funds                         Janus Aspen Series
                               ----------------------------------  --------------------------------------------
                                                        VIP III
                                  VIP       VIP II      Growth     Aggressive              Capital    Worldwide
                                 Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                               Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
                               ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
           ASSETS
Shares held in respective
 Funds........................    13,290     16,472       4,238       14,744     16,883      17,149      20,532
                                ========   ========     =======    =========   ========    ========    ========
Investments at cost...........  $487,856   $344,489     $62,152    $ 580,563   $391,139    $451,508    $656,371  $17,505,195
                                ========   ========     =======    =========   ========    ========    ========  ===========
Investments in respective
 Funds, at net asset value....  $444,957   $330,420     $64,033    $ 324,084   $381,046    $355,331    $585,971  $15,781,909
Amount due from MONY America..        85         16           0           53         52          36          74       21,277
Amount due from respective
 Funds........................     3,539      3,810           0        5,226      3,451         915       1,204       56,742
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total assets............   448,581    334,246      64,033      329,363    384,549     356,282     587,249   15,859,928
                                --------   --------     -------    ---------   --------    --------    --------  -----------
         LIABILITIES
Amount due to MONY America....     3,615      3,864          11        5,280      3,517         974       1,302       59,421
Amount due to respective Funds        85         16           0           53         52          36          74       21,277
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total liabilities.......     3,700      3,880          11        5,333      3,569       1,010       1,376       80,698
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Net assets consist of:
 Contractholders' net payments  $487,118   $358,829     $69,289    $ 683,880   $384,847    $492,395    $716,102  $17,544,370
 Undistributed net investment
   income.....................    34,713      7,682         428       20,099     14,299       5,433      12,376    1,458,709
 Accumulated net realized
   loss on investments........   (34,051)   (22,076)     (7,576)    (123,470)    (8,073)    (46,379)    (72,205)  (1,500,563)
 Net unrealized appreciation
   (depreciation) of
   investments................   (42,899)   (14,069)      1,881     (256,479)   (10,093)    (96,177)    (70,400)  (1,723,286)
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Number of units outstanding*..    55,001     38,388       8,809       68,394     39,425      44,723      78,108
                                --------   --------     -------    ---------   --------    --------    --------
Net asset value per unit
 outstanding*.................  $   8.09   $   8.61     $  7.27    $    4.74   $   9.66    $   7.94    $   7.50
                                ========   ========     =======    =========   ========    ========    ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------  ----------------------------------
                               Intermediate Long Term  Government   Money               Small Company
                                Term Bond      Bond    Securities   Market     Equity       Value      Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- ---------- ------------- ----------
Dividend income...............   $ 9,277     $12,405     $5,756    $32,201   $       0    $   1,900   $  27,486
Distribution from net
  realized gains..............         0           0          0          0     112,894      192,223      65,765
Mortality and expense risk
  charges.....................      (758)       (976)      (582)    (3,126)     (2,139)      (2,482)     (4,190)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net investment income.........     8,519      11,429      5,174     29,075     110,755      191,641      89,061
                                 -------     -------     ------    -------   ---------    ---------   ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................       837       2,995        944          0    (164,469)     (64,006)   (267,690)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     6,591       1,315      2,787          0     (57,907)     (91,442)     33,588
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net realized and unrealized
  gain (loss) on investments..     7,428       4,310      3,731          0    (222,376)    (155,448)   (234,102)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $15,947     $15,739     $8,905    $29,075   $(111,621)   $  36,193   $(145,041)
                                 =======     =======     ======    =======   =========    =========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                           MONY Custom Estate Master
                                    --------------------------------------
                                         Enterprise Accumulation Trust
                                    --------------------------------------
                                    International  High Yield
                                       Growth         Bond        Growth
                                     Subaccount    Subaccount   Subaccount
                                    ------------- ------------ ------------
                                    For the year  For the year For the year
                                        ended        ended        ended
                                    December 31,  December 31, December 31,
                                        2001          2001         2001
                                    ------------- ------------ ------------
     Dividend income...............   $   1,651     $ 26,798    $  12,756
     Distribution from net
       realized gains..............      25,576            0            0
     Mortality and expense risk
       charges.....................      (1,763)      (1,060)      (9,041)
                                      ---------     --------    ---------
     Net investment income (loss)..      25,464       25,738        3,715
                                      ---------     --------    ---------
     Realized and unrealized gain
       (loss) on investments:
       Net realized gain (loss) on
        investments................    (354,826)      (4,099)    (141,952)
       Net change in unrealized
        appreciation
        (depreciation) of
        investments................     126,672       (8,004)    (193,933)
                                      ---------     --------    ---------
     Net realized and unrealized
       gain (loss) on investments..    (228,154)     (12,103)    (335,885)
                                      ---------     --------    ---------
     Net increase (decrease) in
       net assets resulting from
       operations..................   $(202,690)    $ 13,635    $(332,170)
                                      =========     ========    =========

----------
** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
 Growth and  Small Company    Equity      Capital     Multi-Cap                     Mid-Cap
   Income       Growth        Income    Appreciation    Growth      Balanced        Growth
 Subaccount   Subaccount    Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
------------ ------------- ------------ ------------ ------------ ------------ -----------------
For the year For the year  For the year For the year For the year For the year  For the period
   ended         ended        ended        ended        ended        ended      July 20, 2001**
December 31, December 31,  December 31, December 31, December 31, December 31,      through
    2001         2001          2001         2001         2001         2001     December 31, 2001
------------ ------------- ------------ ------------ ------------ ------------ -----------------
 $  10,977     $  9,330      $  6,840     $  2,634     $      0     $ 2,283         $    0
         0       12,453             0            0            0           0              0
    (4,214)      (1,928)       (2,245)      (1,352)      (1,543)       (504)           (36)
 ---------     --------      --------     --------     --------     -------         ------
     6,763       19,855         4,595        1,282       (1,543)      1,779            (36)
 ---------     --------      --------     --------     --------     -------         ------
       227      (20,677)       (1,169)     (24,186)     (93,030)     (1,842)           (73)
  (155,378)        (215)      (78,549)     (53,406)      14,384      (5,234)         5,342
 ---------     --------      --------     --------     --------     -------         ------
  (155,151)     (20,892)      (79,718)     (77,592)     (78,646)     (7,076)         5,269
 ---------     --------      --------     --------     --------     -------         ------
 $(148,388)    $ (1,037)     $(75,123)    $(76,310)    $(80,189)    $(5,297)        $5,233
 =========     ========      ========     ========     ========     =======         ======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                            MONY Custom Estate Master
                                            ------------------------
                                                            Dreyfus
                                             Dreyfus       Socially
                                              Stock       Responsible
                                              Index         Growth
                                            Subaccount    Subaccount
                                            ----------    -----------
             Dividend income...............  $  6,615       $    24
             Distribution from net
               realized gains..............     4,045             0
             Mortality and expense risk
               charges.....................    (1,802)         (103)
                                             --------       -------
             Net investment income (loss)..     8,858           (79)
                                             --------       -------
             Realized and unrealized gain
               (loss) on investments:
               Net realized loss on
                investments................   (32,068)       (1,308)
               Net change in unrealized
                appreciation
                (depreciation) of
                investments................   (31,793)       (5,344)
                                             --------       -------
             Net realized and unrealized
               loss on investments.........   (63,861)       (6,652)
                                             --------       -------
             Net decrease in net assets
               resulting from operations...  $(55,003)      $(6,731)
                                             ========       =======

                      See notes to financial statements.

                                      MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
----------------------------------------- --------------------------------------------
                               VIP III
   VIP             VIP II      Growth     Aggressive              Capital    Worldwide
  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
----------       ---------- ------------- ---------- ---------- ------------ ---------- -----------
 $      0         $    798     $    57    $       0   $  9,616    $  4,287    $  2,570  $   186,261
   16,394            3,195           0            0          0           0           0      432,545
     (980)            (781)       (117)      (1,142)    (1,030)     (1,064)     (1,392)     (46,350)
 --------         --------     -------    ---------   --------    --------    --------  -----------
   15,414            3,212         (60)      (1,142)     8,586       3,223       1,178      572,456
 --------         --------     -------    ---------   --------    --------    --------  -----------
  (30,853)         (17,022)     (6,442)    (100,713)    (6,198)    (45,829)    (69,838)  (1,443,287)
  (18,673)          (8,806)      5,294      (75,020)    (4,767)    (31,935)    (18,603)    (643,036)
 --------         --------     -------    ---------   --------    --------    --------  -----------
  (49,526)         (25,828)     (1,148)    (175,733)   (10,965)    (77,764)    (88,441)  (2,086,323)
 --------         --------     -------    ---------   --------    --------    --------  -----------
 $(34,112)        $(22,616)    $(1,208)   $(176,875)  $ (2,379)   $(74,541)   $(87,263) $(1,513,867)
 ========         ========     =======    =========   ========    ========    ========  ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                MONY Custom Estate Master
                               ----------------------------------------------------------
                                                 MONY Series Fund, Inc.
                               ----------------------------------------------------------
                                  Intermediate          Long Term          Government
                                    Term Bond             Bond             Securities
                                   Subaccount          Subaccount          Subaccount
                               ------------------  ------------------  ------------------
                                 2001      2000      2001      2000      2001      2000
                               --------  --------  --------  --------  --------  --------
From operations:
 Net investment income........ $  8,519  $  8,078  $ 11,429  $ 11,265  $  5,174  $  3,548
 Net realized gain (loss) on
   investments................      837    (6,320)    2,995    (6,902)      944      (358)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    6,591     8,287     1,315    20,868     2,787     4,259
                               --------  --------  --------  --------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................   15,947    10,045    15,739    25,231     8,905     7,449
                               --------  --------  --------  --------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........  121,623    69,042   110,478    93,945   129,023    58,595
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (14,261)  (17,826)  (16,761)  (20,887)  (20,232)  (10,185)
                               --------  --------  --------  --------  --------  --------
Net increase from unit
 transactions.................  107,362    51,216    93,717    73,058   108,791    48,410
                               --------  --------  --------  --------  --------  --------
Net increase in net assets....  123,309    61,261   109,456    98,289   117,696    55,859
Net assets beginning of year..  151,513    90,252   211,585   113,296   105,788    49,929
                               --------  --------  --------  --------  --------  --------
Net assets end of year*....... $274,822  $151,513  $321,041  $211,585  $223,484  $105,788
                               ========  ========  ========  ========  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................   13,970     8,951    19,459    12,005     9,616     4,962
Units issued during the year..   10,713     6,944     9,902     9,581    11,337     5,630
Units redeemed during the year   (1,251)   (1,925)   (1,486)   (2,127)   (1,827)     (976)
                               --------  --------  --------  --------  --------  --------
Units outstanding end of year.   23,432    13,970    27,875    19,459    19,126     9,616
                               ========  ========  ========  ========  ========  ========
----------
*  Includes undistributed net
   investment income of:       $ 20,103  $ 11,584  $ 27,243  $ 15,814  $  8,939  $  3,765
                               ========  ========  ========  ========  ========  ========

                      See notes to financial statements.

                                 MONY Custom Estate Master
------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                    Enterprise Accumulation Trust
-----------------------  -----------------------------------------------------------------
         Money                                    Small Company
         Market                 Equity                Value                 Managed
       Subaccount             Subaccount            Subaccount            Subaccount
-----------------------  --------------------  -------------------  ----------------------
   2001        2000        2001       2000       2001       2000       2001        2000
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$   29,075  $    28,359  $ 110,755  $ 113,323  $ 191,641  $ 73,579  $   89,061  $  338,605
         0            0   (164,469)   (28,343)   (64,006)     (263)   (267,690)   (134,537)
         0            0    (57,907)  (145,922)   (91,442)  (63,235)     33,588    (177,115)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    29,075       28,359   (111,621)   (60,942)    36,193    10,081    (145,041)     26,953
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   728,578    1,521,896    477,191    461,229    604,594   284,379     570,513     672,643
  (382,491)  (1,089,238)  (136,325)   (99,362)  (193,947)  (51,357)   (240,942)   (210,987)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   346,087      432,658    340,866    361,867    410,647   233,022     329,571     461,656
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   375,162      461,017    229,245    300,925    446,840   243,103     184,530     488,609
   687,411      226,394    523,617    222,692    492,011   248,908   1,122,162     633,553
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$1,062,573  $   687,411  $ 752,862  $ 523,617  $ 938,851  $492,011  $1,306,692  $1,122,162
==========  ===========  =========  =========  =========  ========  ==========  ==========
    62,215       21,669     47,999     19,286     39,371    20,346     101,675      58,038
    65,264      144,558     52,960     36,683     47,584    23,204      55,862      63,881
   (34,508)    (104,012)   (15,649)    (7,970)   (15,315)   (4,179)    (23,802)    (20,244)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    92,971       62,215     85,310     47,999     71,640    39,371     133,735     101,675
==========  ===========  =========  =========  =========  ========  ==========  ==========

$   62,302  $    33,227  $ 235,799  $ 125,044  $ 277,739  $ 86,098  $  499,505  $  410,444
==========  ===========  =========  =========  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                   MONY Custom Estate Master
                               -----------------------------------------------------------------
                                                 Enterprise Accumulation Trust
                               -----------------------------------------------------------------
                                   International          High Yield
                                       Growth                Bond                 Growth
                                     Subaccount           Subaccount            Subaccount
                               ---------------------  ------------------  ----------------------
                                  2001       2000       2001      2000       2001        2000
                               ----------  ---------  --------  --------  ----------  ----------
From operations:
 Net investment income (loss).    $25,464  $  85,003  $ 25,738  $ 12,907  $    3,715  $   14,220
 Net realized gain (loss) on
   investments................  (354,826)      5,576    (4,099)   (2,889)   (141,952)     56,947
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    126,672   (208,098)   (8,004)  (14,167)   (193,933)   (193,209)
                               ----------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................   (202,690)  (117,519)   13,635    (4,149)   (332,170)   (122,042)
                               ----------  ---------  --------  --------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    213,313    932,282   136,219   199,934   1,370,112   1,615,028
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (680,712)    (33,141)  (17,790)  (23,785)   (484,138)   (420,591)
                               ----------  ---------  --------  --------  ----------  ----------
Net increase (decrease) from
 unit transactions............   (467,399)   899,141   118,429   176,149     885,974   1,194,437
                               ----------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in
 net assets...................   (670,089)   781,622   132,064   172,000     553,804   1,072,395
Net assets beginning of year..    924,724    143,102   222,674    50,674   2,377,831   1,305,436
                               ----------  ---------  --------  --------  ----------  ----------
Net assets end of year*....... $  254,635  $ 924,724  $354,738  $222,674  $2,931,635  $2,377,831
                               ==========  =========  ========  ========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     81,241     10,372    22,259     4,921     207,436     104,634
Units issued during the year..     22,797     73,623    13,038    19,559     135,123     138,555
Units redeemed during the year    (72,930)    (2,754)   (1,693)   (2,221)    (49,025)    (35,753)
                               ----------  ---------  --------  --------  ----------  ----------
Units outstanding end of year.     31,108     81,241    33,604    22,259     293,534     207,436
                               ==========  =========  ========  ========  ==========  ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $  112,474  $  87,010  $ 41,118  $ 15,380  $   16,255  $   12,540
                               ==========  =========  ========  ========  ==========  ==========

                      See notes to financial statements.

                             MONY Custom Estate Master
-----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
-----------------------------------------------------------------------------------
      Growth and           Small Company           Equity              Capital
        Income                 Growth              Income           Appreciation
      Subaccount             Subaccount          Subaccount          Subaccount
----------------------  -------------------  ------------------  ------------------
   2001        2000       2001       2000      2001      2000      2001      2000
----------  ----------  ---------  --------  --------  --------  --------  --------
$    6,763  $     (338) $  19,855  $  1,922  $  4,595  $    539  $  1,282  $ 13,253
       227      23,352    (20,677)   49,982    (1,169)   (1,533)  (24,186)   22,099
  (155,378)    (15,642)      (215)  (54,916)  (78,549)   37,495   (53,406)  (71,106)
----------  ----------  ---------  --------  --------  --------  --------  --------
  (148,388)      7,372     (1,037)   (3,012)  (75,123)   36,501   (76,310)  (35,754)
----------  ----------  ---------  --------  --------  --------  --------  --------

   615,720     710,182    308,148   380,985   294,056   224,800   228,751   246,195

   (96,462)   (143,383)  (101,786)  (76,917)  (56,682)  (61,854)  (47,772)  (36,448)
----------  ----------  ---------  --------  --------  --------  --------  --------
   519,258     566,799    206,362   304,068   237,374   162,946   180,979   209,747
----------  ----------  ---------  --------  --------  --------  --------  --------
   370,870     574,171    205,325   301,056   162,251   199,447   104,669   173,993
 1,012,179     438,008    504,317   203,261   584,702   385,255   341,158   167,165
----------  ----------  ---------  --------  --------  --------  --------  --------
$1,383,049  $1,012,179  $ 709,642  $504,317  $746,953  $584,702  $445,827  $341,158
==========  ==========  =========  ========  ========  ========  ========  ========
    84,930      36,957     31,839    13,029    52,118    36,431    25,495    10,726
    56,373      60,059     22,289    24,053    28,315    21,599    20,123    17,314
    (9,148)    (12,086)    (7,385)   (5,243)   (5,565)   (5,912)   (4,275)   (2,545)
----------  ----------  ---------  --------  --------  --------  --------  --------
   132,155      84,930     46,743    31,839    74,868    52,118    41,343    25,495
==========  ==========  =========  ========  ========  ========  ========  ========

$    5,868  $     (895) $  21,546  $  1,691  $  4,957  $    362  $ 14,343  $ 13,061
==========  ==========  =========  ========  ========  ========  ========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MONY Custom Estate Master
                               -------------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
                               -------------------------------------------------------------------------
                                       Multi-Cap                                             Mid-Cap
                                        Growth                      Balanced                 Growth
                                      Subaccount                   Subaccount              Subaccount
                               ------------------------  -----------------------------  -----------------
                                 For the      For the      For the     For the period    For the period
                                year ended   year ended   year ended    May 4, 2000**    July 20, 2001**
                               December 31, December 31, December 31,      through           through
                                   2001         2000         2001     December 31, 2000 December 31, 2001
                               ------------ ------------ ------------ ----------------- -----------------
From operations:
 Net investment income (loss).  $  (1,543)   $    (588)    $  1,779       $    581           $   (36)
 Net realized gain (loss) on
   investments................    (93,030)     (21,632)      (1,842)           (22)              (73)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     14,384      (92,270)      (5,234)         1,228             5,342
                                ---------    ---------     --------       --------           -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (80,189)    (114,490)      (5,297)         1,787             5,233
                                ---------    ---------     --------       --------           -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    367,911      471,331       51,991        135,008            32,847
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (120,804)     (30,209)     (23,593)        (4,647)             (462)
                                ---------    ---------     --------       --------           -------
Net increase from unit
 transactions.................    247,107      441,122       28,398        130,361            32,385
                                ---------    ---------     --------       --------           -------
Net increase in net assets....    166,918      326,632       23,101        132,148            37,618
Net assets beginning of period    370,337       43,705      132,148              0                 0
                                ---------    ---------     --------       --------           -------
Net assets end of period*.....  $ 537,255    $ 370,337     $155,249       $132,148           $37,618
                                =========    =========     ========       ========           =======
Unit transactions:
Units outstanding beginning
 of period....................     41,974        3,425       12,953              0                 0
Units issued during the period     48,280       41,295        5,419         13,418             4,199
Units redeemed during the
 period.......................    (16,666)      (2,746)      (2,488)          (465)              (53)
                                ---------    ---------     --------       --------           -------
Units outstanding end of
 period.......................     73,588       41,974       15,884         12,953             4,146
                                =========    =========     ========       ========           =======
----------
*     Includes undistributed
net investment income (loss)
of:                             $  (2,139)   $    (596)    $  2,360       $    581           $   (36)
                                =========    =========     ========       ========           =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                                                             Fidelity Variable Insurance Products Funds
                                                         --------------------------------------------------
      Dreyfus Stock              Dreyfus Socially                   VIP                     VIP II
          Index                 Responsible Growth                Growth                  Contrafund
       Subaccount                   Subaccount                  Subaccount                Subaccount
------------------------  -----------------------------  ------------------------  ------------------------
  For the      For the      For the     For the period     For the      For the      For the      For the
 year ended   year ended   year ended  January 7, 2000**  year ended   year ended   year ended   year ended
December 31, December 31, December 31,      through      December 31, December 31, December 31, December 31,
    2001         2000         2001     December 31, 2000     2001         2000         2001         2000
------------ ------------ ------------ ----------------- ------------ ------------ ------------ ------------
  $  8,858    $   6,158     $   (79)        $    60        $ 15,414    $  19,299     $  3,212     $  4,472
   (32,068)       8,269      (1,308)            107         (30,853)      (3,198)     (17,022)      (5,051)
   (31,793)     (29,727)     (5,344)           (840)        (18,673)     (24,389)      (8,806)      (5,913)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   (55,003)     (15,300)     (6,731)           (673)        (34,112)      (8,288)     (22,616)      (6,492)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   637,921      427,677      37,499          17,935         342,423      326,830      265,021      126,806
   (71,878)    (157,747)     (3,607)         (2,317)        (53,307)    (138,678)     (21,761)     (21,990)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   566,043      269,930      33,892          15,618         289,116      188,152      243,260      104,816
  --------    ---------     -------         -------        --------    ---------     --------     --------
   511,040      254,630      27,161          14,945         255,004      179,864      220,644       98,324
   303,734       49,104      14,945               0         189,877       10,013      109,722       11,398
  --------    ---------     -------         -------        --------    ---------     --------     --------
  $814,774    $ 303,734     $42,106         $14,945        $444,881    $ 189,877     $330,366     $109,722
  ========    =========     =======         =======        ========    =========     ========     ========
    31,383        4,587       1,584               0          19,242          899       11,133        1,075
    73,554       41,292       4,668           1,804          41,783       29,616       29,923       12,265
    (8,726)     (14,496)       (466)           (220)         (6,024)     (11,273)      (2,668)      (2,207)
  --------    ---------     -------         -------        --------    ---------     --------     --------
    96,211       31,383       5,786           1,584          55,001       19,242       38,388       11,133
  ========    =========     =======         =======        ========    =========     ========     ========

  $ 15,322    $   6,464     $   (19)        $    60        $ 34,713    $  19,299     $  7,682     $  4,470
  ========    =========     =======         =======        ========    =========     ========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                            MONY Custom Estate Master
                                             -------------------------------------------------------
                                              Fidelity Variable Insurance
                                                     Products Funds            Janus Aspen Series
                                             -----------------------------  ------------------------
                                                        VIP III
                                                         Growth                    Aggressive
                                                     Opportunities                   Growth
                                                       Subaccount                  Subaccount
                                             -----------------------------  ------------------------
                                               For the     For the period     For the      For the
                                              year ended  January 7, 2000**  year ended   year ended
                                             December 31,      through      December 31, December 31,
                                                 2001     December 31, 2000     2001         2000
                                             ------------ ----------------- ------------ ------------
From operations:
 Net investment income (loss)...............   $    (60)       $   488       $  (1,142)   $  21,242
 Net realized loss on investments...........     (6,442)        (1,134)       (100,713)     (22,761)
 Net change in unrealized appreciation
   (depreciation) of investments............      5,294         (3,413)        (75,020)    (181,884)
                                               --------        -------       ---------    ---------
Net decrease in net assets resulting from
 operations.................................     (1,208)        (4,059)       (176,875)    (183,403)
                                               --------        -------       ---------    ---------
From unit transactions:
 Net proceeds from the issuance of units....     51,855         34,723         194,015      579,283
 Net asset value of units redeemed or used
   to meet contract obligations.............    (10,251)        (7,038)        (64,202)     (35,432)
                                               --------        -------       ---------    ---------
Net increase from unit transactions.........     41,604         27,685         129,813      543,851
                                               --------        -------       ---------    ---------
Net increase (decrease) in net assets.......     40,396         23,626         (47,062)     360,448
Net assets beginning of period..............     23,626              0         371,092       10,644
                                               --------        -------       ---------    ---------
Net assets end of period*...................   $ 64,022        $23,626       $ 324,030    $ 371,092
                                               ========        =======       =========    =========
Unit transactions:
Units outstanding beginning of period.......      2,771              0          47,236          920
Units issued during the period..............      7,412          3,514          33,593       49,675
Units redeemed during the period............     (1,374)          (743)        (12,435)      (3,359)
                                               --------        -------       ---------    ---------
Units outstanding end of period.............      8,809          2,771          68,394       47,236
                                               ========        =======       =========    =========
----------
*  Includes undistributed net investment
   income of:                                  $    428        $   488       $  20,099    $  21,241
                                               ========        =======       =========    =========

** Commencement of operations

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                             Janus Aspen Series
----------------------------------------------------------------------------

                                   Capital                  Worldwide
        Balanced                Appreciation                 Growth
       Subaccount                Subaccount                Subaccount                   Total
------------------------  ------------------------  ------------------------  ------------------------
  For the      For the      For the      For the      For the      For the      For the      For the
 year ended   year ended   year ended   year ended   year ended   year ended   year ended   year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  $  8,586     $  5,581     $  3,223     $  2,209     $  1,178     $ 11,201   $   572,456  $   774,966
    (6,198)      (1,875)     (45,829)        (551)     (69,838)      (2,376)   (1,443,287)     (73,413)
    (4,767)      (5,708)     (31,935)     (64,501)     (18,603)     (53,444)     (643,036)  (1,333,362)
  --------     --------     --------     --------     --------     --------   -----------  -----------
    (2,379)      (2,002)     (74,541)     (62,843)     (87,263)     (44,619)   (1,513,867)    (631,809)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   323,230       83,353      201,217      348,278      486,821      328,211     8,901,070   10,350,570
   (14,717)     (19,244)     (38,931)     (19,220)     (87,606)     (22,457)   (3,001,420)  (2,754,940)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   308,513       64,109      162,286      329,058      399,215      305,754     5,899,650    7,595,630
  --------     --------     --------     --------     --------     --------   -----------  -----------
   306,134       62,107       87,745      266,215      311,952      261,135     4,385,783    6,963,821
    74,846       12,739      267,527        1,312      273,921       12,786    11,393,447    4,429,626
  --------     --------     --------     --------     --------     --------   -----------  -----------
  $380,980     $ 74,846     $355,272     $267,527     $585,873     $273,921   $15,779,230  $11,393,447
  ========     ========     ========     ========     ========     ========   ===========  ===========
     7,358        1,220       26,280          105       28,219        1,107
    33,657        8,015       23,175       27,786       60,958       29,104
    (1,590)      (1,877)      (4,732)      (1,611)     (11,069)      (1,992)
  --------     --------     --------     --------     --------     --------
    39,425        7,358       44,723       26,280       78,108       28,219
  ========     ========     ========     ========     ========     ========

  $ 14,299     $  5,713     $  5,433     $  2,210     $ 12,376     $ 11,198   $ 1,458,709  $   886,253
  ========     ========     ========     ========     ========     ========   ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999, 2000 and 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amounts deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 2001 aggregated $1,191,624.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $3,089 in aggregate from certain Funds in connection with the MONY Custom Estate Master subaccounts.

4. Investment transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                       Cost of Shares Acquired   Proceeds from
 MONY Custom Estate Master Subaccounts (Excludes Reinvestments) Shares Redeemed
 ------------------------------------- ------------------------ ---------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio...        $  144,238           $ 37,606
   Long Term Bond Portfolio...........           134,254             41,486
   Government Securities Portfolio....           134,956             26,722
   Money Market Portfolio.............           824,872            481,817

   Enterprise Accumulation Trust
   Equity Portfolio...................           524,033            185,244
   Small Company Value Portfolio......           735,773            327,514
   Managed Portfolio..................           811,918            486,460
   International Growth Portfolio.....           354,523            823,762
   High Yield Bond Portfolio..........           153,935             36,534
   Growth Portfolio...................         1,595,287            718,158
   Growth and Income Portfolio........           781,597            266,450
   Small Company Growth Portfolio.....           330,038            125,549

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                               Cost of Shares Acquired   Proceeds from
MONY Custom Estate Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
Equity Income Portfolio.......................         $316,112            $ 80,931
Capital Appreciation Portfolio................          246,655              66,997
Multi-Cap Growth Portfolio....................          397,750             152,143
Balanced Portfolio............................           57,684              29,781
Mid-Cap Growth Portfolio......................           32,846                 491

Dreyfus
Dreyfus Stock Index Fund......................          695,690             131,354
Dreyfus Socially Responsible Growth Fund, Inc.           37,575               3,780

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................          372,148              83,960
VIP II Contrafund Portfolio...................          315,309              72,790
VIP III Growth Opportunities Portfolio........           87,843              46,348

Janus Aspen Series
Aggressive Growth Portfolio...................          199,430              70,754
Balanced Portfolio............................          337,773              30,234
Capital Appreciation Portfolio................          250,437              89,191
Worldwide Growth Portfolio....................          532,935             135,050

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                      At December 31, 2001  For the period ended December 31, 2001
                                      --------------------- -------------------------------------
                                                      Net   Investment
                                               Unit  Assets   Income             Expense   Total
MONY Custom Estate Master Subaccounts  Units  Values (000s)   Ratio*             Ratio** Return***
------------------------------------- ------- ------ ------ ----------           ------- ---------
  MONY Series Fund, Inc.
  Intermediate Term Bond Subaccount..  23,432 $11.73 $  275    4.28%              0.35%     8.11%
  Long Term Bond Subaccount..........  27,875  11.52    321    4.45               0.35      5.98
  Government Securities Subaccount...  19,126  11.68    223    3.46               0.35      6.18
  Money Market Subaccount............  92,971  11.43  1,063    3.61               0.35      3.44

  Enterprise Accumulation Trust
  Equity Subaccount..................  85,310   8.83    753    0.00               0.35    (19.07)
  Small Company Value Subaccount.....  71,640  13.11    939    0.27               0.35      4.88
  Managed Subaccount................. 133,735   9.77  1,307    2.30               0.35    (11.50)
  International Growth Subaccount....  31,108   8.19    255    0.33               0.35    (28.03)
  High Yield Bond Subaccount.........  33,604  10.56    355    8.85               0.35      5.60
  Growth Subaccount.................. 293,534   9.99  2,932    0.49               0.35    (12.83)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                               At December 31, 2001  For the period ended December 31, 2001
                                               --------------------- --------------------------------------
                                                               Net   Investment
                                                        Unit  Assets   Income            Expense    Total
MONY Custom Estate Master Subaccounts           Units  Values (000s)   Ratio*            Ratio**  Return***
-------------------------------------          ------- ------ ------ ----------          -------  ---------
Growth and Income Subaccount.................. 132,155 $10.47 $1,383    0.91%             0.35%    (12.16)%
Small Company Growth Subaccount...............  46,743  15.18    710    1.69              0.35      (4.17)
Equity Income Subaccount......................  74,868   9.98    747    1.07              0.35     (11.05)
Capital Appreciation Subaccount...............  41,343  10.78    446    0.68              0.35     (19.43)
Multi-Cap Growth Subaccount...................  73,588   7.30    537    0.00              0.35     (17.23)
Balanced Subaccount...........................  15,884   9.77    155    1.59              0.35      (4.22)
Mid-Cap Growth Subaccount (1).................   4,146   9.07     38    0.00(/\)          0.35(/\)  (9.30)

Dreyfus
Dreyfus Stock Index Subaccount................  96,211   8.47    815    1.28              0.35     (12.50)
Dreyfus Socially Responsible Growth Subaccount   5,786   7.28     42    0.08              0.35     (22.80)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................  55,001   8.09    445    0.00              0.35     (18.03)
VIP II Contrafund Subaccount..................  38,388   8.61    330    0.36              0.35     (12.68)
VIP III Growth Opportunities Subaccount.......   8,809   7.27     64    0.17              0.35     (14.77)

Janus Aspen Series
Aggressive Growth Subaccount..................  68,394   4.74    324    0.00              0.35     (39.69)
Balanced Subaccount...........................  39,425   9.66    381    3.27              0.35      (5.01)
Capital Appreciation Subaccount...............  44,723   7.94    355    1.41              0.35     (22.00)
Worldwide Growth Subaccount...................  78,108   7.50    586    0.65              0.35     (22.76)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1) For the period July 20, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                 Corporate Sponsored Variable Universal Life
                               ------------------------------------------------
                                            MONY Series Fund, Inc.
                               ------------------------------------------------
                                 Money     Intermediate Long Term    Government
                                 Market     Term Bond      Bond      Securities
                               Subaccount   Subaccount  Subaccount   Subaccount
                               ----------- ------------ -----------  ----------
           ASSETS

Shares held in respective
 Funds........................  32,109,599     366,335    2,446,318     274,524
                               ===========  ==========  ===========  ==========
Investments at cost........... $32,109,599  $4,048,845  $32,613,230  $3,007,413
                               ===========  ==========  ===========  ==========
Investments in respective
 Funds, at net asset value.... $32,109,599  $4,128,592  $32,731,737  $3,146,048
Amount due from MONY America..      48,978      94,525        1,630         635
                               -----------  ----------  -----------  ----------
   Total assets...............  32,158,577   4,223,117   32,733,367   3,146,683
                               -----------  ----------  -----------  ----------
         LIABILITIES

Amount due to respective Funds      48,978      94,525        1,630         635
                               -----------  ----------  -----------  ----------
   Total liabilities..........      48,978      94,525        1,630         635
                               -----------  ----------  -----------  ----------
Net assets.................... $32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ===========  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments $29,703,765  $3,673,180  $29,208,719  $2,696,023
 Undistributed net investment
   income.....................   2,405,834     441,034    3,892,679     310,600
 Accumulated net realized
   gain (loss) on investments.           0     (65,369)    (488,168)        790
 Net unrealized appreciation
   of investments.............           0      79,747      118,507     138,635
                               -----------  ----------  -----------  ----------
Net assets.................... $32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ===========  ==========  ===========  ==========
Number of units outstanding*..   2,596,777     329,727    2,621,046     252,208
                               -----------  ----------  -----------  ----------
Net asset value per unit
 outstanding*................. $     12.37  $    12.52  $     12.49  $    12.47
                               ===========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------

                                                       Enterprise Accumulation Trust
                               -----------------------------------------------------------------------------
                                            Small Company            International High Yield   Small Company
                                  Equity        Value      Managed      Growth        Bond         Growth
                                Subaccount   Subaccount   Subaccount  Subaccount   Subaccount    Subaccount
                               ------------ ------------- ---------- ------------- -----------  -------------
           ASSETS
Shares held in respective
 Funds........................      208,365      62,363       9,616       31,178     6,300,501      74,600
                               ============  ==========   =========    =========   ===========    ========
Investments at cost........... $  4,928,389  $1,439,553   $ 213,234    $ 162,887   $30,976,212    $600,472
                               ============  ==========   =========    =========   ===========    ========
Investments in respective
 Funds, at net asset value.... $  3,613,057  $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
Amount due from MONY America..          269       1,039         277            0            93         185
                               ------------  ----------   ---------    ---------   -----------    --------
   Total assets...............    3,613,326   1,222,727     188,745      135,001    27,344,267     587,288
                               ------------  ----------   ---------    ---------   -----------    --------
         LIABILITIES
Amount due to respective Funds          269       1,039         277            0            93         185
                               ------------  ----------   ---------    ---------   -----------    --------
   Total liabilities..........          269       1,039         277            0            93         185
                               ------------  ----------   ---------    ---------   -----------    --------
Net assets.................... $  3,613,057  $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                               ============  ==========   =========    =========   ===========    ========
Net assets consist of:
 Contractholders' net payments   $4,396,622  $1,042,678   $ 143,571    $ 120,374   $26,152,413    $572,967
 Undistributed net investment
   income.....................    1,423,726     519,217     299,457      161,088     5,762,682      21,257
 Accumulated net realized
   gain (loss) on investments.    (891,959)    (122,342)   (229,794)    (118,575)     (938,883)      6,248
 Net unrealized appreciation
   (depreciation) of
   investments................  (1,315,332)    (217,865)    (24,766)     (27,886)   (3,632,038)    (13,369)
                               ------------  ----------   ---------    ---------   -----------    --------
Net assets.................... $  3,613,057  $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                               ============  ==========   =========    =========   ===========    ========
Number of units outstanding*..      341,080      73,925      16,988       15,232     2,336,577      55,453
                               ------------  ----------   ---------    ---------   -----------    --------
Net asset value per unit
 outstanding*................. $      10.59  $    16.53   $   11.09    $    8.86   $     11.70    $  10.59
                               ============  ==========   =========    =========   ===========    ========

----------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        Corporate Sponsored Variable Universal Life
------------ --------------------------------------------------------------------------------------------------
 Enterprise
Accumulation Dreyfus Variable Investment
   Trust                Fund                                               Van Eck Worldwide Insurance Trust
------------ ---------------------------  Dreyfus          Dreyfus       -------------------------------------
                           Small Company   Stock           Socially         Hard    Worldwide     Worldwide
   Growth    Appreciation      Stock       Index      Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount   Subaccount    Subaccount   Subaccount       Subaccount     Subaccount Subaccount    Subaccount
------------ ------------  ------------- -----------  ------------------ ---------- ---------- ----------------
    46,275        61,772       51,560      1,634,388          9,043         3,496      8,342         13,205
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $232,927    $2,251,002     $905,336    $54,788,730       $253,291       $39,710    $83,014       $112,335
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
   241,835     2,161,655      918,724     48,087,788        241,185        37,372     78,586        107,487
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $298,406    $2,246,139     $817,398    $51,659,788       $316,355       $39,207    $82,275       $159,194
     2,695        82,716        3,576      2,145,732          4,477           303      8,159            197

   (68,174)      (77,853)      84,362        983,210        (67,541)          200     (7,420)       (47,056)

     8,166       (90,202)      11,924     (6,803,100)       (12,106)       (2,338)    (4,428)        (4,848)
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
    29,036       162,699       84,950      3,736,835         29,198         3,747      7,936         20,273
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $   8.30    $    13.28     $  10.80    $     12.84       $   8.26       $  9.97    $  9.90       $   5.30
  ========    ==========     ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                             Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------------------------
                                                            T. Rowe Price
                               ----------------------------------------------------------------------
                                                                                            Personal
                                 Equity      Prime    International  Limited   New America  Strategy
                                 Income     Reserve       Stock        Term      Growth     Balanced
                               Subaccount  Subaccount  Subaccount   Subaccount Subaccount  Subaccount
                               ----------  ---------- ------------- ---------- ----------- ----------
           ASSETS
Shares held in respective
 Funds........................    232,196    303,689      144,113      6,502       42,174     108,937
                               ==========   ========   ==========    =======    =========  ==========
Investments at cost........... $4,522,288   $303,689   $1,897,949    $32,797    $ 771,960  $1,613,578
                               ==========   ========   ==========    =======    =========  ==========
Investments in respective
 Funds, at net asset value.... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
Amount due from MONY America..     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
   Total assets...............  4,475,466    303,989    1,653,635     32,901      776,486   1,633,670
                               ----------   --------   ----------    -------    ---------  ----------
         LIABILITIES
Amount due to respective Funds     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
   Total liabilities..........     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
Net assets.................... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ==========   ========   ==========    =======    =========  ==========
Net assets consist of:
 Contractholders' net payments $4,268,220   $281,922   $2,296,093    $28,042    $ 827,787  $1,564,014
 Undistributed net investment
   income.....................    267,379     21,767      111,603      3,234       85,571     131,937
 Accumulated net realized
   gain (loss) on investments.    (13,311)         0     (509,747)     1,521     (141,398)    (82,373)
 Net unrealized appreciation
   (depreciation) of
   investments................    (71,082)         0     (244,976)       104       (7,771)    (10,028)
                               ----------   --------   ----------    -------    ---------  ----------
Net assets.................... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ==========   ========   ==========    =======    =========  ==========
Number of units outstanding*..    367,716     26,335      183,999      2,760       76,446     138,027
                               ----------   --------   ----------    -------    ---------  ----------
Net asset value per unit
 outstanding*................. $    12.11   $  11.53   $     8.98    $ 11.92    $   10.00  $    11.62
                               ==========   ========   ==========    =======    =========  ==========

----------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                             Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds             The Universal Institutional Funds, Inc.
-------------------------------------------------------------    --------------------------------------
                             VIP III      VIP II     VIP III
   VIP          VIP II       Growth       Asset     Growth and      Equity          Fixed
  Growth      Contrafund  Opportunities  Manager      Income        Growth          Income      Value
Subaccount    Subaccount   Subaccount   Subaccount  Subaccount    Subaccount      Subaccount  Subaccount
----------    ----------  ------------- ----------  -----------  ----------      ----------   ----------
    38,966       233,531      13,001       355,042      741,144     29,743          446,420      13,241
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,357,740    $4,705,256    $200,312    $5,184,174  $10,019,942  $ 454,684       $4,569,657    $176,009
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
 1,362,027     4,720,411     196,704     5,151,654    9,789,019    422,794        4,843,843     169,877
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,783,653    $5,053,441    $227,668    $5,188,797  $10,114,166  $ 556,984       $4,058,437    $171,770
   129,179        98,448         405        90,123      510,120     27,361          501,805       8,464
  (555,092)     (446,633)    (27,761)      (94,746)    (604,344)  (129,661)           9,415      (4,225)

   (48,096)       (4,278)     (3,608)      (32,520)    (244,251)   (32,032)         274,001      (6,915)
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
==========    ==========    ========    ==========  ===========  =========        ==========   ========
   152,490       540,827      27,752       549,214    1,108,899     52,593          397,278      13,722
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$     8.59    $     8.69    $   7.09    $     9.38  $      8.82  $    8.04       $    12.19    $  12.32
==========    ==========    ========    ==========  ===========  =========        ==========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                     Corporate Sponsored Variable Universal Life
                               ---------------------------------------------------------------------------------------
                                                           Janus Aspen Series
                               -------------------------------------------------------------------------
                                Aggressive   Flexible  International Worldwide      Capital    Strategic
                                  Growth      Income      Growth       Growth     Appreciation   Value
                                Subaccount  Subaccount  Subaccount   Subaccount    Subaccount  Subaccount    Total
                               ------------ ---------- ------------- -----------  ------------ ---------- ------------
           ASSETS
Shares held in respective
 Funds........................       79,121    549,965       55,012      287,201       61,189       373
                               ============ ==========  ===========  ===========   ==========   =======
Investments at cost........... $  2,114,365 $6,234,377  $ 1,552,663  $ 8,306,207   $1,485,200   $ 3,387   $224,272,413
                               ============ ==========  ===========  ===========   ==========   =======   ============
Investments in respective
 Funds, at net asset value.... $  1,739,071 $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
Amount due from MONY America..       30,312      1,924       18,742          417       13,827       269        472,234
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
   Total assets...............    1,769,383  6,414,516    1,309,882    8,197,133    1,281,669     3,691    211,736,480
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
         LIABILITIES
Amount due to respective Funds       30,312      1,924       18,742          417       13,827       269        472,234
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
   Total liabilities..........       30,312      1,924       18,742          417       13,827       269        472,234
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
Net assets.................... $  1,739,071 $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
                               ============ ==========  ===========  ===========   ==========   =======   ============
Net assets consist of:
 Contractholders' net payments $  3,349,790 $5,641,361  $ 2,835,059  $ 9,390,193   $1,648,637   $ 4,743   $212,619,851
 Undistributed net investment
   income.....................       88,766    551,739      175,936      135,048       22,947         7     20,447,268
 Accumulated net realized
   gain (loss) on investments.  (1,324,191)     41,277   (1,458,332)  (1,219,034)    (186,384)   (1,363)    (8,794,706)
 Net unrealized appreciation
   (depreciation) of
   investments................    (375,294)    178,215     (261,523)    (109,491)    (217,358)       35    (13,008,167)
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
Net assets.................... $  1,739,071 $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
                               ============ ==========  ===========  ===========   ==========   =======   ============
Number of units outstanding*..      373,628    559,685      164,542    1,087,638      199,382       369
                               ------------ ----------  -----------  -----------   ----------   -------
Net asset value per unit
 outstanding*................. $       4.65 $    11.46  $      7.85  $      7.54   $     6.36   $  9.26
                               ============ ==========  ===========  ===========   ==========   =======

----------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                              Corporate Sponsored Variable Universal Life
                              ---------------------------------------------------------------------------
                                          MONY Series Fund, Inc.              Enterprise Accumulation Trust
                              ----------------------------------------------  ----------------------------
                                Money     Intermediate Long Term   Government                 Small Company
                                Market     Term Bond      Bond     Securities    Equity           Value
                              Subaccount   Subaccount  Subaccount  Subaccount  Subaccount      Subaccount
                              ----------  ------------ ----------  ----------  -----------    -------------
Dividend income..............  $933,202     $272,408   $1,515,419   $139,985  $         0       $   3,099
Distribution from net
 realized gains..............         0            0            0          0      685,822         313,600
                               --------     --------   ----------   --------   -----------      ---------
Net investment income........   933,202      272,408    1,515,419    139,985      685,822         316,699
                               --------     --------   ----------   --------   -----------      ---------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............         0       11,338     (197,513)     9,082   (1,019,400)        (90,609)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments............         0        2,144      501,508     43,099     (332,988)       (175,605)
                               --------     --------   ----------   --------   -----------      ---------
Net realized and unrealized
 gain (loss) on investments..         0       13,482      303,995     52,181   (1,352,388)       (266,214)
                               --------     --------   ----------   --------   -----------      ---------
Net increase (decrease) in
 net assets resulting
 from operations.............  $933,202     $285,890   $1,819,414   $192,166  $  (666,566)      $  50,485
                               ========     ========   ==========   ========   ===========      =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                       Corporate Sponsored Variable Universal Life
                              ------------------------------------------------------------
                                              Enterprise Accumulation Trust
                              ------------------------------------------------------------
                                         International High Yield  Small Company
                               Managed      Growth        Bond        Growth       Growth
                              Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
                              ---------- ------------- ----------  ------------- ----------
Dividend income.............. $   4,084    $    948    $2,280,621    $  8,400     $  1,074
Distribution from net
 realized gains..............     9,771      14,670             0      11,213            0
                              ---------    --------    ----------    --------     --------
Net investment income........    13,855      15,618     2,280,621      19,613        1,074
                              ---------    --------    ----------    --------     --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............  (97,625)     (59,083)     (652,869)    (21,372)     (67,869)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments............    39,211     (12,504)     (277,653)     (9,007)      (1,436)
                              ---------    --------    ----------    --------     --------
Net realized and unrealized
 loss on investments.........   (58,414)    (71,587)     (930,522)    (30,379)     (69,305)
                              ---------    --------    ----------    --------     --------
Net increase (decrease) in
 net assets resulting from
 operations.................. $ (44,559)   $(55,969)   $1,350,099    $(10,766)    $(68,231)
                              =========    ========    ==========    ========     ========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                                   Van Eck Worldwide Insurance Trust
-------------------------------                                 -------------------------------------
                                 Dreyfus          Dreyfus
                  Small Company   Stock           Socially         Hard    Worldwide     Worldwide
Appreciation          Stock       Index      Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount        Subaccount   Subaccount       Subaccount     Subaccount Subaccount    Subaccount
------------      ------------- -----------  ------------------ ---------- ---------- ----------------
 $  18,671          $    881    $   472,307       $    161       $   258    $ 3,988       $      0
         0                 0        250,428              0             0          0              0
 ---------          --------    -----------       --------       -------    -------       --------
    18,671               881        722,735            161           258      3,988              0
 ---------          --------    -----------       --------       -------    -------       --------
  (249,560)           26,737       (724,739)       (65,809)           67       (296)       (48,662)
   (47,252)          (83,771)    (5,136,286)        13,257        (3,810)    (8,070)        46,754
 ---------          --------    -----------       --------       -------    -------       --------
  (296,812)          (57,034)    (5,861,025)       (52,552)       (3,743)    (8,366)        (1,908)
 ---------          --------    -----------       --------       -------    -------       --------
 $(278,141)         $(56,153)   $(5,138,290)      $(52,391)      $(3,485)   $(4,378)      $ (1,908)
 =========          ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                               Corporate Sponsored Variable Universal Life
                              ----------------------------------------------------------------------------
                                                              T. Rowe Price
                              ----------------------------------------------------------------------------
                                Equity      Prime    International  Limited   New America Personal Strategy
                                Income     Reserve       Stock        Term      Growth        Balanced
                              Subaccount  Subaccount  Subaccount   Subaccount Subaccount     Subaccount
                              ----------  ---------- ------------- ---------- ----------- -----------------
Dividend income.............. $   57,353   $10,591     $  34,924     $1,690    $       0      $ 43,476
Distribution from net
 realized gains..............     66,932         0             0          0       12,388             0
                              ----------   -------     ---------     ------    ---------      --------
Net investment income........    124,285    10,591        34,924      1,690       12,388        43,476
                              ----------   -------     ---------     ------    ---------      --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............     17,483         0      (479,240)     1,556     (125,500)      (85,077)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............  (120,429)         0       (85,721)      (710)      64,278        17,331
                              ----------   -------     ---------     ------    ---------      --------
Net realized and unrealized
 gain (loss) on investments..   (102,946)        0      (564,961)       846      (61,222)      (67,746)
                              ----------   -------     ---------     ------    ---------      --------
Net increase (decrease) in
 net assets resulting from
 operations.................. $   21,339   $10,591     $(530,037)    $2,536    $ (48,834)     $(24,270)
                              ==========   =======     =========     ======    =========      ========

                      See notes to financial statements.

                                   Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                Fidelity Variable Insurance Products Funds                      The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------       --------------------------------------
   VIP            VIP II         VIP III           VIP II          VIP III        Equity            Fixed
  Growth        Contrafund Growth Opportunities Asset Manager Growth and Income   Growth            Income     Value
Subaccount      Subaccount      Subaccount       Subaccount      Subaccount     Subaccount        Subaccount Subaccount
----------      ---------- -------------------- ------------- ----------------- ----------        ---------- ----------
$     937       $  20,344        $    405         $  65,544       $ 119,620      $    589          $194,001   $  1,605
   88,150          71,801               0            24,579         384,043             0            74,826      6,424
---------       ---------        --------         ---------       ---------      --------          --------   --------
   89,087          92,145             405            90,123         503,663           589           268,827      8,029
---------       ---------        --------         ---------       ---------      --------          --------   --------
 (448,713)       (399,309)        (28,158)         (103,948)       (695,834)      (91,393)            6,060     (5,558)
   (9,623)         47,719           8,196           (23,778)       (246,307)       14,509            97,956     (7,453)
---------       ---------        --------         ---------       ---------      --------          --------   --------

 (458,336)       (351,590)        (19,962)         (127,726)       (942,141)      (76,884)          104,016    (13,011)
---------       ---------        --------         ---------       ---------      --------          --------   --------
$(369,249)      $(259,445)       $(19,557)        $ (37,603)      $(438,478)     $(76,295)         $372,843   $ (4,982)
=========       =========        ========         =========       =========      ========          ========   ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                    Corporate Sponsored Variable Universal Life
                              --------------------------------------------------------------------------------------
                                                         Janus Aspen Series
                              ------------------------------------------------------------------------
                               Aggressive    Flexible  International Worldwide    Capital    Strategic
                                 Growth       Income      Growth       Growth   Appreciation   Value
                               Subaccount   Subaccount  Subaccount   Subaccount  Subaccount  Subaccount    Total
                              ------------  ---------- ------------- ---------- ------------ ---------- ------------
Dividend income.............. $          0   $363,843   $    16,191  $  33,437   $  17,654    $     7   $  6,637,717
Distribution from net
 realized gains..............            0          0             0          0           0          0      2,014,647
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Net investment income........            0    363,843        16,191     33,437      17,654          7      8,652,364
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............  (1,011,086)     43,526    (1,372,973)  (897,108)   (155,353)    (1,363)    (9,080,170)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............     (50,868)     81,540       585,833     51,933    (204,838)        30     (5,222,811)
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Net realized and unrealized
 gain (loss) on investments..   (1,061,954)   125,066      (787,140)  (845,175)   (360,191)    (1,333)   (14,302,981)
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Net increase (decrease) in
 net assets resulting from
 operations.................. $ (1,061,954)  $488,909   $  (770,949) $(811,738)  $(342,537)   $(1,326)  $ (5,650,617)
                              ============   ========   ===========  =========   =========    =======   ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                 Corporate Sponsored Variable Universal Life
                                                            ----------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                                            ----------------------------------------------------
                                                                       Money                   Intermediate
                                                                       Market                   Term Bond
                                                                     Subaccount                 Subaccount
                                                            ---------------------------  -----------------------
                                                                2001           2000         2001         2000
                                                            -------------  ------------  -----------  ----------
From operations:
 Net investment income..................................... $     933,202  $  1,064,803  $   272,408  $  125,577
 Net realized gain (loss) on investments...................             0             0       11,338     (70,140)
 Net change in unrealized appreciation of investments......             0             0        2,144     100,988
                                                            -------------  ------------  -----------  ----------
Net increase in net assets resulting from operations.......       933,202     1,064,803      285,890     156,425
                                                            -------------  ------------  -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units...................    39,130,556    71,120,205    4,489,766   1,766,214
 Net asset value of units redeemed or used to meet
   contract obligations....................................  (38,320,196)   (61,036,860)  (3,233,493)   (155,264)
                                                            -------------  ------------  -----------  ----------
Net increase from unit transactions........................       810,360    10,083,345    1,256,273   1,610,950
                                                            -------------  ------------  -----------  ----------
Net increase in net assets.................................     1,743,562    11,148,148    1,542,163   1,767,375
Net assets beginning of year...............................    30,366,037    19,217,889    2,586,429     819,054
                                                            -------------  ------------  -----------  ----------
Net assets end of year*.................................... $  32,109,599  $ 30,366,037  $ 4,128,592  $2,586,429
                                                            =============  ============  ===========  ==========
Unit transactions:
Units outstanding beginning of year........................     2,549,112     1,712,047      224,102      76,605
Units issued during the year...............................     3,197,234     5,904,013      375,738     161,713
Units redeemed during the year.............................    (3,149,569)   (5,066,948)    (270,113)    (14,216)
                                                            -------------  ------------  -----------  ----------
Units outstanding end of year..............................     2,596,777     2,549,112      329,727     224,102
                                                            =============  ============  ===========  ==========
----------
*Includes  undistributed net investment income of:          $   2,405,834  $  1,472,632  $   441,034  $  168,626
                                                            =============  ============  ===========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                             Corporate Sponsored Variable Universal Life
                                                                          ------------------------------------------------
                                                                                       MONY Series Fund, Inc.
                                                                          ------------------------------------------------
                                                                                  Long Term               Government
                                                                                    Bond                  Securities
                                                                                 Subaccount               Subaccount
                                                                          ------------------------  ----------------------
                                                                             2001         2000         2001        2000
                                                                          -----------  -----------  ----------  ----------
From operations:
  Net investment income.................................................. $ 1,515,419  $ 1,339,956  $  139,985  $  115,614
  Net realized gain (loss) on investments................................   (197,513)     (216,116)      9,082      (8,560)
  Net change in unrealized appreciation of investments...................     501,508    1,771,312      43,099     109,948
                                                                          -----------  -----------  ----------  ----------
Net increase in net assets resulting from operations.....................   1,819,414    2,895,152     192,166     217,002
                                                                          -----------  -----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of units................................   9,332,668    2,992,832     475,233     817,997
  Net asset value of units redeemed or used to meet contract obligations.  (1,968,116)  (1,007,725)   (378,180)   (200,294)
                                                                          -----------  -----------  ----------  ----------
Net increase from unit transactions......................................   7,364,552    1,985,107      97,053     617,703
                                                                          -----------  -----------  ----------  ----------
Net increase in net assets...............................................   9,183,966    4,880,259     289,219     834,705
Net assets beginning of year.............................................  23,547,771   18,667,512   2,856,829   2,022,124
                                                                          -----------  -----------  ----------  ----------
Net assets end of year*.................................................. $32,731,737  $23,547,771  $3,146,048  $2,856,829
                                                                          ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning of year......................................   2,004,098    1,836,729     244,081     189,531
Units issued during the year.............................................     785,272      252,333      39,169      72,238
Units redeemed during the year...........................................    (168,324)     (84,964)    (31,042)    (17,688)
                                                                          -----------  -----------  ----------  ----------
Units outstanding end of year............................................   2,621,046    2,004,098     252,208     244,081
                                                                          ===========  ===========  ==========  ==========
----------
*Includes  undistributed net investment income of:                        $ 3,892,679  $ 2,377,260  $  310,600  $  170,615
                                                                          ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                  Corporate Sponsored Variable Universal Life
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                                              Small Company
                                        Equity                    Value
                                      Subaccount               Subaccount
                               ------------------------  ----------------------
                                  2001         2000         2001        2000
                               -----------  -----------  ----------  ----------
From operations:
 Net investment income........ $   685,822  $   625,935  $  316,699  $  122,451
 Net realized gain (loss) on
   investments................  (1,019,400)     114,638     (90,609)    (16,053)
 Net change in unrealized
   depreciation of investments    (332,988)  (1,002,837)   (175,605)    (75,390)
                               -----------  -----------  ----------  ----------
 Net increase (decrease) in
   net assets resulting from
   operations.................    (666,566)    (262,264)     50,485      31,008
                               -----------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   2,587,029    1,395,930     966,761     656,883
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (617,028)    (238,119)   (800,766)   (245,728)
                               -----------  -----------  ----------  ----------
Net increase from unit
 transactions.................   1,970,001    1,157,811     165,995     411,155
                               -----------  -----------  ----------  ----------
Net increase in net assets....   1,303,435      895,547     216,480     442,163
Net assets beginning of year..   2,309,622    1,414,075   1,005,208     563,045
                               -----------  -----------  ----------  ----------
Net assets end of year*....... $ 3,613,057  $ 2,309,622  $1,221,688  $1,005,208
                               ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     177,032      102,764      64,061      36,787
Units issued during the year..     228,323       89,542      59,158      43,574
Units redeemed during the year     (64,275)     (15,274)    (49,294)    (16,300)
                               -----------  -----------  ----------  ----------
Units outstanding end of year.     341,080      177,032      73,925      64,061
                               ===========  ===========  ==========  ==========
----------
*  Includes undistributed net
   investment income of:       $ 1,423,726  $   737,904  $  519,217  $  202,518
                               ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                 Corporate Sponsored Variable Universal Life
                                             --------------------------------------------------
                                                        Enterprise Accumulation Trust
                                             --------------------------------------------------
                                                                             International
                                                      Managed                   Growth
                                                    Subaccount                Subaccount
                                             ------------------------  ------------------------
                                               For the      For the      For the      For the
                                              year ended   year ended   year ended   year ended
                                             December 31, December 31, December 31, December 31,
                                                 2001         2000         2001         2000
                                             ------------ ------------ ------------ ------------
From operations:
 Net investment income......................  $  13,855    $ 143,242    $  15,618    $  107,349
 Net realized gain (loss) on investments....    (97,625)    (118,363)     (59,083)      (69,424)
 Net change in unrealized appreciation
   (depreciation) of investments............     39,211      (19,694)     (12,504)     (277,665)
                                              ---------    ---------    ---------    ----------
 Net increase (decrease) in net assets
   resulting from operations................    (44,559)       5,185      (55,969)     (239,740)
                                              ---------    ---------    ---------    ----------
From unit transactions:
 Net proceeds from the issuance of units....    204,546      136,674       93,070       306,241
 Net asset value of units redeemed or used
   to meet contract obligations.............   (346,309)    (123,540)    (116,980)     (894,518)
                                              ---------    ---------    ---------    ----------
Net increase (decrease) from unit
 transactions...............................   (141,763)      13,134      (23,910)     (588,277)
                                              ---------    ---------    ---------    ----------
Net increase (decrease) in net assets.......   (186,322)      18,319      (79,879)     (828,017)
Net assets beginning of period..............    374,790      356,471      214,880     1,042,897
                                              ---------    ---------    ---------    ----------
Net assets end of period*...................  $ 188,468    $ 374,790    $ 135,001    $  214,880
                                              =========    =========    =========    ==========
Unit transactions:
Units outstanding beginning of period.......     30,018       28,967       17,506        70,342
Units issued during the period..............     17,175       10,943        9,388        27,506
Units redeemed during the period............    (30,205)      (9,892)     (11,662)      (80,342)
                                              ---------    ---------    ---------    ----------
Units outstanding end of period.............     16,988       30,018       15,232        17,506
                                              =========    =========    =========    ==========
----------
*  Includes undistributed net investment
   income of:                                 $ 299,457    $ 285,602    $ 161,088    $  145,470
                                              =========    =========    =========    ==========

** Commencement of operations.

                      See notes to financial statements.

                    Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
----------------------------------------------------------------------------------
       High Yield               Small Company
          Bond                     Growth                       Growth
       Subaccount                Subaccount                   Subaccount
------------------------  ------------------------  ------------------------------
  For the      For the      For the      For the      For the      For the period
 year ended   year ended   year ended   year ended   year ended  February 4, 2000**
December 31, December 31, December 31, December 31, December 31,      through
    2001         2000         2001         2000         2001     December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------

$ 2,280,621  $ 1,872,332   $  19,613    $   1,644    $   1,074        $  1,621
   (652,869)    (214,443)    (21,372)      27,621      (67,869)           (305)
   (277,653)  (2,145,196)     (9,007)     (15,463)      (1,436)          9,602
-----------  -----------   ---------    ---------    ---------        --------
  1,350,099     (487,307)    (10,766)      13,802      (68,231)         10,918
-----------  -----------   ---------    ---------    ---------        --------

  7,078,402    2,420,424     421,391      425,330      109,589         973,913
 (1,664,314)  (1,412,759)   (245,356)    (165,802)    (780,266)         (4,830)
-----------  -----------   ---------    ---------    ---------        --------
  5,414,088    1,007,665     176,035      259,528     (670,677)        969,083
-----------  -----------   ---------    ---------    ---------        --------
  6,764,187      520,358     165,269      273,330     (738,908)        980,001
 20,579,987   20,059,629     421,834      148,504      980,001               0
-----------  -----------   ---------    ---------    ---------        --------
$27,344,174  $20,579,987   $ 587,103    $ 421,834    $ 241,093        $980,001
===========  ===========   =========    =========    =========        ========

  1,862,334    1,769,481      38,329       13,697      103,205               0
    608,313      223,033      39,610       40,368       12,052         103,719
   (134,070)    (130,180)    (22,486)     (15,736)     (86,221)           (514)
-----------  -----------   ---------    ---------    ---------        --------
  2,336,577    1,862,334      55,453       38,329       29,036         103,205
===========  ===========   =========    =========    =========        ========

$ 5,762,682  $ 3,482,061   $  21,257    $   1,644    $   2,695        $  1,621
===========  ===========   =========    =========    =========        ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                            Corporate Sponsored Variable Universal Life
                                             -------------------------------------------------------------------------
                                                     Dreyfus Variable Investment Fund
                                             -----------------------------------------------
                                                                               Small
                                                                              Company                  Dreyfus
                                                   Appreciation                Stock                 Stock Index
                                                    Subaccount              Subaccount               Subaccount
                                             -----------------------  ----------------------  ------------------------
                                                2001         2000        2001        2000        2001         2000
                                             -----------  ----------  ----------  ----------  -----------  -----------
From operations:
 Net investment income...................... $    18,671  $   43,810  $      881  $    1,649  $   722,735  $   950,803
 Net realized gain (loss) on investments....    (249,560)     69,654      26,737      66,286     (724,739)   1,296,581
 Net change in unrealized appreciation
   (depreciation) of investments............     (47,252)   (145,208)    (83,771)      7,341   (5,136,286)  (5,308,948)
                                             -----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..................    (278,141)    (31,744)    (56,153)     75,276   (5,138,290)  (3,061,564)
                                             -----------  ----------  ----------  ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units....   1,291,872   1,455,287     287,401     447,881   19,635,012   14,975,579
 Net asset value of units redeemed or used
   to meet contract obligations.............  (1,329,911)   (705,319)   (431,872)   (195,357)  (5,292,602)  (3,812,299)
                                             -----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) from unit
   transactions.............................     (38,039)    749,968    (144,471)    252,524   14,342,410   11,163,280
                                             -----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets.......    (316,180)    718,224    (200,624)    327,800    9,204,120    8,101,716
Net assets beginning of year................   2,476,980   1,758,756   1,117,884     790,084   38,781,510   30,679,794
                                             -----------  ----------  ----------  ----------  -----------  -----------
Net assets end of year*..................... $ 2,160,800  $2,476,980  $  917,260   1,117,884  $47,985,630  $38,781,510
                                             ===========  ==========  ==========  ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of year.........     168,512     118,872     101,945      78,184    2,652,230    1,903,421
Units issued during the year................      88,724      96,325      27,361      42,142    1,466,686    1,004,529
Units redeemed during the year..............     (94,537)    (46,685)    (44,356)    (18,381)    (382,081)    (255,720)
                                             -----------  ----------  ----------  ----------  -----------  -----------
Units outstanding end of year...............     162,699     168,512      84,950     101,945    3,736,835    2,652,230
                                             ===========  ==========  ==========  ==========  ===========  ===========
----------
*  Includes undistributed net investment
   income of:                                $    82,716  $   64,045  $    3,576  $    2,695  $ 2,145,732  $ 1,422,997
                                             ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
 -----------------------------------------------------------------------------
                                 Van Eck Worldwide Insurance Trust
                     ---------------------------------------------------------
       Dreyfus
      Socially             Hard             Worldwide           Worldwide
 Responsible Growth       Assets              Bond           Emerging Markets
     Subaccount         Subaccount         Subaccount           Subaccount
 ------------------  ----------------  ------------------  -------------------
   2001      2000     2001     2000      2001      2000      2001       2000
 --------  --------  -------  -------  --------  --------  ---------  --------
 $    161  $  1,642  $   258  $    42  $  3,988  $  3,021  $       0  $      0
  (65,809)   (1,814)      67      142      (296)   (7,135)   (48,662)   (2,021)
   13,257   (35,985)  (3,810)   1,286    (8,070)    5,541     46,754   (70,897)
 --------  --------  -------  -------  --------  --------  ---------  --------
  (52,391)  (36,157)  (3,485)   1,470    (4,378)    1,427     (1,908)  (72,918)
 --------  --------  -------  -------  --------  --------  ---------  --------
  140,760   239,230   22,620   18,396    12,364    85,997     99,418   189,753
  (58,986)  (71,280)  (4,442)    (609)  (16,792)  (52,332)  (132,990)  (44,361)
 --------  --------  -------  -------  --------  --------  ---------  --------
   81,774   167,950   18,178   17,787    (4,428)   33,665    (33,572)  145,392
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,383   131,793   14,693   19,257    (8,806)   35,092    (35,480)   72,474
  211,802    80,009   22,679    3,422    87,392    52,300    142,967    70,493
 --------  --------  -------  -------  --------  --------  ---------  --------
 $241,185  $211,802  $37,372  $22,679  $ 78,586  $ 87,392  $ 107,487  $142,967
 ========  ========  =======  =======  ========  ========  =========  ========

   19,852     6,671    2,039      343     8,374     5,105     26,477     7,590
   16,660    18,775    2,132    1,754       998     8,350     14,186    24,650
   (7,314)   (5,594)    (424)     (58)   (1,436)   (5,081)   (20,390)   (5,763)
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,198    19,852    3,747    2,039     7,936     8,374     20,273    26,477
 ========  ========  =======  =======  ========  ========  =========  ========

 $  4,477  $  4,316  $   303  $    45  $  8,159  $  4,171  $     197  $    197
 ========  ========  =======  =======  ========  ========  =========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                             Corporate Sponsored Variable Universal Life
                                             ------------------------------------------
                                                            T. Rowe Price
                                             ------------------------------------------
                                                  Equity Income         Prime Reserve
                                                   Subaccount            Subaccount
                                             ----------------------  ------------------
                                                2001        2000       2001      2000
                                             ----------  ----------  --------  --------
From operations:
 Net investment income...................... $  124,285  $  103,960  $ 10,591  $  6,999
 Net realized gain (loss) on investments....     17,483     (33,920)        0         0
 Net change in unrealized appreciation
   (depreciation) of investments............   (120,429)     99,193         0         0
                                             ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations..................     21,339     169,233    10,591     6,999
                                             ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units....  3,334,123   1,262,171   109,738   216,211
 Net asset value of units redeemed or used
   to meet contract obligations.............   (770,471)   (279,879)  (60,303)  (81,150)
                                             ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions...............................  2,563,652     982,292    49,435   135,061
                                             ----------  ----------  --------  --------
Net increase (decrease) in net assets.......  2,584,991   1,151,525    60,026   142,060
Net assets beginning of year................  1,866,215     714,690   243,663   101,603
                                             ----------  ----------  --------  --------
Net assets end of year...................... $4,451,206  $1,866,215  $303,689  $243,663
                                             ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year.........    156,427      67,719    21,977     9,723
Units issued during the year................    275,223     113,984     8,480    19,616
Units redeemed during the year..............    (63,934)    (25,276)   (4,122)   (7,362)
                                             ----------  ----------  --------  --------
Units outstanding end of year...............    367,716     156,427    26,335    21,977
                                             ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                $  267,379  $  143,094  $ 21,767  $ 11,176
                                             ==========  ==========  ========  ========

                      See notes to financial statements.

                      Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------
                                     T. Rowe Price
---------------------------------------------------------------------------------------
     International            Limited           New America         Personal Strategy
         Stock                  Term               Growth               Balanced
       Subaccount            Subaccount          Subaccount            Subaccount
-----------------------  -----------------  -------------------  ----------------------
   2001         2000       2001     2000      2001       2000       2001        2000
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$    34,924  $   74,383  $  1,690  $ 1,499  $  12,388  $ 52,479  $   43,476  $   72,991
   (479,240)    (32,047)    1,556      (33)  (125,500)  (22,967)    (85,077)     (2,525)
    (85,721)   (186,480)     (710)     852     64,278   (83,372)     17,331     (27,008)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (530,037)   (144,144)    2,536    2,318    (48,834)  (53,860)    (24,270)     43,458
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
  1,403,156   2,287,853    51,038   32,552    457,495   277,405   1,265,256   1,139,090
 (1,248,345)   (253,632)  (54,283)  (2,220)  (121,293)  (95,257)   (823,830)    (97,518)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    154,811   2,034,221    (3,245)  30,332    336,202   182,148     441,426   1,041,572
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (375,226)  1,890,077      (709)  32,650    287,368   128,288     417,156   1,085,030
  2,028,199     138,122    33,610      960    476,821   348,533   1,186,394     101,364
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$ 1,652,973  $2,028,199  $ 32,901  $33,610  $ 764,189  $476,821  $1,603,550  $1,186,394
===========  ==========  ========  =======  =========  ========  ==========  ==========
    175,616       9,827     3,058       95     42,050    27,453      99,656       8,978
    110,499     186,460     4,413    3,180     44,295    22,230     103,356      99,168
   (102,116)    (20,671)   (4,711)    (217)    (9,899)   (7,633)    (64,985)     (8,490)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    183,999     175,616     2,760    3,058     76,446    42,050     138,027      99,656
===========  ==========  ========  =======  =========  ========  ==========  ==========

$   111,603  $   76,679  $  3,234  $ 1,544  $  85,571  $ 73,183  $  131,937  $   88,461
===========  ==========  ========  =======  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                              Corporate Sponsored Variable Universal Life
                                           ---------------------------------------------------------------------------------
                                                               Fidelity Variable Insurance Products Funds
                                           ---------------------------------------------------------------------------------
                                                      VIP                     VIP II                      VIP III
                                                    Growth                  Contrafund              Growth Opportunities
                                                  Subaccount                Subaccount                   Subaccount
                                           ------------------------  ------------------------  -----------------------------
                                           For the year For the year For the year For the year For the year  For the period
                                              ended        ended        ended        ended        ended     March 31, 2000**
                                           December 31, December 31, December 31, December 31, December 31,      through
                                               2001         2000         2001         2000         2001     December 31, 2000
                                           ------------ ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income....................     $89,087   $   40,092  $    92,145   $    6,303    $    405       $      0
 Net realized gain (loss) on investments..    (448,713)    (106,405)    (399,309)     (47,324)    (28,158)           397
 Net change in unrealized appreciation
   (depreciation) of investments..........      (9,623)     (47,202)      47,719      (53,967)      8,196        (11,804)
                                           -----------   ----------  -----------   ----------    --------       --------
Net increase (decrease) in net assets
 resulting from operations................    (369,249)    (113,515)    (259,445)     (94,988)    (19,557)       (11,407)
                                           -----------   ----------  -----------   ----------    --------       --------
From unit transactions:
 Net proceeds from the issuance of units..   1,667,237    1,538,960    4,494,792    2,429,275     190,571        125,691
 Net asset value of units redeemed or used
   to meet contract obligations...........  (1,115,153)    (488,164)  (1,713,037)    (194,515)    (86,501)        (2,093)
                                           -----------   ----------  -----------   ----------    --------       --------
Net increase from unit transactions.......     552,084    1,050,796    2,781,755    2,234,760     104,070        123,598
                                           -----------   ----------  -----------   ----------    --------       --------
Net increase in net assets................     182,835      937,281    2,522,310    2,139,772      84,513        112,191
Net assets beginning of period............   1,126,809      189,528    2,178,668       38,896     112,191              0
                                           -----------   ----------  -----------   ----------    --------       --------
Net assets end of period*................. $ 1,309,644   $1,126,809  $ 4,700,978   $2,178,668    $196,704       $112,191
                                           ===========   ==========  ===========   ==========    ========       ========
Unit transactions:
Units outstanding beginning of period.....     108,046       16,127      219,956        3,667      13,546              0
Units issued during the period............     182,530      134,622      522,349      235,115      27,485         13,776
Units redeemed during the period..........    (138,086)     (42,703)    (201,478)     (18,826)    (13,279)          (230)
                                           -----------   ----------  -----------   ----------    --------       --------
Units outstanding end of period...........     152,490      108,046      540,827      219,956      27,752         13,546
                                           ===========   ==========  ===========   ==========    ========       ========
----------
*  Includes undistributed net investment
   income of:                              $   129,179   $   40,092  $    98,448   $    6,303    $    405       $      0
                                           ===========   ==========  ===========   ==========    ========       ========
** Commencement of operations.

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds                    The Universal Institutional Funds, Inc.
--------------------------------------------------------------- -------------------------------------------------------
            VIP II                          VIP III
         Asset Manager                 Growth and Income              Equity Growth                Fixed Income
          Subaccount                      Subaccount                   Subaccount                   Subaccount
------------------------------  ------------------------------  ------------------------  -----------------------------
For the year   For the period   For the year   For the period   For the year For the year For the year  For the period
   ended     February 4, 2000**    ended     January 13, 2000**    ended        ended        ended     January 6, 2000**
December 31,      through       December 31,      through       December 31, December 31, December 31,      through
    2001     December 31, 2000      2001     December 31, 2000      2001         2000         2001     December 31, 2000
------------ ------------------ ------------ ------------------ ------------ ------------ ------------ -----------------
 $   90,123       $      0      $   503,663      $    6,457      $     589    $  22,533    $  268,827     $  232,978
   (103,948)         9,202         (695,834)         91,490        (91,393)     (38,268)        6,060          3,355
    (23,778)        (8,742)        (246,307)          2,056         14,509      (51,445)       97,956        176,045
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    (37,603)           460         (438,478)        100,003        (76,295)     (67,180)      372,843        412,378
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  5,436,931        505,676       11,823,666       4,437,094        377,839      632,725       545,518      3,615,737
   (731,485)       (22,325)      (5,974,560)       (172,034)      (248,615)    (326,534)      (52,294)       (50,524)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,705,446        483,351        5,849,106       4,265,060        129,224      306,191       493,224      3,565,213
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,667,843        483,811        5,410,628       4,365,063         52,929      239,011       866,067      3,977,591
    483,811              0        4,365,063               0        369,723      130,712     3,977,591              0
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
 $5,151,654       $483,811      $ 9,775,691      $4,365,063      $ 422,652    $ 369,723    $4,843,658     $3,977,591
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
     49,469              0          451,843               0         39,055       12,171       356,647              0
    575,581         51,754        1,319,540         470,068         44,112       55,554        45,092        361,701
    (75,836)        (2,285)        (662,484)        (18,225)       (30,574)     (28,670)       (4,461)        (5,054)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    549,214         49,469        1,108,899         451,843         52,593       39,055       397,278        356,647
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
 $   90,123       $      0      $   510,120      $    6,457      $  27,361    $  26,772    $  501,805     $  232,978
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                Corporate Sponsored Variable Universal Life
                                             ---------------------------------------------------------------------------------
                                              The Universal Institutional
                                                      Funds, Inc.                           Janus Aspen Series
                                             -----------------------------  --------------------------------------------------
                                                                                   Aggressive                 Flexible
                                                         Value                       Growth                    Income
                                                       Subaccount                  Subaccount                Subaccount
                                             -----------------------------  ------------------------  ------------------------
                                               For the     For the period     For the      For the      For the      For the
                                              year ended   May 22, 2000**    year ended   year ended   year ended   year ended
                                             December 31,      through      December 31, December 31, December 31, December 31,
                                                 2001     December 31, 2000     2001         2000         2001         2000
                                             ------------ ----------------- ------------ ------------ ------------ ------------
From operations:
 Net investment income......................     $8,029        $   435      $         0   $   88,766   $  363,843   $  187,459
 Net realized gain (loss) on investments....     (5,558)         1,333       (1,011,086)    (313,107)      43,526       (2,249)
 Net change in unrealized appreciation
   (depreciation) of investments............     (7,453)           538          (50,868)    (348,905)      81,540       97,100
                                               --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets
 resulting from operations..................     (4,982)         2,306       (1,061,954)    (573,246)     488,909      282,310
                                               --------        -------      -----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the issuance of units....    183,341         18,053        2,164,256    2,683,340      371,803    6,091,246
 Net asset value of units redeemed or used
   to meet contract obligations.............    (29,237)          (387)      (1,202,446)    (523,661)    (716,353)    (118,226)
                                               --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) from unit
 transactions...............................    154,104         17,666          961,810    2,159,679     (344,550)   5,973,020
                                               --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets.......    149,122         19,972         (100,144)   1,586,433      144,359    6,255,330
Net assets beginning of period..............     19,972              0        1,839,215      252,782    6,268,233       12,903
                                               --------        -------      -----------   ----------   ----------   ----------
Net assets end of period*...................   $169,094        $19,972      $ 1,739,071   $1,839,215   $6,412,592   $6,268,233
                                               ========        =======      ===========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period.......      1,655              0          239,319       22,352      589,418        1,289
Units issued during the period..............     14,661          1,691          358,936      269,575       32,669      599,770
Units redeemed during the period............     (2,594)           (36)        (224,627)     (52,608)     (62,402)     (11,641)
                                               --------        -------      -----------   ----------   ----------   ----------
Units outstanding end of period.............     13,722          1,655          373,628      239,319      559,685      589,418
                                               ========        =======      ===========   ==========   ==========   ==========
----------
*  Includes undistributed net investment
   income of:                                  $  8,464        $   435      $    88,766   $   88,766   $  551,739   $  187,896
                                               ========        =======      ===========   ==========   ==========   ==========
** Commencement of operations.

                      See notes to financial statements.

                                                  Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------------------
                                                 Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------
      International               Worldwide                     Capital                        Strategic
         Growth                    Growth                    Appreciation                        Value
       Subaccount                Subaccount                   Subaccount                       Subaccount
------------------------  ------------------------  ------------------------------  --------------------------------
For the year For the year For the year For the year For the year   For the period   For the year   For the period
   ended        ended        ended        ended        ended     February 4, 2000**    ended     December 27, 2000**
December 31, December 31, December 31, December 31, December 31,      through       December 31,       through
    2001         2000         2001         2000         2001     December 31, 2000      2001      December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------ ------------ -------------------
$    16,191   $  159,745  $    33,437   $  101,611   $   17,654       $  5,293        $     7           $  0
 (1,372,973)     (85,359)    (897,108)    (321,935)    (155,353)       (31,031)        (1,363)             0
    585,833     (847,849)      51,933     (168,424)    (204,838)       (12,520)            30              5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
   (770,949)    (773,463)    (811,738)    (388,748)    (342,537)       (38,258)        (1,326)             5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    804,711    4,414,228    9,596,205    2,325,463    1,240,714        927,886          3,940            875
 (2,275,785)    (111,453)  (2,362,410)    (279,778)    (467,016)       (52,947)           (72)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (1,471,074)   4,302,775    7,233,795    2,045,685      773,698        874,939          3,868            875
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (2,242,023)   3,529,312    6,422,057    1,656,937      431,161        836,681          2,542            880
  3,533,163        3,851    1,774,659      117,722      836,681              0            880              0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
$ 1,291,140   $3,533,163  $ 8,196,716   $1,774,659   $1,267,842       $836,681        $ 3,422           $880
===========   ==========  ===========   ==========   ==========       ========        =======           ====
    345,650          317      182,651       10,224      103,062              0             88              0
     88,448      354,278    1,163,782      196,009      170,326        109,299            289             88
   (269,556)      (8,945)    (258,795)     (23,582)     (74,006)        (6,237)            (8)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    164,542      345,650    1,087,638      182,651      199,382        103,062            369             88
===========   ==========  ===========   ==========   ==========       ========        =======           ====

$   175,936   $  159,745  $   135,048   $  101,611   $   22,947       $  5,293        $     7           $  0
===========   ==========  ===========   ==========   ==========       ========        =======           ====






           Total
--------------------------
For the year  For the year
   ended         ended
December 31,  December 31,
    2001          2000
------------  ------------
$  8,652,364  $  7,685,474
  (9,080,170)      (80,845)
  (5,222,811)   (8,563,194)
------------  ------------
  (5,650,617)     (958,565)
------------  ------------
 131,900,788   135,386,297
 (75,792,088)  (73,519,293)
------------  ------------
  56,108,700    61,867,004
------------  ------------
  50,458,083    60,908,439
 160,806,163    99,897,724
------------  ------------
$211,264,246  $160,806,163
============  ============







$ 20,447,268  $ 11,794,904
============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty-eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, T. Rowe Price, Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life subaccounts for the year ended December 31, 2001 aggregated $8,070,644.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $135,581 in aggregate from certain Funds in connection with Corporate Sponsored Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2001 were as follows:

                                                          Cost of Shares    Proceeds
                                                        Acquired (Excludes from Shares
Corporate Sponsored Variable Universal Life Subaccounts   Reinvestments)    Redeemed
------------------------------------------------------- ------------------ -----------

           MONY Series Fund, Inc.
           Money Market Portfolio......................    $55,506,899     $54,696,539
           Intermediate Term Bond Portfolio............      5,028,099       3,771,826
           Long Term Bond Portfolio....................     10,637,395       3,272,843
           Government Securities Portfolio.............        616,239         519,186

           Enterprise Accumulation Trust
           Equity Portfolio............................      2,793,942         823,941
           Small Company Value Portfolio...............      1,375,906       1,209,911
           Managed Portfolio...........................        225,658         367,421
           International Growth Portfolio..............        351,353         375,263
           High Yield Bond Portfolio...................      8,931,806       3,517,718
           Small Company Growth Portfolio..............        467,708         291,673
           Growth Portfolio............................        385,639       1,056,316

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                        Cost of Shares
                                                           Acquired     Proceeds
                                                          (Excludes    from Shares
Corporate Sponsored Variable Universal Life Subaccounts Reinvestments)  Redeemed
------------------------------------------------------- -------------- -----------

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................  $ 2,247,117   $2,285,156
    Dreyfus Small Company Stock Portfolio..............      397,158      541,629

    Dreyfus
    Dreyfus Stock Index Fund...........................   22,104,414    7,762,004
    Dreyfus Socially Responsible Growth Fund, Inc......      324,559      242,785

    Van Eck Worldwide Insurance Trust
    Hard Assets Portfolio..............................       29,980       11,802
    Worldwide Bond Portfolio...........................       12,994       17,422
    Worldwide Emerging Markets Portfolio...............      107,756      141,328

    T. Rowe Price
    Equity Income Portfolio............................    3,568,004    1,004,352
    Prime Reserve Portfolio............................      116,012       66,577
    International Stock Portfolio......................    2,173,664    2,018,853
    Limited Term Portfolio.............................       58,079       61,324
    New America Growth Portfolio.......................      750,337      414,135
    Personal Strategy Balanced Portfolio...............    1,636,903    1,195,477

    Fidelity Variable Insurance Products Funds
    VIP Growth Portfolio...............................    1,908,038    1,355,954
    VIP II Contrafund Portfolio........................    5,712,281    2,930,526
    VIP III Growth Opportunities Portfolio.............      209,996      105,926
    VIP II Asset Manager Portfolio.....................    5,589,622      884,176
    VIP III Growth and Income Portfolio................   12,902,879    7,053,773

    The Universal Institutional Funds, Inc.
    Equity Growth Portfolio............................      408,391      279,167
    Fixed Income Portfolio.............................      556,026       62,802
    Value Portfolio....................................      301,816      147,712

    Janus Aspen Series
    Aggressive Growth Portfolio........................    2,685,681    1,723,871
    Flexible Income Portfolio..........................      470,964      815,514
    International Growth Portfolio.....................    1,242,947    2,714,021
    Worldwide Growth Portfolio.........................   10,512,148    3,278,353
    Capital Appreciation Portfolio.....................    1,305,000      531,302
    Strategic Value Portfolio..........................       11,110        7,242

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                                 For the year ended
                                                          At December 31, 2001    December 31, 2001
                                                        ------------------------ ------------------
                                                                          Net    Investment
                                                                   Unit  Assets    Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)    Ratio*   Return**
------------------------------------------------------- --------- ------ ------- ---------- --------

    MONY Series Fund, Inc.
    Money Market Subaccount............................ 2,596,777 $12.37 $32,110    3.48%      3.86%
    Intermediate Term Bond Subaccount..................   329,727  12.52   4,129    7.16       8.49
    Long Term Bond Subaccount.......................... 2,621,046  12.49  32,732    5.01       6.30
    Government Securities Subaccount...................   252,208  12.47   3,146    4.61       6.58

    Enterprise Accumulation Trust
    Equity Subaccount..................................   341,080  10.59   3,613    0.00     (18.85)
    Small Company Value Subaccount.....................    73,925  16.53   1,222    0.24       5.35
    Managed Subaccount.................................    16,988  11.09     188    1.64     (11.21)
    International Growth Subaccount....................    15,232   8.86     135    0.62     (27.79)
    High Yield Bond Subaccount......................... 2,336,577  11.70  27,344    8.87       5.88
    Small Company Growth Subaccount....................    55,453  10.59     587    1.75      (3.82)
    Growth Subaccount..................................    29,036   8.30     241    0.27     (12.63)

    Dreyfus Variable Investment Fund
    Appreciation Subaccount............................   162,699  13.28   2,161    0.80      (9.66)
    Dreyfus Small Company Stock Subaccount.............    84,950  10.80     917    0.08      (1.55)

    Dreyfus
    Dreyfus Stock Index Subaccount..................... 3,736,835  12.84  47,986    1.15     (12.18)
    Dreyfus Socially Responsible Growth Subaccount.....    29,198   8.26     241    0.08     (22.59)

    Van Eck Worldwide Insurance Trust
    Hard Assets Subaccount.............................     3,747   9.97      37    0.89     (10.34)
    Worldwide Bond Subaccount..........................     7,936   9.90      79    4.51      (5.17)
    Worldwide Emerging Markets Subaccount..............    20,273   5.30     107    0.00      (1.85)

    T. Rowe Price
    Equity Income Subaccount...........................   367,716  12.11   4,451    1.65       1.51
    Prime Reserve Subaccount...........................    26,335  11.53     304    3.86       3.97
    International Stock Subaccount.....................   183,999   8.98   1,653    1.78     (22.25)
    Limited Term Subaccount............................     2,760  11.92      33    5.38       8.46
    New America Growth Subaccount......................    76,446  10.00     764    0.00     (11.82)
    Personal Strategy Balanced Subaccount..............   138,027  11.62   1,604    3.13      (2.35)

    Fidelity Variable Insurance Products Funds
    VIP Growth Subaccount..............................   152,490   8.59   1,310    0.06     (17.64)
    VIP II Contrafund Subaccount.......................   540,827   8.69   4,701    0.62     (12.31)
    VIP III Growth Opportunities Subaccount............    27,752   7.09     197    0.27     (14.37)
    VIP II Asset Manager Subaccount....................   549,214   9.38   5,152    2.41      (4.09)
    VIP III Growth and Income Subaccount............... 1,108,899   8.82   9,776    1.36      (8.70)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                                 For the year ended
                                                         At December 31, 2001    December 31, 2001
                                                        ----------------------- ------------------
                                                                          Net   Investment
                                                                   Unit  Assets   Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)   Ratio*   Return**
------------------------------------------------------- --------- ------ ------ ---------- --------

        The Universal Institutional Funds, Inc.
        Equity Growth Subaccount.......................    52,593 $ 8.04 $  423    0.13%    (15.10)%
        Fixed Income Subaccount........................   397,278  12.19  4,844    4.53       9.33
        Value Subaccount...............................    13,722  12.32    169    1.63       2.07

        Janus Aspen Series
        Aggressive Growth Subaccount...................   373,628   4.65  1,739    0.00     (39.53)
        Flexible Income Subaccount.....................   559,685  11.46  6,413    5.58       7.81
        International Growth Subaccount................   164,542   7.85  1,291    0.67     (23.19)
        Worldwide Growth Subaccount.................... 1,087,638   7.54  8,197    0.73     (22.43)
        Capital Appreciation Subaccount................   199,382   6.36  1,268    1.38     (21.68)
        Strategic Value Subaccount.....................       369   9.26      3    0.23      (7.86)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
  Master

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                                      Strategist
                                              ---------------------------------------------------------
                                                                MONY Series Fund, Inc.
                                              ---------------------------------------------------------
                                                Equity      Equity   Intermediate Long Term
                                                Growth      Income    Term Bond      Bond    Diversified
                                              Subaccount  Subaccount  Subaccount  Subaccount Subaccount
                                              ----------  ---------- ------------ ---------- -----------
                   ASSETS
Shares held in respective Funds..............     56,621     36,539      11,778       4,182      95,148
                                              ==========  =========    ========    ========  ==========
Investments at cost.......................... $1,496,608  $ 789,382    $125,949    $ 52,699  $1,587,617
                                              ==========  =========    ========    ========  ==========
Investments in respective Funds, at net
  asset value................................ $  911,604  $ 597,785    $132,724    $ 55,956  $1,055,188
Amount due from MONY America.................          5          8           0           0          81
Amount due from respective Funds.............         41         69          53           1         229
                                              ----------  ---------    --------    --------  ----------
       Total assets..........................    911,650    597,862     132,777      55,957   1,055,498
                                              ----------  ---------    --------    --------  ----------
                LIABILITIES
Amount due to MONY America...................        311        244          92          18         541
Amount due to respective Funds...............          5          8           0           0          81
                                              ----------  ---------    --------    --------  ----------
       Total liabilities.....................        316        252          92          18         622
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Net assets consist of:
  Contractholders' net payments.............. $   60,675  $(242,926)   $(63,249)   $(75,256) $ (336,155)
  Undistributed net investment income........  1,108,519    757,843     191,481     113,173   1,486,082
  Accumulated net realized gain (loss) on
   investments...............................    327,144    274,290      (2,322)     14,765     437,378
  Net unrealized appreciation (depreciation)
   of investments............................   (585,004)  (191,597)      6,775       3,257    (532,429)
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Number of units outstanding*.................     13,267      9,279       4,569       1,495      21,555
                                              ----------  ---------    --------    --------  ----------
Net asset value per unit outstanding*........ $    68.69  $   64.41    $  29.04    $  37.42  $    48.94
                                              ==========  =========    ========    ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                         Strategist                      MONYEquity Master
                                                   ----------------------  ----------------------------------------------
                                                      MONY
                                                     Series
                                                   Fund, Inc.                          MONY Series Fund, Inc.
                                                   ----------              ----------------------------------------------
                                                     Money                 Intermediate Long Term   Government   Money
                                                     Market                 Term Bond      Bond     Securities   Market
                                                   Subaccount    Total      Subaccount  Subaccount  Subaccount Subaccount
                                                   ---------- -----------  ------------ ----------  ---------- ----------
                     ASSETS
Shares held in respective Funds...................    53,545                   68,590      159,688     105,390  3,516,414
                                                    ========                 ========   ==========  ========== ==========
Investments at cost...............................  $ 53,545  $ 4,105,800    $744,631   $2,046,193  $1,159,343 $3,516,414
                                                    ========  ===========    ========   ==========  ========== ==========
Investments in respective Funds, at net asset
  value...........................................  $ 53,545  $ 2,806,802    $773,006   $2,136,624  $1,207,764 $3,516,414
Amount due from MONY America......................         0           94         324          225         583     11,098
Amount due from respective Funds..................         3          396         952          669         640      1,304
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total assets...............................    53,548    2,807,292     774,282    2,137,518   1,208,987  3,528,816
                                                    --------  -----------    --------   ----------  ---------- ----------
                   LIABILITIES
Amount due to MONY America........................        18        1,224       1,235        1,455       1,088      2,563
Amount due to respective Funds....................         0           94         324          225         583     11,098
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total liabilities..........................        18        1,318       1,559        1,680       1,671     13,661
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Net assets consist of:
  Contractholders' net payments...................  $(34,653) $  (691,564)   $637,239   $1,718,845  $1,001,373 $2,675,525
  Undistributed net investment income.............    88,183    3,745,281     122,024      355,645     131,518    839,630
  Accumulated net realized gain (loss) on
   investments....................................         0    1,051,255     (14,915)     (29,083)     26,004          0
  Net unrealized appreciation (depreciation) of
   investments....................................         0   (1,298,998)     28,375       90,431      48,421          0
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Number of units outstanding*......................     2,507                   52,904      129,500      84,169    262,179
                                                    --------                 --------   ----------  ---------- ----------
Net asset value per unit outstanding*.............  $  21.35                 $  14.61   $    16.49  $    14.34 $    13.41
                                                    ========                 ========   ==========  ========== ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONYEquity Master
------------------------------------------------------------------------------------------

                               Enterprise Accumulation Trust
------------------------------------------------------------------------------------------
              Small Company               International High Yield              Growth and
   Equity         Value       Managed        Growth        Bond       Growth      Income
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount  Subaccount  Subaccount
------------  ------------- ------------  ------------- ----------  ----------  ----------
   2,114,647     1,632,584     4,634,640     2,142,164   1,050,650     560,634     466,873
============   ===========  ============   ===========  ==========  ==========  ==========
$ 59,170,767   $40,437,699  $124,396,553   $14,236,509  $5,074,337  $3,193,854  $2,845,893
============   ===========  ============   ===========  ==========  ==========  ==========
$ 36,667,986   $31,982,313  $ 90,838,950   $ 9,275,571  $4,559,819  $2,920,904  $2,525,782
      15,633        12,361        48,280         3,451         900           0           0
      27,627        22,743        50,993         4,137       1,318           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
  36,711,246    32,017,417    90,938,223     9,283,159   4,562,037   2,920,904   2,525,782
------------   -----------  ------------   -----------  ----------  ----------  ----------
      41,353        34,359        84,375         7,509       2,998       1,077         921
      15,633        12,361        48,280         3,451         900           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
      56,986        46,720       132,655        10,960       3,898       1,077         921
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
$ 37,724,725   $22,543,239  $ 77,311,028   $10,784,811  $4,060,343  $3,421,160  $2,891,346
  23,213,883    16,328,278    67,812,656     2,879,217   1,462,726       5,736       1,935
  (1,781,567)    1,554,566   (20,760,513)      569,109    (450,412)   (234,119)    (48,309)
 (22,502,781)   (8,455,386)  (33,557,603)   (4,960,938)   (514,518)   (272,950)   (320,111)
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
   1,924,485     1,233,590     4,331,427       697,861     301,483     354,433     292,641
------------   -----------  ------------   -----------  ----------  ----------  ----------
$      19.05   $     25.92  $      20.96   $     13.29  $    15.12  $     8.24  $     8.63
============   ===========  ============   ===========  ==========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                        MONYEquity Master
                                                   ----------------------------------------------------------
                                                                  Enterprise Accumulation Trust
                                                   ----------------------------------------------------------
                                                     Capital                 Equity   Multi-Cap  Small Company
                                                   Appreciation  Balanced    Income     Growth      Growth
                                                    Subaccount  Subaccount Subaccount Subaccount  Subaccount
                                                   ------------ ---------- ---------- ---------- -------------
                     ASSETS
Shares held in respective Funds...................     307,420     8,255     18,086     11,301       15,287
                                                    ==========   =======    =======    =======     ========
Investments at cost...............................  $2,146,847   $39,323    $92,850    $94,825     $109,145
                                                    ==========   =======    =======    =======     ========
Investments in respective Funds, at net asset
  value...........................................  $1,749,222   $40,118    $90,791    $95,270     $120,306
Amount due from MONY America......................           0         0          0          0            0
Amount due from respective Funds..................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total assets...............................   1,749,222    40,118     90,791     95,270      120,306
                                                    ----------   -------    -------    -------     --------
                   LIABILITIES
Amount due to MONY America........................         639        14         32         34           43
Amount due to respective Funds....................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total liabilities..........................         639        14         32         34           43
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Net assets consist of:
  Contractholders' net payments...................  $2,202,140   $39,254    $93,060    $96,216     $108,979
  Undistributed net investment income (loss)......      63,633       103        459       (231)       1,297
  Accumulated net realized loss on investments....    (119,565)      (48)      (701)    (1,194)      (1,174)
  Net unrealized appreciation (depreciation) of
   investments....................................    (397,625)      795     (2,059)       445       11,161
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Number of units outstanding*......................     235,606     3,988     10,033     10,617       11,867
                                                    ----------   -------    -------    -------     --------
Net asset value per unit outstanding*.............  $     7.42   $ 10.06    $  9.05    $  8.97     $  10.13
                                                    ==========   =======    =======    =======     ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                                                     Fidelity Variable Insurance
 Enterprise Accumulation Trust                                             Products Funds
-------------------------------                                 ------------------------------------
                                  Dreyfus         Dreyfus                                  VIP III
 Mid-Cap   Worldwide   Emerging    Stock          Socially        VIP II       VIP         Growth
  Growth     Growth   Countries    Index     Responsible Growth Contrafund    Growth    Opportunities
Subaccount Subaccount Subaccount Subaccount      Subaccount     Subaccount  Subaccount   Subaccount
---------- ---------- ---------- ----------  ------------------ ----------  ----------  -------------
   25,033     2,232      22,267     116,971         1,475           91,494      73,024         785
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $189,569   $20,667    $192,423  $4,101,448       $41,067       $2,111,653  $3,255,015     $11,654
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $192,253   $19,910    $211,979  $3,434,271       $39,345       $1,835,374  $2,444,835     $11,856
        0         0           0           0             0                0           0           0
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
  192,253    19,910     211,979   3,434,271        39,345        1,835,374   2,444,835      11,856
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $190,096   $20,860    $194,342  $4,201,367       $41,498       $2,171,477  $3,298,377     $11,738
     (174)      (63)       (511)     83,757           (92)          40,756     136,919         (23)
     (423)     (137)     (1,484)   (184,939)         (354)        (101,249)   (181,186)        (64)
    2,684      (757)     19,556    (667,177)       (1,722)        (276,279)   (810,180)        202
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
   24,674     2,244      22,654     437,449         4,617          223,575     352,343       1,294
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $   7.79   $  8.87    $   9.35  $     7.85       $  8.52       $     8.21  $     6.94     $  9.16
 ========   =======    ========  ==========       =======       ==========  ==========     =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                             MONYEquity Master
                                                       ------------------------------------------------------------
                                                                     Janus Aspen Series
                                                       ----------------------------------------------
                                                       Aggressive              Capital    Worldwide
                                                         Growth    Balanced  Appreciation   Growth
                                                       Subaccount Subaccount  Subaccount  Subaccount      Total
                                                       ---------- ---------- ------------ -----------  ------------
                        ASSETS
Shares held in respective Funds.......................     6,759      5,485      169,695      126,979
                                                        ========   ========  ===========  ===========
Investments at cost...................................  $153,183   $125,178  $ 4,700,692  $ 4,864,545  $279,072,277
                                                        ========   ========  ===========  ===========  ============
Investments in respective Funds, at net asset value...  $148,552   $123,804  $ 3,516,090  $ 3,623,984  $204,103,093
Amount due from MONY America..........................         0          0            0            0        92,855
Amount due from respective Funds......................         0          0            0            0       110,383
                                                        --------   --------  -----------  -----------  ------------
       Total assets...................................   148,552    123,804    3,516,090    3,623,984   204,306,331
                                                        --------   --------  -----------  -----------  ------------
                     LIABILITIES
Amount due to MONY America............................        53         45        1,300        1,317       185,418
Amount due to respective Funds........................         0          0            0            0        92,855
                                                        --------   --------  -----------  -----------  ------------
       Total liabilities..............................        53         45        1,300        1,317       278,273
                                                        --------   --------  -----------  -----------  ------------
Net assets............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                        ========   ========  ===========  ===========  ============
Net assets consist of:
  Contractholders' net payments.......................  $156,072   $124,359  $ 5,064,830  $ 5,403,786  $188,188,085
  Undistributed net investment income (loss)..........      (322)     1,697       44,964      188,856   113,714,273
  Accumulated net realized loss on investments........    (2,620)      (923)    (410,402)    (729,414)  (22,905,116)
  Net unrealized depreciation of investments..........    (4,631)    (1,374)  (1,184,602)  (1,240,561)  (74,969,184)
                                                        --------   --------  -----------  -----------  ------------
Net assets............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                        ========   ========  ===========  ===========  ============
Number of units outstanding*..........................    18,896     12,732      554,001      585,745
                                                        ========   ========  ===========  ===========
Net asset value per unit outstanding*.................  $   7.86   $   9.72  $      6.34  $      6.18
                                                        ========   ========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                      Strategist
                               --------------------------------------------------------
                                                MONY Series Fund, Inc.
                               --------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term
                                 Growth     Income    Term Bond      Bond    Diversified
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount
                               ---------- ---------- ------------ ---------- -----------
Dividend income............... $       0  $  11,092    $ 7,347      $2,943    $  12,822
Distribution from net
  realized gains..............   454,837     64,538          0           0      298,039
Mortality and expense risk
  charges.....................    (6,057)    (3,817)      (816)       (339)      (6,811)
                               ---------  ---------    -------      ------    ---------
Net investment income.........   448,780     71,813      6,531       2,604      304,050
                               ---------  ---------    -------      ------    ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (19,379)      (193)       949         149      (25,016)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (659,196)  (150,969)     2,798         361     (482,236)
                               ---------  ---------    -------      ------    ---------
Net realized and unrealized
  gain (loss) on investments..  (678,575)  (151,162)     3,747         510     (507,252)
                               ---------  ---------    -------      ------    ---------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(229,795) $ (79,349)   $10,278      $3,114    $(203,202)
                               =========  =========    =======      ======    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001



                                     Strategist                      MONYEquity Master
                               ----------------------  --------------------------------------------
                                  MONY
                                 Series
                               Fund, Inc.                         MONY Series Fund, Inc.
                               ----------              --------------------------------------------
                                 Money                 Intermediate Long Term  Government   Money
                                 Market                 Term Bond      Bond    Securities   Market
                               Subaccount    Total      Subaccount  Subaccount Subaccount Subaccount
                               ---------- -----------  ------------ ---------- ---------- ----------
Dividend income...............   $2,149   $    36,353    $39,051     $ 97,696   $48,403    $108,384
Distribution from net
  realized gains..............        0       817,414          0            0         0           0
Mortality and expense risk
  charges.....................     (341)      (18,181)    (6,281)     (15,705)   (8,499)    (22,054)
                                 ------   -----------    -------     --------   -------    --------
Net investment income (loss)..    1,808       835,586     32,770       81,991    39,904      86,330
                                 ------   -----------    -------     --------   -------    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        0       (43,490)    (2,477)      12,648     5,512           0
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................        0    (1,289,242)    24,176       (2,066)   13,862           0
                                 ------   -----------    -------     --------   -------    --------
Net realized and unrealized
  gain (loss) on investments..        0    (1,332,732)    21,699       10,582    19,374           0
                                 ------   -----------    -------     --------   -------    --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $1,808   $  (497,146)   $54,469     $ 92,573   $59,278    $ 86,330
                                 ======   ===========    =======     ========   =======    ========

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------
              Small Company               International High Yield            Growth and   Capital
   Equity         Value       Managed        Growth        Bond      Growth     Income   Appreciation
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount
------------  ------------- ------------  ------------- ---------- ---------- ---------- ------------
$          0   $    78,415  $  2,034,998   $    67,635  $ 384,053  $  12,779  $  21,664   $  10,890
   6,516,362     7,935,810     4,869,095     1,047,641          0          0          0           0
    (280,842)     (232,948)     (710,956)      (76,826)   (32,534)   (20,266)   (17,371)    (12,010)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
   6,235,520     7,781,277     6,193,137     1,038,450    351,519     (7,487)     4,293      (1,120)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
  (5,904,882)     (779,487)  (17,641,880)     (565,419)  (161,320)  (219,632)   (49,721)   (118,939)
  (8,825,778)   (5,674,660)     (733,208)   (4,062,151)    11,116   (203,693)  (268,988)   (221,421)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
 (14,730,660)   (6,454,147)  (18,375,088)   (4,627,570)  (150,204)  (423,325)  (318,709)   (340,360)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
$ (8,495,140)  $ 1,327,130  $(12,181,951)  $(3,589,120) $ 201,315  $(430,812) $(314,416)  $(341,480)
============   ===========  ============   ===========  =========  =========  =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                            MONYEquity Master
                               ---------------------------------------------------------------------------
                                                      Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------

                                                                Multi-Cap    Small Company      Mid-Cap
                                  Balanced     Equity Income      Growth         Growth         Growth
                                 Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                               -------------- --------------- -------------- -------------- ---------------
                               For the period For the period  For the period For the period For the period
                               May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**  June 12, 2001**
                                  through         through        through        through         through
                                December 31,   December 31,    December 31,   December 31,   December 31,
                                    2001           2001            2001           2001           2001
                               -------------- --------------- -------------- -------------- ---------------
Dividend income...............      $180          $   709        $     0        $     0         $    0
Distribution from net
  realized gains..............         0                0              0          1,512              0
Mortality and expense risk
  charges.....................       (77)            (250)          (231)          (215)          (174)
                                    ----          -------        -------        -------         ------
Net investment income (loss)..       103              459           (231)         1,297           (174)
                                    ----          -------        -------        -------         ------

Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................       (48)            (701)        (1,194)        (1,174)          (423)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       795           (2,059)           445         11,161          2,684
                                    ----          -------        -------        -------         ------
Net realized and unrealized
  gain (loss) on investments..       747           (2,760)          (749)         9,987          2,261
                                    ----          -------        -------        -------         ------
Net increase (decrease) in
  net assets resulting from
  operations..................      $850          $(2,301)       $  (980)       $11,284         $2,087
                                    ====          =======        =======        =======         ======

----------
** Commencement of operations

                      See notes to financial statements.

                                            MONYEquity Master
--------------------------------------------------------------------------------------------------------
Enterprise Accumulation Trust                                  Fidelity Variable Insurance Products Funds
-----------------------------                                  -----------------------------------------
                                 Dreyfus         Dreyfus
  Worldwide       Emerging        Stock          Socially         VIP II                  VIP III Growth
    Growth        Countries       Index     Responsible Growth  Contrafund    VIP Growth   Opportunities
  Subaccount     Subaccount     Subaccount      Subaccount      Subaccount    Subaccount    Subaccount
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
For the period For the period                 For the period                              For the period
May 25, 2001** June 08, 2001** For the year  June 08, 2001**   For the year  For the year June 12, 2001**
   through         through        ended          through          ended         ended         through
 December 31,   December 31,   December 31,    December 31,    December 31,  December 31,  December 31,
     2001           2001           2001            2001            2001          2001          2001
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
    $   0          $     0      $  35,028        $    22        $  11,995     $       0        $  0
        0                0         17,988              0           47,977       162,856           0
      (63)            (511)       (23,280)          (114)         (12,985)      (17,773)        (23)
    -----          -------      ---------        -------        ---------     ---------        ----
      (63)            (511)        29,736            (92)          46,987       145,083         (23)
    -----          -------      ---------        -------        ---------     ---------        ----

     (137)          (1,484)      (181,723)          (354)        (100,558)     (188,304)        (64)

     (757)          19,556       (295,886)        (1,722)        (186,008)     (435,811)        202
    -----          -------      ---------        -------        ---------     ---------        ----

     (894)          18,072       (477,609)        (2,076)        (286,566)     (624,115)        138
    -----          -------      ---------        -------        ---------     ---------        ----

    $(957)         $17,561      $(447,873)       $(2,168)       $(239,579)    $(479,032)       $115
    =====          =======      =========        =======        =========     =========        ====

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                          MONYEquity Master
                                --------------------------------------------------------------------
                                                  Janus Aspen Series
                                ------------------------------------------------------
                                  Aggressive                    Capital     Worldwide
                                    Growth        Balanced    Appreciation    Growth
                                  Subaccount     Subaccount    Subaccount   Subaccount     Total
                                -------------- -------------- ------------ ------------ ------------
                                For the period For the period
                                May 04, 2001** May 15, 2001** For the year For the year For the year
                                   through        through        ended        ended        ended
                                 December 31,   December 31,  December 31, December 31, December 31,
                                     2001           2001          2001         2001         2001
                                -------------- -------------- ------------ ------------ ------------
Dividend income................    $     0        $ 2,027      $  46,221   $    18,728  $  3,018,878
Distribution from net
  realized gains...............          0              0              0             0    20,599,241
Mortality and expense risk
  charges......................       (322)          (330)       (26,981)      (27,873)   (1,547,494)
                                   -------        -------      ---------   -----------  ------------
Net investment income (loss)...       (322)         1,697         19,240        (9,145)   22,070,625
                                   -------        -------      ---------   -----------  ------------
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (2,620)          (923)      (399,956)     (694,361)  (26,999,621)
  Net change in unrealized
   depreciation of investments.     (4,631)        (1,374)      (565,108)     (362,689)  (21,764,013)
                                   -------        -------      ---------   -----------  ------------
Net realized and unrealized
  loss on investments..........     (7,251)        (2,297)      (965,064)   (1,057,050)  (48,763,634)
                                   -------        -------      ---------   -----------  ------------
Net decrease in net assets
  resulting from operations....    $(7,573)       $  (600)     $(945,824)  $(1,066,195) $(26,693,009)
                                   =======        =======      =========   ===========  ============

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                           Strategist
                                                ---------------------------------------------------------------
                                                                     MONY Series Fund, Inc.
                                                ---------------------------------------------------------------
                                                        Equity                 Equity           Intermediate
                                                        Growth                 Income             Term Bond
                                                      Subaccount             Subaccount          Subaccount
                                                ----------------------  -------------------  ------------------
                                                   2001        2000       2001       2000      2001      2000
                                                ----------  ----------  ---------  --------  --------  --------
From operations:
 Net investment income......................... $  448,780  $  278,873  $  71,813  $110,293  $  6,531  $  7,821
 Net realized gain (loss) on investments.......    (19,379)     62,141       (193)   17,362       949       984
 Net change in unrealized appreciation
   (depreciation) of investments...............   (659,196)   (456,196)  (150,969)  (95,270)    2,798       855
                                                ----------  ----------  ---------  --------  --------  --------
Net increase (decrease) in net assets resulting
 from operations...............................   (229,795)   (115,182)   (79,349)   32,385    10,278     9,660
                                                ----------  ----------  ---------  --------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units.......     45,184      87,459     25,510    23,251     9,476    10,070
 Net asset value of units redeemed or used to
   meet contract obligations...................    (83,067)   (116,460)   (62,587)  (97,890)  (24,440)  (25,050)
                                                ----------  ----------  ---------  --------  --------  --------
Net decrease from unit transactions............    (37,883)    (29,001)   (37,077)  (74,639)  (14,964)  (14,980)
                                                ----------  ----------  ---------  --------  --------  --------
Net decrease in net assets.....................   (267,678)   (144,183)  (116,426)  (42,254)   (4,686)   (5,320)
Net assets beginning of year...................  1,179,012   1,323,195    714,036   756,290   137,371   142,691
                                                ----------  ----------  ---------  --------  --------  --------
Net assets end of year*........................ $  911,334  $1,179,012  $ 597,610  $714,036  $132,685  $137,371
                                                ==========  ==========  =========  ========  ========  ========
Unit transactions:
Units outstanding beginning of year............     13,765      14,055      9,808    10,955     5,102     5,687
Units issued during the year...................        593         961        383       344       339       404
Units redeemed during the year.................     (1,091)     (1,251)      (912)   (1,491)     (872)     (989)
                                                ----------  ----------  ---------  --------  --------  --------
Units outstanding end of year..................     13,267      13,765      9,279     9,808     4,569     5,102
                                                ==========  ==========  =========  ========  ========  ========
----------
*  Includes undistributed net investment income
   of:                                          $1,108,519  $  659,739  $ 757,843  $686,030  $191,481  $184,950
                                                ==========  ==========  =========  ========  ========  ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                                    Strategist
                                             ---------------------------------------------------------------
                                                                 MONY Series Fund, Inc.
                                             --------------------------------------------------------------
                                                  Long Term                                     Money
                                                    Bond               Diversified             Market
                                                 Subaccount            Subaccount            Subaccount
                                             ------------------  ----------------------  ------------------
                                               2001      2000       2001        2000       2001      2000
                                             --------  --------  ----------  ----------  --------  --------
From operations:
 Net investment income......................   $2,604  $  3,728  $  304,050  $  238,838  $  1,808  $  3,126
 Net realized gain (loss) on investments....      149      (562)    (25,016)     51,448         0         0
 Net change in unrealized appreciation
   (depreciation) of investments............      361     4,426    (482,236)   (388,928)        0         0
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations..................    3,114     7,592    (203,202)    (98,642)    1,808     3,126
                                             --------  --------  ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units....    4,077     3,382      63,089      68,495     6,856    11,536
 Net asset value of units redeemed or used
   to meet contract obligations.............   (7,311)  (12,960)    (90,216)   (163,534)  (15,608)  (15,285)
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions...............................   (3,234)   (9,578)    (27,127)    (95,039)   (8,752)   (3,749)
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets.......     (120)   (1,986)   (230,329)   (193,681)   (6,944)     (623)
Net assets beginning of year................   56,059    58,045   1,285,205   1,478,886    60,474    61,097
                                             --------  --------  ----------  ----------  --------  --------
Net assets end of year*..................... $ 55,939  $ 56,059  $1,054,876  $1,285,205  $ 53,530  $ 60,474
                                             ========  ========  ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year.........    1,583     1,884      22,078      23,596     2,923     3,115
Units issued during the year................      112       104       1,204       1,124       325       571
Units redeemed during the year..............     (200)     (405)     (1,727)     (2,642)     (741)     (763)
                                             --------  --------  ----------  ----------  --------  --------
Units outstanding end of year...............    1,495     1,583      21,555      22,078     2,507     2,923
                                             ========  ========  ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                $113,173  $110,569  $1,486,082  $1,182,032  $ 88,183  $ 86,375
                                             ========  ========  ==========  ==========  ========  ========






                                                      Total
                                             -----------------------
                                                2001         2000
                                             -----------  ----------
From operations:
 Net investment income...................... $   835,586  $  642,679
 Net realized gain (loss) on investments....     (43,490)    131,373
 Net change in unrealized appreciation
   (depreciation) of investments............  (1,289,242)   (935,113)
                                             -----------  ----------
Net increase (decrease) in net assets
 resulting from operations..................    (497,146)   (161,061)
                                             -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units....     154,192     204,193
 Net asset value of units redeemed or used
   to meet contract obligations.............    (283,229)   (431,179)
                                             -----------  ----------
Net increase (decrease) from unit
 transactions...............................    (129,037)   (226,986)
                                             -----------  ----------
Net increase (decrease) in net assets.......    (626,183)   (388,047)
Net assets beginning of year................   3,432,157   3,820,204
                                             -----------  ----------
Net assets end of year*..................... $ 2,805,974  $3,432,157
                                             ===========  ==========
Unit transactions:
Units outstanding beginning of year.........
Units issued during the year................
Units redeemed during the year..............

Units outstanding end of year...............

----------
*  Includes undistributed net investment
   income of:                                $ 3,745,281  $2,909,695
                                             ===========  ==========

                      See notes to financial statements.

                                      MONYEquity Master
---------------------------------------------------------------------------------------------
                                    MONY Series Fund, Inc.
---------------------------------------------------------------------------------------------
  Intermediate Term          Long Term              Government                 Money
        Bond                   Bond                 Securities                Market
     Subaccount             Subaccount              Subaccount              Subaccount
--------------------  ----------------------  ---------------------  ------------------------
  2001       2000        2001        2000        2001       2000        2001         2000
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$  32,770  $  38,598  $   81,991  $  101,459  $   39,904  $  43,374  $    86,330  $   191,190
   (2,477)   (14,832)     12,648     (87,265)      5,512     (3,035)           0            0
   24,176     27,415      (2,066)    217,746      13,862     38,692            0            0
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   54,469     51,181      92,573     231,940      59,278     79,031       86,330      191,190
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  616,463    193,043   1,119,177     568,073     583,037    257,654    2,344,611    1,294,145
 (683,658)  (238,157)   (877,019)   (578,996)   (427,214)  (318,064)  (1,755,199)  (5,090,099)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (67,195)   (45,114)    242,158     (10,923)    155,823    (60,410)     589,412   (3,795,954)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (12,726)     6,067     334,731     221,017     215,101     18,621      675,742   (3,604,764)
  785,449    779,382   1,801,107   1,580,090     992,215    973,594    2,839,413    6,444,177
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$ 772,723  $ 785,449  $2,135,838  $1,801,107  $1,207,316  $ 992,215  $ 3,515,155  $ 2,839,413
=========  =========  ==========  ==========  ==========  =========  ===========  ===========
   57,926     61,590     115,225     116,016      73,181     78,201      218,192      521,637
   43,667     14,941      69,220      39,711      41,631     20,111      177,298      101,728
  (48,689)   (18,605)    (54,945)    (40,502)    (30,643)   (25,131)    (133,311)    (405,173)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   52,904     57,926     129,500     115,225      84,169     73,181      262,179      218,192
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

$ 122,024  $  89,254  $  355,645  $  273,654  $  131,518  $  91,614  $   839,630  $   753,300
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                              MONYEquity Master
                               -------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               -------------------------------------------------------------------------------
                                                                Small Company
                                         Equity                     Value                     Managed
                                       Subaccount                Subaccount                 Subaccount
                               -------------------------  ------------------------  --------------------------

                                 For the      For the       For the      For the      For the       For the
                                year ended   year ended    year ended   year ended   year ended    year ended
                               December 31, December 31,  December 31, December 31, December 31,  December 31,
                                   2001         2000          2001         2000         2001          2000
                               ------------ ------------  ------------ ------------ ------------  ------------
From operations:
 Net investment income (loss). $ 6,235,520  $ 12,349,729  $ 7,781,277  $ 5,355,062  $  6,193,137  $ 34,527,172
 Net realized gain (loss) on
   investments................  (5,904,882)    1,063,605     (779,487)     537,360   (17,641,880)  (12,834,329)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (8,825,778)  (16,165,777)  (5,674,660)  (5,340,803)     (733,208)  (21,071,846)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets resulting from
 operations...................  (8,495,140)   (2,752,443)   1,327,130      551,619   (12,181,951)      620,997
                               -----------  ------------  -----------  -----------  ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   9,120,670    15,842,887    6,225,860    9,299,035    18,104,797    24,790,165
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (7,516,644)  (12,496,872)  (5,338,349)  (7,796,451)  (18,051,765)  (35,903,892)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) from
 unit transactions............   1,604,026     3,346,015      887,511    1,502,584        53,032   (11,113,727)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets...................  (6,891,114)      593,572    2,214,641    2,054,203   (12,128,919)  (10,492,730)
Net assets beginning of period  43,545,374    42,951,802   29,756,056   27,701,853   102,934,487   113,427,217
                               -----------  ------------  -----------  -----------  ------------  ------------
Net assets end of period*..... $36,654,260  $ 43,545,374  $31,970,697  $29,756,056  $ 90,805,568  $102,934,487
                               ===========  ============  ===========  ===========  ============  ============
Unit transactions:
Units outstanding beginning
 of period....................   1,841,869     1,709,190    1,198,930    1,135,497     4,328,542     4,803,230
Units issued during the period     469,871       581,314      246,311      381,367       838,678     1,077,541
Units redeemed during the
 period.......................    (387,255)     (448,635)    (211,651)    (317,934)     (835,793)   (1,552,229)
                               -----------  ------------  -----------  -----------  ------------  ------------
Units outstanding end of
 period.......................   1,924,485     1,841,869    1,233,590    1,198,930     4,331,427     4,328,542
                               ===========  ============  ===========  ===========  ============  ============
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $23,213,883  $ 16,978,363  $16,328,278  $ 8,547,001  $ 67,812,656  $ 61,619,519
                               ===========  ============  ===========  ===========  ============  ============

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
      International              High Yield                                             Growth and
         Growth                     Bond                      Growth                      Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
  For the      For the      For the      For the      For the    May 02, 2000**   For the    May 03, 2000**
 year ended   year ended   year ended   year ended   year ended     through      year ended     through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
$ 1,038,450  $ 1,186,996   $  351,519  $   356,375   $   (7,487)   $   13,223    $    4,293    $   (2,358)
   (565,419)     684,180     (161,320)    (239,852)    (219,632)      (14,487)      (49,721)        1,412
 (4,062,151)  (4,599,567)      11,116     (247,425)    (203,693)      (69,257)     (268,988)      (51,123)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,589,120)  (2,728,391)     201,315     (130,902)    (430,812)      (70,521)     (314,416)      (52,069)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
  2,492,352    5,052,941    1,225,691    1,151,968    1,276,711     3,117,826     1,146,214     2,184,853
 (2,356,358)  (3,526,808)    (802,842)  (1,219,321)    (834,101)     (139,276)     (340,977)      (98,744)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    135,994    1,526,133      422,849      (67,353)     442,610     2,978,550       805,237     2,086,109
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,453,126)  (1,202,258)     624,164     (198,255)      11,798     2,908,029       490,821     2,034,040
 12,725,325   13,927,583    3,933,975    4,132,230    2,908,029             0     2,034,040             0
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
$ 9,272,199  $12,725,325   $4,558,139  $ 3,933,975   $2,919,827    $2,908,029    $2,524,861    $2,034,040
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========
    685,895      616,656      273,467      277,914      306,296             0       206,162             0
    170,269      246,790       81,541       78,252      152,167       321,154       124,767       215,920
   (158,303)    (177,551)     (53,525)     (82,699)    (104,030)      (14,858)      (38,288)       (9,758)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    697,861      685,895      301,483      273,467      354,433       306,296       292,641       206,162
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

$ 2,879,217  $ 1,840,767   $1,462,726  $ 1,111,207   $    5,736    $   13,223    $    1,935    $   (2,358)
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                  MONYEquity Master
                               ---------------------------------------------------------------------------------------
                                                            Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------------------
                                         Capital                                            Multi-Cap    Small Company
                                      Appreciation            Balanced     Equity Income      Growth         Growth
                                       Subaccount            Subaccount     Subaccount      Subaccount     Subaccount
                               --------------------------  -------------- --------------- -------------- --------------
                                            For the period For the period For the period  For the period For the period
                               For the year May 03, 2000** May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**
                                  ended        through        through         through        through        through
                               December 31,  December 31,   December 31,   December 31,    December 31,   December 31,
                                   2001          2000           2001           2001            2001           2001
                               ------------ -------------- -------------- --------------- -------------- --------------
From operations:
 Net investment income (loss).  $   (1,120)       64,753      $   103         $   459        $   (231)      $  1,297
 Net realized loss
   on investments.............    (118,939)         (626)         (48)           (701)         (1,194)        (1,174)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (221,421)     (176,204)         795          (2,059)            445         11,161
                                ----------    ----------      -------         -------        --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................    (341,480)     (112,077)         850          (2,301)           (980)        11,284
                                ----------    ----------      -------         -------        --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     765,167     1,865,727       40,168          98,517         125,451        113,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (333,295)      (95,459)        (914)         (5,457)        (29,235)        (4,805)
                                ----------    ----------      -------         -------        --------       --------
Net increase from unit
 transactions.................     431,872     1,770,268       39,254          93,060          96,216        108,979
                                ----------    ----------      -------         -------        --------       --------
Net increase in net assets....      90,392     1,658,191       40,104          90,759          95,236        120,263
Net assets beginning of period   1,658,191             0            0               0               0              0
                                ----------    ----------      -------         -------        --------       --------
Net assets end of period*.....  $1,748,583    $1,658,191      $40,104         $90,759        $ 95,236       $120,263
                                ==========    ==========      =======         =======        ========       ========
Unit transactions:
Units outstanding beginning
 of period....................     179,274             0            0               0               0              0
Units issued during the period      99,878       189,063        4,081          10,644          13,659         12,390
Units redeemed during the
 period.......................     (43,546)       (9,789)         (93)           (611)         (3,042)          (523)
                                ----------    ----------      -------         -------        --------       --------
Units outstanding end of
 period.......................     235,606       179,274        3,988          10,033          10,617         11,867
                                ==========    ==========      =======         =======        ========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   63,633    $   64,753      $   103         $   459        $   (231)      $  1,297
                                ==========    ==========      =======         =======        ========       ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONYEquity Master
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Fidelity Variable
        Enterprise Accumulation Trust                                                         Insurance Products Funds
---------------------------------------------                                                --------------------------
    Mid-Cap       Worldwide       Emerging               Dreyfus           Dreyfus Socially            VIP II
    Growth          Growth        Countries            Stock Index            Responsible            Contrafund
  Subaccount      Subaccount     Subaccount            Subaccount          Growth Subaccount         Subaccount
--------------- -------------- --------------- --------------------------  ----------------- --------------------------
For the period  For the period For the period               For the period  For the period                For the period
June 12, 2001** May 25, 2001** June 08, 2001** For the year May 02, 2000**  June 08, 2001**  For the year May 03, 2000**
    through        through         through        ended        through          through         ended        through
 December 31,    December 31,   December 31,   December 31,  December 31,    December 31,    December 31,  December 31,
     2001            2001           2001           2001          2000            2001            2001          2000
--------------- -------------- --------------- ------------ -------------- ----------------- ------------ --------------
   $   (174)       $   (63)       $   (511)     $   29,736    $   54,021        $   (92)      $   46,987    $   (6,231)
       (423)          (137)         (1,484)       (181,723)       (3,216)          (354)        (100,558)         (691)
      2,684           (757)         19,556        (295,886)     (371,291)        (1,722)        (186,008)      (90,271)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
      2,087           (957)         17,561        (447,873)     (320,486)        (2,168)        (239,579)      (97,193)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    191,447         21,707         208,603       1,420,108     3,556,359         43,186          687,616     2,014,867
     (1,351)          (847)        (14,261)       (644,848)     (130,252)        (1,688)        (442,654)      (88,352)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    190,096         20,860         194,342         775,260     3,426,107         41,498          244,962     1,926,515
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    192,183         19,903         211,903         327,387         3,106         39,330            5,383     1,829,322
          0              0               0       3,105,621             0              0        1,829,322             0
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
   $192,183        $19,903        $211,903      $3,433,008    $3,105,621        $39,330       $1,834,705    $1,829,322
   ========        =======        ========      ==========    ==========        =======       ==========    ==========
          0              0               0         344,819             0              0          193,843             0
     24,855          2,340          24,354         172,477       358,347          4,816           81,780       202,874
       (181)           (96)         (1,700)        (79,847)      (13,528)          (199)         (52,048)       (9,031)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
     24,674          2,244          22,654         437,449       344,819          4,617          223,575       193,843
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

   $   (174)       $   (63)       $   (511)     $   83,757    $   54,021        $   (92)      $   40,756    $   (6,231)
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                             MONYEquity Master
                                                ------------------------------------------
                                                Fidelity Variable Insurance Products Funds
                                                ------------------------------------------
                                                                                VIP III
                                                            VIP                 Growth
                                                          Growth             Opportunities
                                                        Subaccount            Subaccount
                                                --------------------------  ---------------
                                                             For the period For the period
                                                  For the    May 02, 2000** June 12, 2001**
                                                 year ended     through         through
                                                December 31,  December 31,   December 31,
                                                    2001          2000           2001
                                                ------------ -------------- ---------------
From operations:
 Net investment income (loss)..................  $  145,083    $   (8,164)      $   (23)
 Net realized gain (loss) on investments.......    (188,304)        7,118           (64)
 Net change in unrealized appreciation
   (depreciation) of investments...............    (435,811)     (374,369)          202
                                                 ----------    ----------       -------
Net increase (decrease) in net assets resulting
 from operations...............................    (479,032)     (375,415)          115
                                                 ----------    ----------       -------
From unit transactions:
 Net proceeds from the issuance of units.......     845,967     2,978,923        12,101
 Net asset value of units redeemed or used to
   meet contract obligations...................    (410,619)     (115,894)         (363)
                                                 ----------    ----------       -------
Net increase from unit transactions............     435,348     2,863,029        11,738
                                                 ----------    ----------       -------
Net increase (decrease) in net assets..........     (43,684)    2,487,614        11,853
Net assets beginning of period.................   2,487,614             0             0
                                                 ----------    ----------       -------
Net assets end of period*......................  $2,443,930    $2,487,614       $11,853
                                                 ==========    ==========       =======
Unit transactions:
Units outstanding beginning of period..........     292,731             0             0
Units issued during the period.................     115,727       304,936         1,335
Units redeemed during the period...............     (56,115)      (12,205)          (41)
                                                 ----------    ----------       -------
Units outstanding end of period................     352,343       292,731         1,294
                                                 ==========    ==========       =======
----------
*  Includes undistributed net investment income
   (loss) of:                                    $  136,919    $   (8,164)      $   (23)
                                                 ==========    ==========       =======

** Commencement of operations

                      See notes to financial statements.

                                                MONYEquity Master
----------------------------------------------------------------------------------------------------------------
                                 Janus Aspen Series
------------------------------------------------------------------------------------
  Aggressive                            Capital                    Worldwide
    Growth        Balanced           Appreciation                   Growth
  Subaccount     Subaccount           Subaccount                  Subaccount                     Total
-------------- -------------- --------------------------  --------------------------  --------------------------
For the period For the period              For the period              For the period
May 04, 2001** May 15, 2001** For the year May 03, 2000**   For the    May 02, 2000** For the year  For the year
   through        through        ended        through      year ended     through        ended         ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2001           2001          2001          2000          2001          2000          2001          2000
-------------- -------------- ------------ -------------- ------------ -------------- ------------  ------------
   $   (322)      $  1,697     $   19,240    $   25,724   $    (9,145)   $  198,001   $ 22,070,625  $ 54,488,924
     (2,620)          (923)      (399,956)      (10,446)     (694,361)      (35,053)   (26,999,621)  (10,950,157)
     (4,631)        (1,374)      (565,108)     (619,494)     (362,689)     (877,872)   (21,764,013)  (49,771,446)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
     (7,573)          (600)      (945,824)     (604,216)   (1,066,195)     (714,924)   (26,693,009)   (6,232,679)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    172,663        135,693      1,605,463     4,552,775     1,744,184     5,001,735     52,487,408    83,722,976
    (16,591)       (11,334)      (835,613)     (257,795)   (1,097,526)     (244,607)   (42,835,527)  (68,339,039)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    156,072        124,359        769,850     4,294,980       646,658     4,757,128      9,651,881    15,383,937
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    148,499        123,759       (175,974)    3,690,764      (419,537)    4,042,204    (17,041,128)    9,151,258
          0              0      3,690,764             0     4,042,204             0    221,069,186   211,917,928
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
   $148,499       $123,759     $3,514,790    $3,690,764   $ 3,622,667    $4,042,204   $204,028,058  $221,069,186
   ========       ========     ==========    ==========   ===========    ==========   ============  ============
          0              0        452,008             0       502,843             0
     20,826         13,920        228,081       479,644       249,907       529,466
     (1,930)        (1,188)      (126,088)      (27,636)     (167,005)      (26,623)
   --------       --------     ----------    ----------   -----------    ----------
     18,896         12,732        554,001       452,008       585,745       502,843
   ========       ========     ==========    ==========   ===========    ==========

   $   (322)      $  1,697     $   44,964    $   25,724   $   188,856    $  198,001   $113,714,273  $ 91,643,648
   ========       ========     ==========    ==========   ===========    ==========   ============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and twenty-eight MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 through 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for the period ended December 31, 2001 aggregated $27,773,413.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $21,031 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   Strategist Subaccounts                         Reinvestments)  Redeemed
   ----------------------                         -------------- -----------
   MONY Series Fund, Inc.
   Equity Growth Portfolio.......................  $    46,578   $    90,517
   Equity Income Portfolio.......................       27,862        68,741
   Intermediate Term Bond Portfolio..............       10,725        26,497
   Long Term Bond Portfolio......................        4,077         7,646
   Diversified Portfolio.........................       64,671        98,594
   Money Market Portfolio........................        7,450        16,542

   MONYEquity Master Subaccounts
   -----------------------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............      623,771       697,189
   Long Term Bond Portfolio......................    1,151,574       924,856
   Government Securities Portfolio...............      593,450       445,964
   Money Market Portfolio........................    2,585,670     2,017,864
   Enterprise Accumulation Trust
   Equity Portfolio..............................    9,347,608     8,023,124
   Small Company Value Portfolio.................    6,361,831     5,703,967
   Managed Portfolio.............................   18,600,336    19,253,934
   International Growth Portfolio................    2,595,668     2,536,709
   High Yield Bond Portfolio.....................    1,273,280       882,418
   Growth Portfolio..............................    1,323,165       900,552
   Growth and Income Portfolio...................    1,162,562       374,349
   Capital Appreciation Portfolio................      801,945       381,906
   Balanced Portfolio............................       50,553        11,362
   Equity Income Portfolio.......................      100,059         7,217
   Multi-Cap Growth Portfolio....................      127,030        31,011
   Small Company Growth Portfolio................      116,226         7,419
   Mid-Cap Growth Portfolio......................      191,540         1,548
   Worldwide Growth Portfolio....................       22,015         1,211
   Emerging Countries Portfolio..................      208,470        14,563
   Dreyfus
   Dreyfus Stock Index Fund......................    1,436,711       684,350
   Dreyfus Socially Responsible Growth Fund, Inc.       45,662         4,263

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
      MONYEquity Master Subaccounts             Reinvestments)  Redeemed
      -----------------------------             -------------- -----------
      FidelityVariable Insurance Products Funds
      VIP II Contrafund Portfolio..............   $  710,759   $  478,626
      VIP Growth Portfolio.....................      865,604      447,831
      VIP III Growth Opportunities Portfolio...       12,211          493
      Janus Aspen Series
      Aggressive Growth Portfolio..............      172,479       16,676
      Balanced Portfolio.......................      140,858       16,784
      Capital Appreciation Portfolio...........    1,659,284      916,172
      Worldwide Growth Portfolio...............    1,787,343    1,168,401

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                         At December 31, 2001       For the period ended December 31, 2001
                                                   -------------------------------- ------------------------------------
                                                                                    Investment
                                                                         Net Assets   Income                       Total
Strategist Subaccounts                               Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------                             --------- ----------- ---------- ----------   --------------- ---------
MONY Series Fund, Inc.
Equity Growth Subaccount..........................    13,267   $68.69     $   911      0.00%          0.60%       (19.81)%
Equity Income Subaccount..........................     9,279    64.41         598      1.74           0.60        (11.52)
Intermediate Term Bond Subaccount.................     4,569    29.04         133      5.40           0.60          7.88
Long Term Bond Subaccount.........................     1,495    37.42          56      5.21           0.60          5.68
Diversified Subaccount............................    21,555    48.94       1,055      1.13           0.60        (15.93)
Money Market Subaccount...........................     2,507    21.35          54      3.78           0.60          3.19

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.................    52,904    14.61         773      4.66           0.75          7.74
Long Term Bond Subaccount.........................   129,500    16.49       2,136      4.67           0.75          5.50
Government Securities Subaccount..................    84,169    14.34       1,207      4.27           0.75          5.75
Money Market Subaccount...........................   262,179    13.41       3,515      3.69           0.75          3.07
Enterprise Accumulation Trust
Equity Subaccount................................. 1,924,485    19.05      36,654      0.00           0.75        (19.42)
Small Company Value Subaccount.................... 1,233,590    25.92      31,971      0.25           0.75          4.43
Managed Subaccount................................ 4,331,427    20.96      90,806      2.15           0.75        (11.86)
International Growth Subaccount...................   697,861    13.29       9,272      0.66           0.75        (28.36)
High Yield Bond Subaccount........................   301,483    15.12       4,558      8.85           0.75          5.07
Growth Subaccount.................................   354,433     8.24       2,920      0.47           0.75        (13.17)
Growth and Income Subaccount......................   292,641     8.63       2,525      0.94           0.75        (12.56)
Capital Appreciation Subaccount...................   235,606     7.42       1,749      0.68           0.75        (19.78)
Balanced Subaccount (1)...........................     3,988    10.06          40      1.75(^)        0.75(^)      (0.60)
Equity Income Subaccount (2)......................    10,033     9.05          91      2.13(^)        0.75(^)      (9.50)
Multi-Cap Growth Subaccount (3)...................    10,617     8.97          95      0.00(^)        0.75(^)     (10.30)
Small Company Growth Subaccount (4)...............    11,867    10.13         120      0.00(^)        0.75(^)       1.30
Mid-Cap Growth Subaccount (5).....................    24,674     7.79         192      0.00(^)        0.75(^)     (22.10)
Worldwide Growth Subaccount (6)...................     2,244     8.87          20      0.00(^)        0.75(^)     (11.30)
Emerging Countries Subaccount (7).................    22,654     9.35         212      0.00(^)        0.75(^)      (6.50)
Dreyfus
Dreyfus Stock Index Subaccount....................   437,449     7.85       3,433      1.13           0.75        (12.87)
Dreyfus Socially Responsible Growth Subaccount (7)     4,617     8.52          39      0.14(^)        0.75(^)     (14.80)
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount......................   223,575     8.21       1,835      0.69           0.75        (13.03)
VIP Growth Subaccount.............................   352,343     6.94       2,444      0.00           0.75        (18.35)
VIP III Growth Opportunities Subaccount (5).......     1,294     9.16          12      0.00(^)        0.75(^)      (8.40)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                      At December 31, 2001      For the period ended December 31, 2001
                                 ------------------------------ -----------------------------------
                                                                Investment
                                                     Net Assets   Income                       Total
MONYEquity Master Subaccounts     Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-----------------------------    ------- ----------- ---------- ----------   --------------- ---------
Janus Aspen Series
Aggressive Growth Subaccount (8)  18,896    $7.86      $  148      0.00%(^)       0.75%(^)    (21.40)%
Balanced Subaccount (9).........  12,732     9.72         124      4.61(^)        0.75(^)      (2.80)
Capital Appreciation Subaccount. 554,001     6.34       3,515      1.28           0.75        (22.40)
Worldwide Growth Subaccount..... 585,745     6.18       3,623      0.50           0.75        (23.13)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 7, 2001 (commencement of operations) through December 31, 2001.
(2)For the period June 6, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 2, 2001 (commencement of operations) through December 31, 2001.
(4)For the period May 5, 2001 (commencement of operations) through December 31, 2001.
(5)For the period June 12, 2001 (commencement of operations) through December 31, 2001.
(6)For the period May 25, 2001 (commencement of operations) through December 31, 2001.
(7)For the period June 8, 2001 (commencement of operations) through December 31, 2001.
(8)For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(9)For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L

   In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                            ASSETS
                 Investments at cost........... $ 660,184,384
                                                =============
                 Investments in Funds, at net
                   asset value................. $ 557,537,460
                 Amounts due from MONY America.     1,446,879
                 Amounts due from Funds........       372,519
                                                -------------
                        Total assets...........   559,356,858
                                                -------------
                          LIABILITIES
                 Amounts due to MONY America...       471,979
                 Amounts due to Funds..........     1,446,879
                                                -------------
                        Total liabilities......     1,918,858
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============
                 Net assets consist of:
                   Contractholders' net
                    payments................... $ 555,736,455
                   Undistributed net
                    investment income..........   150,741,522
                   Accumulated net realized
                    loss on investments........   (46,393,053)
                   Net unrealized depreciation
                    of investments.............  (102,646,924)
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                 Dividend income................ $ 10,946,427
                 Distributions from net
                   realized gains...............   27,934,674
                 Mortality and expense risk
                   charges......................   (1,952,317)
                                                 ------------
                 Net investment income..........   36,928,784
                                                 ------------
                 Realized and unrealized loss
                   on investments:
                   Net realized loss on
                    investments.................  (51,486,293)
                   Net change in unrealized
                    depreciation of investments.  (31,488,999)
                                                 ------------
                 Net realized and unrealized
                   loss on investments..........  (82,975,292)
                                                 ------------
                 Net decrease in net assets
                   resulting from operations.... $(46,046,508)
                                                 ============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                                           2001           2000
                                                                                       -------------  -------------
From operations:
 Net investment income................................................................ $  36,928,784  $  69,158,013
 Net realized loss on investments.....................................................   (51,486,293)   (11,516,518)
 Net change in unrealized depreciation of investments.................................   (31,488,999)   (71,965,930)
                                                                                       -------------  -------------
Net decrease in net assets resulting from operations..................................   (46,046,508)   (14,324,435)
                                                                                       -------------  -------------
From unit transactions:
 Net proceeds from the issuance of units of subaccounts...............................   283,051,735    306,142,781
 Net asset value of units redeemed or used to meet contract obligations of subaccounts  (154,723,870)  (170,120,288)
                                                                                       -------------  -------------
Net increase from unit transactions of subaccounts....................................   128,327,865    136,022,493
                                                                                       -------------  -------------
Net increase in net assets............................................................    82,281,357    121,698,058
Net assets beginning of year..........................................................   475,156,643    353,458,585
                                                                                       -------------  -------------
Net assets end of year*............................................................... $ 557,438,000  $ 475,156,643
                                                                                       =============  =============
----------
*Includes undistributed net investment income of:..................................... $ 150,741,522  $ 113,812,738
                                                                                       =============  =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, and MONY Custom Estate Master), and Corporate Sponsored Variable Universal Life Insurance policies (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts, thirty-eight Corporate Sponsored Universal Life subaccounts, and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Janus Aspen Series, the Van Eck Worldwide Insurance Trust, T. Rowe Price, or the Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.
  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $59,818,640.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account, other than the subaccounts of Corporate Sponsored Variable Universal Life Insurance policies. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $191,930 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                 MONY Series Fund, Inc.
                 Intermediate Term Bond Subaccount $  6,704,577
                 Long Term Bond Subaccount........   37,587,120
                 Government Securities Subaccount.    6,283,535
                 Money Market Subaccount..........   44,176,192
                 Equity Growth Subaccount.........      911,334
                 Equity Income Subaccount.........      597,610
                 Diversified Subaccount...........    1,054,876

                 Enterprise Accumulation Trust
                 Equity Subaccount................   48,928,933
                 Small Company Value Subaccount...   43,036,297
                 Managed Subaccount...............  101,627,509

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


          International Growth Subaccount............... $ 12,354,482
          High Yield Bond Subaccount....................   34,444,644
          Growth Subaccount.............................   26,999,192
          Growth and Income Subaccount..................   11,971,538
          Small Company Growth Subaccount...............    6,701,542
          Equity Income Subaccount......................    2,959,239
          Capital Appreciation Subaccount...............    6,539,831
          Multi-Cap Growth Subaccount...................    6,993,186
          Balanced Subaccount...........................      773,409
          Worldwide Growth Subaccount...................       92,464
          Emerging Countries Subaccount.................      348,908
          Mid-Cap Growth Subaccount.....................      472,234

          Dreyfus Variable Investment Fund
          Appreciation Subaccount.......................    2,160,800
          Small Company Stock Subaccount................      917,260

          Dreyfus
          Dreyfus Stock Index Subaccount................   58,420,198
          Dreyfus Socially Responsible Growth Subaccount    1,160,023

          Van Eck Worldwide Insurance Trust
          Hard Assets Subaccount........................       37,372
          Worldwide Bond Subaccount.....................       78,586
          Worldwide Emerging Markets Subaccount.........      107,487

          T. Rowe Price
          Equity Income Subaccount......................    4,451,206
          Prime Reserve Subaccount......................      303,689
          International Stock Subaccount................    1,652,973
          Limited Term Subaccount.......................       32,901
          New America Growth Subaccount.................      764,189
          Personal Strategy Balanced Subaccount.........    1,603,550

          Fidelity Variable Insurance Products Funds
          VIP Growth Subaccount.........................    7,913,688
          VIP II Contrafund Subaccount..................   10,474,803
          VIP III Growth Opportunities Subaccount.......    1,214,912
          VIP II Asset Manager Subaccount...............    5,151,654
          VIP III Growth and Income Subaccount..........    9,775,691

          The Universal Institutional Funds, Inc.
          Equity Growth Subaccount......................      422,652
          Fixed Income Subaccount.......................    4,843,658
          Value Subaccount..............................      169,094

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



           Janus Aspen Series
           Aggressive Growth Subaccount................. $  7,073,317
           Balanced Subaccount..........................    3,541,355
           Capital Appreciation Subaccount..............    8,609,555
           Flexible Income Subaccount...................    6,412,592
           International Growth Subaccount..............    1,291,140
           Worldwide Growth Subaccount..................   17,291,581
           Strategic Value Subaccount...................        3,422
                                                         ------------
           Total Net Assets--Combined Variable Account L $557,438,000
                                                         ============

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $327,037,206 and $200,604,360, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                                     MONY Custom Estate Master
                                                           ---------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           ---------------------------------------------
                                                           Intermediate Long Term  Government   Money
                                                            Term Bond      Bond    Securities   Market
                                                            Subaccount  Subaccount Subaccount Subaccount
                                                           ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................     13,813      15,947      9,371    687,499
                                                             ========    ========  =========   ========
Investments at cost.......................................   $146,463    $198,147   $101,286   $687,499
                                                             ========    ========  =========   ========
Investments in respective Funds, at net asset value.......   $151,533    $211,613   $105,802   $687,499
Amount due from MONY America..............................      2,888           0         91          0
Amount due from respective Funds..........................          0          24         11          0
                                                             --------    --------  ---------   --------
       Total assets.......................................    154,421     211,637    105,904    687,499
                                                             --------    --------  ---------   --------
                       LIABILITIES
Amount due to MONY America................................         20          52         25         88
Amount due to respective Funds............................      2,888           0         91          0
                                                             --------    --------  ---------   --------
       Total liabilities..................................      2,908          52        116         88
                                                             --------    --------  ---------   --------
Net assets................................................   $151,513    $211,585   $105,788   $687,411
                                                             ========    ========  =========   ========
Net assets consist of:
 Contractholders' net payments............................   $141,747    $191,241   $ 98,130   $654,184
 Undistributed net investment income (loss)...............     11,584      15,814      3,765     33,227
 Accumulated net realized gain (loss) on investments......     (6,888)     (8,936)      (623)         0
 Net unrealized appreciation (depreciation) of investments      5,070      13,466      4,516          0
                                                             --------    --------  ---------   --------
Net assets................................................   $151,513    $211,585   $105,788   $687,411
                                                             ========    ========  =========   ========
Number of units outstanding*..............................     13,970      19,459      9,616     62,215
                                                             --------    --------  ---------   --------
Net asset value per unit outstanding*.....................   $  10.85    $  10.87  $   11.00   $  11.05
                                                             ========    ========  =========   ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                     MONY Custom Estate Master
---------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------
           Small Company             International High Yield             Growth and  Small Company
  Equity       Value      Managed       Growth        Bond      Growth      Income       Growth
Subaccount  Subaccount   Subaccount   Subaccount   Subaccount Subaccount  Subaccount   Subaccount
---------- ------------- ----------  ------------- ---------- ----------  ----------  -------------
   18,757      18,789        46,396      133,263      49,711     397,018     163,276      58,649
=========    ========    ==========   ==========    ========  ==========  ==========    ========
$ 658,053    $546,160    $1,341,031   $1,106,530    $237,842  $2,435,064  $1,005,809    $510,272
=========    ========    ==========   ==========    ========  ==========  ==========    ========
$ 523,685    $492,074    $1,122,307   $  924,844    $222,703  $2,378,138  $1,012,311    $504,381
    2,083       1,991         3,439        4,362       1,061       8,302       4,675          83
      230          36           110           24          21         476         140          38
---------    --------    ----------   ----------    --------  ----------  ----------    --------
  525,998     494,101     1,125,856      929,230     223,785   2,386,916   1,017,126     504,502
---------    --------    ----------   ----------    --------  ----------  ----------    --------
      298          99           255          144          50         783         272         102
    2,083       1,991         3,439        4,362       1,061       8,302       4,675          83
---------    --------    ----------   ----------    --------  ----------  ----------    --------
    2,381       2,090         3,694        4,506       1,111       9,085       4,947         185
---------    --------    ----------   ----------    --------  ----------  ----------    --------
$ 523,617    $492,011    $1,122,162   $  924,724    $222,674  $2,377,831  $1,012,179    $504,317
=========    ========    ==========   ==========    ========  ==========  ==========    ========
$ 562,832    $457,609    $1,070,844   $1,012,859    $225,863  $2,360,445  $  970,387    $455,924
  125,044      86,098       410,444       87,010      15,380      12,540        (895)      1,691
  (29,891)      2,390      (140,402)       6,541      (3,430)     61,772      36,185      52,593
 (134,368)    (54,086)     (218,724)    (181,686)    (15,139)    (56,926)      6,502      (5,891)
---------    --------    ----------   ----------    --------  ----------  ----------    --------
$ 523,617    $492,011    $1,122,162   $  924,724    $222,674  $2,377,831  $1,012,179    $504,317
=========    ========    ==========   ==========    ========  ==========  ==========    ========
   47,999      39,371       101,675       81,241      22,259     207,436      84,930      31,839
---------    --------    ----------   ----------    --------  ----------  ----------    --------
$   10.91    $  12.50    $    11.04   $    11.38    $  10.00  $    11.46  $    11.92    $  15.84
=========    ========    ==========   ==========    ========  ==========  ==========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                                          MONY Custom Estate Master
                                                           -------------------------------------------------------
                                                                   Enterprise Accumulation Trust
                                                           --------------------------------------------

                                                                                                          Dreyfus
                                                             Equity     Capital     Muti-Cap               Stock
                                                             Income   Appreciation   Growth    Balanced    Index
                                                           Subaccount  Subaccount  Subaccount Subaccount Subaccount
                                                           ---------- ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................   102,773      48,124      36,491     25,713      8,935
                                                            ========    ========    ========   ========   ========
Investments at cost.......................................  $547,096    $370,617    $457,806   $130,937   $332,264
                                                            ========    ========    ========   ========   ========
Investments in respective Funds, at net asset value.......  $584,776    $341,202    $370,385   $132,165   $303,774
Amount due from MONY America..............................     1,787         265       5,453          0      1,866
Amount due from respective Funds..........................        67          47          29          0         19
                                                            --------    --------    --------   --------   --------
       Total assets.......................................   586,630     341,514     375,867    132,165    305,659
                                                            --------    --------    --------   --------   --------
                       LIABILITIES
Amount due to MONY America................................       141          91          77         17         59
Amount due to respective Funds............................     1,787         265       5,453          0      1,866
                                                            --------    --------    --------   --------   --------
       Total liabilities..................................     1,928         356       5,530         17      1,925
                                                            --------    --------    --------   --------   --------
Net assets................................................  $584,702    $341,158    $370,337   $132,148   $303,734
                                                            ========    ========    ========   ========   ========
Net assets consist of:
 Contractholders' net payments............................  $547,537    $333,071    $479,951   $130,361   $317,464
 Undistributed net investment income (loss)...............       362      13,061        (596)       581      6,464
 Accumulated net realized gain (loss) on investments......      (877)     24,441     (21,597)       (22)     8,296
 Net unrealized appreciation (depreciation) of investments    37,680     (29,415)    (87,421)     1,228    (28,490)
                                                            --------    --------    --------   --------   --------
Net assets................................................  $584,702    $341,158    $370,337   $132,148   $303,734
                                                            ========    ========    ========   ========   ========
Number of units outstanding*..............................    52,118      25,495      41,974     12,953     31,383
                                                            --------    --------    --------   --------   --------
Net asset value per unit outstanding*.....................  $  11.22    $  13.38    $   8.82   $  10.20   $   9.68
                                                            ========    ========    ========   ========   ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                     MONY Custom Estate Master
---------------------------------------------------------------------------------------------------
                 Fidelity Variable Insurance Products Funds              Janus Aspen Series
                 -----------------------------------------  --------------------------------------------
  Dreyfus
 Socially                                        VIP III
Responsible         VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Growth           Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount
----------       ----------        ---------- ------------- ---------- ---------- ------------ ----------
      434            4,366             4,636       1,335       10,224     3,079        9,987       7,408
  =======         ========          ========     =======    =========   =======     ========    ========
  $15,787         $214,127          $114,999     $27,042    $ 552,600   $80,182     $331,804    $325,754
  =======         ========          ========     =======    =========   =======     ========    ========
  $14,947         $189,901          $109,736     $23,629    $ 371,141   $74,856     $267,562    $273,957
        0            1,866               970           0          485         0          970       1,866
       24                9                14           0           34         0           42          20
  -------         --------          --------     -------    ---------   -------     --------    --------
   14,971          191,776           110,720      23,629      371,660    74,856      268,574     275,843
  -------         --------          --------     -------    ---------   -------     --------    --------
       26               33                28           3           83        10           77          56
        0            1,866               970           0          485         0          970       1,866
  -------         --------          --------     -------    ---------   -------     --------    --------
       26            1,899               998           3          568        10        1,047       1,922
  -------         --------          --------     -------    ---------   -------     --------    --------
  $14,945         $189,877          $109,722     $23,626    $ 371,092   $74,846     $267,527    $273,921
  =======         ========          ========     =======    =========   =======     ========    ========
  $15,618         $198,002          $115,569     $27,685    $ 554,067   $76,334     $330,109    $316,887
       60           19,299             4,470         488       21,241     5,713        2,210      11,198
      107           (3,198)           (5,054)     (1,134)     (22,757)   (1,875)        (550)     (2,367)
     (840)         (24,226)           (5,263)     (3,413)    (181,459)   (5,326)     (64,242)    (51,797)
  -------         --------          --------     -------    ---------   -------     --------    --------
  $14,945         $189,877          $109,722     $23,626    $ 371,092   $74,846     $267,527    $273,921
  =======         ========          ========     =======    =========   =======     ========    ========
    1,584           19,242            11,133       2,771       47,236     7,358       26,280      28,219
  -------         --------          --------     -------    ---------   -------     --------    --------
  $  9.43         $   9.87          $   9.86     $  8.53    $    7.86   $ 10.17     $  10.18    $   9.71
  =======         ========          ========     =======    =========   =======     ========    ========


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2000

                                                                           MONY Custom Estate Master
                                                     ---------------------------------------------------------------------
                                                                                                   Enterprise Accumulation
                                                                MONY Series Fund, Inc.                      Trust
                                                     --------------------------------------------  -----------------------
                                                     Intermediate Long Term  Government   Money               Small Company
                                                      Term Bond      Bond    Securities   Market     Equity       Value
                                                      Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                                                     ------------ ---------- ---------- ---------- ---------- -------------
Dividend income.....................................   $ 8,535     $11,858     $3,811    $30,107   $   3,096    $    578
Distribution from net realized gains................         0           0          1          0     111,543      74,248
Mortality and expense risk charges..................      (457)       (593)      (264)    (1,748)     (1,316)     (1,247)
                                                       -------     -------     ------    -------   ---------    --------
Net investment income...............................     8,078      11,265      3,548     28,359     113,323      73,579
                                                       -------     -------     ------    -------   ---------    --------
Realized and unrealized gain (loss) on
  investments:
 Net realized loss on investments...................    (6,320)     (6,902)      (358)         0     (28,343)       (263)
 Net change in unrealized appreciation
   (depreciation) of investments....................     8,287      20,868      4,259          0    (145,922)    (63,235)
                                                       -------     -------     ------    -------   ---------    --------
Net realized and unrealized gain (loss) on
  investments.......................................     1,967      13,966      3,901          0    (174,265)    (63,498)
                                                       -------     -------     ------    -------   ---------    --------
Net increase (decrease) in net assets resulting from
  operations........................................   $10,045     $25,231     $7,449    $28,359   $ (60,942)   $ 10,081
                                                       =======     =======     ======    =======   =========    ========


                      See notes to financial statements.

                           MONY Custom Estate Master
    ----------------------------------------------------------------------

                         Enterprise Accumulation Trust
    ----------------------------------------------------------------------
               International High Yield            Growth and Small Company
     Managed      Growth        Bond      Growth     Income      Growth
    Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
    ---------- ------------- ---------- ---------- ---------- -------------
    $  20,708    $   1,748    $ 13,394  $   2,162   $  2,403    $      0
      321,001       85,056           0     18,536         29       3,130
       (3,104)      (1,801)       (487)    (6,478)    (2,770)     (1,208)
    ---------    ---------    --------  ---------   --------    --------
      338,605       85,003      12,907     14,220       (338)      1,922
    ---------    ---------    --------  ---------   --------    --------

     (134,537)       5,576      (2,889)    56,947     23,352      49,982

     (177,115)    (208,098)    (14,167)  (193,209)   (15,642)    (54,916)
    ---------    ---------    --------  ---------   --------    --------

     (311,652)    (202,522)    (17,056)  (136,262)     7,710      (4,934)
    ---------    ---------    --------  ---------   --------    --------

    $  26,953    $(117,519)   $ (4,149) $(122,042)  $  7,372    $ (3,012)
    =========    =========    ========  =========   ========    ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                                             MONY Custom Estate Master
                                                       --------------------------------------------------------------------
                                                                    Enterprise Accumulation Trust
                                                       -------------------------------------------------------

                                                          Equity      Capital     Multi-Cap                       Dreyfus
                                                          Income    Appreciation    Growth        Balanced      Stock Index
                                                        Subaccount   Subaccount   Subaccount     Subaccount      Subaccount
                                                       ------------ ------------ ------------ ----------------- ------------
                                                       For the year For the year For the year For the period**  For the year
                                                          ended        ended        ended        May 4, 2000       ended
                                                       December 31, December 31, December 31,      through      December 31,
                                                           2000         2000         2000     December 31, 2000     2000
                                                       ------------ ------------ ------------ ----------------- ------------
Dividend income.......................................   $ 2,035      $      0    $       0        $  310         $  2,215
Distribution from net realized gains..................         0        14,096          144           519            4,734
Mortality and expense risk charges....................    (1,496)         (843)        (732)         (248)            (791)
                                                         -------      --------    ---------        ------         --------
Net investment income (loss)..........................       539        13,253         (588)          581            6,158
                                                         -------      --------    ---------        ------         --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments..............    (1,533)       22,009      (21,632)          (22)           8,269
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    37,495       (71,106)     (92,270)        1,228          (29,727)
                                                         -------      --------    ---------        ------         --------
Net realized and unrealized gain (loss) on investments    35,962       (49,007)    (113,902)        1,206          (21,458)
                                                         -------      --------    ---------        ------         --------
Net increase (decrease) in net assets resulting from
  operations..........................................   $36,501      $(35,754)   $(114,490)       $1,787         $(15,300)
                                                         =======      ========    =========        ======         ========

----------
** Commencement of operations

                      See notes to financial statements.

                                            MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------
                  Fidelity Variable Insurance Products Funds                  Janus Aspen Series
                  ------------------------------------------  --------------------------------------------------
     Dreyfus
    Socially                                     VIP III
   Responsible                    VIP II         Growth        Aggressive                 Capital     Worldwide
     Growth        VIP Growth   Contrafund    Opportunities      Growth      Balanced   Appreciation    Growth
   Subaccount      Subaccount   Subaccount     Subaccount      Subaccount   Subaccount   Subaccount   Subaccount
----------------- ------------ ------------ ----------------- ------------ ------------ ------------ ------------
For the period**  For the year For the year For the period**  For the year For the year For the year For the year
 January 7, 2000     ended        ended      January 7, 2000     ended        ended        ended        ended
     through      December 31, December 31,      through      December 31, December 31, December 31, December 31,
December 31, 2000     2000         2000     December 31, 2000     2000         2000         2000         2000
----------------- ------------ ------------ ----------------- ------------ ------------ ------------ ------------
      $  85         $    165     $    127        $    87       $       0     $ 1,535      $  2,749     $    809
          0           19,688        4,598            455          22,106       4,217            74       10,834
        (25)            (554)        (253)           (54)           (864)       (171)         (614)        (442)
      -----         --------     --------        -------       ---------     -------      --------     --------
         60           19,299        4,472            488          21,242       5,581         2,209       11,201
      -----         --------     --------        -------       ---------     -------      --------     --------
        107           (3,198)      (5,051)        (1,134)        (22,761)     (1,875)         (551)      (2,376)

       (840)         (24,389)      (5,913)        (3,413)       (181,884)     (5,708)      (64,501)     (53,444)
      -----         --------     --------        -------       ---------     -------      --------     --------
       (733)         (27,587)     (10,964)        (4,547)       (204,645)     (7,583)      (65,052)     (55,820)
      -----         --------     --------        -------       ---------     -------      --------     --------

      $(673)        $ (8,288)    $ (6,492)       $(4,059)      $(183,403)    $(2,002)     $(62,843)    $(44,619)
      =====         ========     ========        =======       =========     =======      ========     ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                   MONY Custom Estate Master
                                                                ---------------------------------------------------------------
                                                                                     MONY Series Fund, Inc.
                                                                ---------------------------------------------------------------
                                                                    Intermediate Term Bond               Long Term Bond
                                                                          Subaccount                       Subaccount
                                                                ------------------------------  -------------------------------
                                                                For the year   For the period   For the year   For the period
                                                                   ended     January 11, 1999**    ended     February 12, 1999**
                                                                December 31,      through       December 31,       through
                                                                    2000     December 31, 1999      2000      December 31, 1999
                                                                ------------ ------------------ ------------ -------------------
From operations:
 Net investment income.........................................   $  8,078        $ 3,506         $ 11,265        $  4,549
 Net realized loss on investments..............................     (6,320)          (568)          (6,902)         (2,034)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................      8,287         (3,217)          20,868          (7,402)
                                                                  --------        -------         --------        --------
Net increase (decrease) in net assets resulting from operations     10,045           (279)          25,231          (4,887)
                                                                  --------        -------         --------        --------
From unit transactions:
 Net proceeds from the issuance of units.......................     69,042         97,805           93,945         131,515
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (17,826)        (7,274)         (20,887)        (13,332)
                                                                  --------        -------         --------        --------
Net increase from unit transactions............................     51,216         90,531           73,058         118,183
                                                                  --------        -------         --------        --------
Net increase in net assets.....................................     61,261         90,252           98,289         113,296
Net assets beginning of period.................................     90,252              0          113,296               0
                                                                  --------        -------         --------        --------
Net assets end of period*......................................   $151,513        $90,252         $211,585        $113,296
                                                                  ========        =======         ========        ========
Unit transactions:
Units outstanding beginning of period..........................      8,951              0           12,005               0
Units issued during the period.................................      6,944          9,671            9,581          13,368
Units redeemed during the period...............................     (1,925)          (720)          (2,127)         (1,363)
                                                                  --------        -------         --------        --------
Units outstanding end of period................................     13,970          8,951           19,459          12,005
                                                                  ========        =======         ========        ========
----------
 * Includes undistributed net investment income of:               $ 11,584        $ 3,506         $ 15,814        $  4,549
                                                                  ========        =======         ========        ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Estate Master
------------------------------------------------------------------------------------------------------------------------------
                                                    MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
     Government Securities                Money Market                       Equity                   Small Company Value
           Subaccount                      Subaccount                      Subaccount                      Subaccount
-------------------------------  ------------------------------  ------------------------------  -----------------------------
For the year   For the period    For the year   For the period   For the year   For the period   For the year  For the period
   ended     February 12, 1999**    ended     January 11, 1999**    ended     January 11, 1999**    ended     January 7, 1999**
December 31,       through       December 31,      through       December 31,      through       December 31,      through
    2000      December 31, 1999      2000     December 31, 1999      2000     December 31, 1999      2000     December 31, 1999
------------ ------------------- ------------ ------------------ ------------ ------------------ ------------ -----------------
  $  3,548         $   217       $    28,359      $   4,868       $ 113,323        $ 11,721        $ 73,579       $ 12,519
      (358)           (265)                0              0         (28,343)         (1,548)           (263)         2,653

     4,259             257                 0              0        (145,922)         11,554         (63,235)         9,149
  --------         -------       -----------      ---------       ---------        --------        --------       --------
     7,449             209            28,359          4,868         (60,942)         21,727          10,081         24,321
  --------         -------       -----------      ---------       ---------        --------        --------       --------
    58,595          57,178         1,521,896        486,468         461,229         228,368         284,379        243,690

   (10,185)         (7,458)       (1,089,238)      (264,942)        (99,362)        (27,403)        (51,357)       (19,103)
  --------         -------       -----------      ---------       ---------        --------        --------       --------
    48,410          49,720           432,658        221,526         361,867         200,965         233,022        224,587
  --------         -------       -----------      ---------       ---------        --------        --------       --------
    55,859          49,929           461,017        226,394         300,925         222,692         243,103        248,908
    49,929               0           226,394              0         222,692               0         248,908              0
  --------         -------       -----------      ---------       ---------        --------        --------       --------
  $105,788         $49,929       $   687,411      $ 226,394       $ 523,617        $222,692        $492,011       $248,908
  ========         =======       ===========      =========       =========        ========        ========       ========
     4,962               0            21,669              0          19,286               0          20,346              0
     5,630           5,703           144,558         46,291          36,683          21,811          23,204         22,000
      (976)           (741)         (104,012)       (24,622)         (7,970)         (2,525)         (4,179)        (1,654)
  --------         -------       -----------      ---------       ---------        --------        --------       --------
     9,616           4,962            62,215         21,669          47,999          19,286          39,371         20,346
  ========         =======       ===========      =========       =========        ========        ========       ========

  $  3,765         $   217       $    33,227      $   4,868       $ 125,044        $ 11,721        $ 86,098       $ 12,519
  ========         =======       ===========      =========       =========        ========        ========       ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                  MONY Custom Estate Master
                                                                ------------------------------------------------------------
                                                                                Enterprise Accumulation Trust
                                                                ------------------------------------------------------------
                                                                           Managed                  International Growth
                                                                          Subaccount                     Subaccount
                                                                -----------------------------  -----------------------------
                                                                For the year  For the period   For the year  For the period
                                                                   ended     January 4, 1999**    ended     January 4, 1999**
                                                                December 31,      through      December 31,      through
                                                                    2000     December 31, 1999     2000     December 31, 1999
                                                                ------------ ----------------- ------------ -----------------
From operations:
 Net investment income.........................................  $  338,605      $ 71,839       $  85,003       $  2,007
 Net realized gain (loss) on investments.......................    (134,537)       (5,865)          5,576            965
 Net change in unrealized appreciation (depreciation) of
   investments.................................................    (177,115)      (41,609)       (208,098)        26,412
                                                                 ----------      --------       ---------       --------
Net increase (decrease) in net assets resulting from operations      26,953        24,365        (117,519)        29,384
                                                                 ----------      --------       ---------       --------
From unit transactions:
 Net proceeds from the issuance of units.......................     672,643       677,394         932,282        117,483
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (210,987)      (68,206)        (33,141)        (3,765)
                                                                 ----------      --------       ---------       --------
Net increase from unit transactions............................     461,656       609,188         899,141        113,718
                                                                 ----------      --------       ---------       --------
Net increase in net assets.....................................     488,609       633,553         781,622        143,102
Net assets beginning of period.................................     633,553             0         143,102              0
                                                                 ----------      --------       ---------       --------
Net assets end of period*......................................  $1,122,162      $633,553       $ 924,724       $143,102
                                                                 ==========      ========       =========       ========
Unit transactions:
Units outstanding beginning of period..........................      58,038             0          10,372              0
Units issued during the period.................................      63,881        64,524          73,623         10,713
Units redeemed during the period...............................     (20,244)       (6,486)         (2,754)          (341)
                                                                 ----------      --------       ---------       --------
Units outstanding end of period................................     101,675        58,038          81,241         10,372
                                                                 ==========      ========       =========       ========
----------
 * Includesundistributed net investment income of:               $  410,444      $ 71,839       $  87,010       $  2,007
                                                                 ==========      ========       =========       ========

** Commencementof operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------------------
       High Yield Bond                     Growth                    Growth and Income             Small Company Growth
          Subaccount                     Subaccount                     Subaccount                      Subaccount
-----------------------------  -----------------------------  ------------------------------  -----------------------------
For the year  For the period   For the year  For the period   For the year   For the period   For the year  For the period
   ended     January 6, 1999**    ended     January 4, 1999**    ended     January 11, 1999**    ended     January 4, 1999**
December 31,      through      December 31,      through      December 31,      through       December 31,      through
    2000     December 31, 1999     2000     December 31, 1999     2000     December 31, 1999      2000     December 31, 1999
------------ ----------------- ------------ ----------------- ------------ ------------------ ------------ -----------------
  $ 12,907        $ 2,473       $   14,220     $   (1,680)     $     (338)     $    (557)       $  1,922       $   (231)
    (2,889)          (541)          56,947          4,825          23,352         12,833          49,982          2,611

   (14,167)          (972)        (193,209)       136,283         (15,642)        22,144         (54,916)        49,025
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
    (4,149)           960         (122,042)       139,428           7,372         34,420          (3,012)        51,405
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
   199,934         56,495        1,615,028      1,261,158         710,182        554,185         380,985        166,044

   (23,785)        (6,781)        (420,591)       (95,150)       (143,383)      (150,597)        (76,917)       (14,188)
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
   176,149         49,714        1,194,437      1,166,008         566,799        403,588         304,068        151,856
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
   172,000         50,674        1,072,395      1,305,436         574,171        438,008         301,056        203,261
    50,674              0        1,305,436              0         438,008              0         203,261              0
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
  $222,674        $50,674       $2,377,831     $1,305,436      $1,012,179      $ 438,008        $504,317       $203,261
  ========        =======       ==========     ==========      ==========      =========        ========       ========
     4,921              0          104,634              0          36,957              0          13,029              0
    19,559          5,588          138,555        113,122          60,059         49,867          24,053         14,338
    (2,221)          (667)         (35,753)        (8,488)        (12,086)       (12,910)         (5,243)        (1,309)
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
    22,259          4,921          207,436        104,634          84,930         36,957          31,839         13,029
  ========        =======       ==========     ==========      ==========      =========        ========       ========

  $ 15,380        $ 2,473       $   12,540     $   (1,680)     $     (895)     $    (557)       $  1,691       $   (231)
  ========        =======       ==========     ==========      ==========      =========        ========       ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                  MONY Custom Estate Master
                                                                -------------------------------------------------------------

                                                                                Enterprise Accumulation Trust
                                                                -------------------------------------------------------------

                                                                        Equity Income               Capital Appreciation
                                                                          Subaccount                     Subaccount
                                                                -----------------------------  ------------------------------
                                                                For the year  For the period   For the year   For the period
                                                                   ended     January 4, 1999**    ended     January 11, 1999**
                                                                December 31,      through      December 31,      through
                                                                    2000     December 31, 1999     2000     December 31, 1999
                                                                ------------ ----------------- ------------ ------------------
From operations:
 Net investment income (loss)..................................   $    539       $   (177)       $ 13,253        $   (192)
 Net realized gain (loss) on investments.......................     (1,533)           656          22,099           2,342
 Net change in unrealized appreciation (depreciation) of
   investments.................................................     37,495            185         (71,106)         41,691
                                                                  --------       --------        --------        --------
Net increase (decrease) in net assets resulting from operations     36,501            664         (35,754)         43,841
                                                                  --------       --------        --------        --------
From unit transactions:
 Net proceeds from the issuance of units.......................    224,800        396,878         246,195         131,349
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (61,854)       (12,287)        (36,448)         (8,025)
                                                                  --------       --------        --------        --------
Net increase from unit transactions............................    162,946        384,591         209,747         123,324
                                                                  --------       --------        --------        --------
Net increase in net assets.....................................    199,447        385,255         173,993         167,165
Net assets beginning of period.................................    385,255              0         167,165               0
                                                                  --------       --------        --------        --------
Net assets end of period*......................................   $584,702       $385,255        $341,158        $167,165
                                                                  ========       ========        ========        ========
Unit transactions:
Units outstanding beginning of period..........................     36,431              0          10,726               0
Units issued during the period.................................     21,599         37,590          17,314          11,402
Units redeemed during the period...............................     (5,912)        (1,159)         (2,545)           (676)
                                                                  --------       --------        --------        --------
Units outstanding end of period................................     52,118         36,431          25,495          10,726
                                                                  ========       ========        ========        ========
----------
 * Includesundistributed net investment income (loss) of:         $    362       $   (177)       $ 13,061        $   (192)
                                                                  ========       ========        ========        ========

** Commencementof operations

                      See notes to financial statements.

                                                      MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------

          Enterprise Accumulation Trust
-------------------------------------------------
                                                                                         Dreyfus
                                                                                        Socially
                                                                                       Responsible
        Multi-Cap Growth             Balanced            Dreyfus Stock Index             Growth
           Subaccount               Subaccount                Subaccount               Subaccount
-------------------------------  ----------------- -------------------------------  -----------------
For the year   For the period     For the period   For the year   For the period     For the period
   ended     November 10, 1999**   May 4, 2000**      ended     November 10, 1999** December 31, 2000
December 31,       through            through      December 31,       through            through
    2000      December 31, 1999  December 31, 2000     2000      December 31, 1999  January 7, 2000**
------------ ------------------- ----------------- ------------ ------------------- -----------------
 $    (588)        $    (8)          $    581       $   6,158         $   306            $    60
   (21,632)             35                (22)          8,269              27                107

   (92,270)          4,849              1,228         (29,727)          1,237               (840)
 ---------         -------           --------       ---------         -------            -------
  (114,490)          4,876              1,787         (15,300)          1,570               (673)
 ---------         -------           --------       ---------         -------            -------
   471,331          39,067            135,008         427,677          48,446             17,935

   (30,209)           (238)            (4,647)       (157,747)           (912)            (2,317)
 ---------         -------           --------       ---------         -------            -------
   441,122          38,829            130,361         269,930          47,534             15,618
 ---------         -------           --------       ---------         -------            -------
   326,632          43,705            132,148         254,630          49,104             14,945
    43,705               0                  0          49,104               0                  0
 ---------         -------           --------       ---------         -------            -------
 $ 370,337         $43,705           $132,148       $ 303,734         $49,104            $14,945
 =========         =======           ========       =========         =======            =======
     3,425               0                  0           4,587               0                  0
    41,295           3,445             13,418          41,292           4,675              1,804
    (2,746)            (20)              (465)        (14,496)            (88)              (220)
 ---------         -------           --------       ---------         -------            -------
    41,974           3,425             12,953          31,383           4,587              1,584
 =========         =======           ========       =========         =======            =======

 $    (596)        $    (8)          $    581       $   6,464         $   306            $    60
 =========         =======           ========       =========         =======            =======


  Fidelity Variable Insurance
         Products Funds
-------------------------------



           VIP Growth
           Subaccount
-------------------------------
For the year   For the period
   ended     November 15, 1999**
December 31,       through
    2000      December 31, 1999
------------ -------------------
 $  19,299         $     0
    (3,198)              0

   (24,389)            163
 ---------         -------
    (8,288)            163
 ---------         -------
   326,830           9,854

  (138,678)             (4)
 ---------         -------
   188,152           9,850
 ---------         -------
   179,864          10,013
    10,013               0
 ---------         -------
 $ 189,877         $10,013
 =========         =======
       899               0
    29,616             899
   (11,273)              0
 ---------         -------
    19,242             899
 =========         =======

 $  19,299         $     0
 =========         =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Estate Master
                                                                        ------------------------------------------------
                                                                           Fidelity Variable Insurance Products Funds
                                                                        ------------------------------------------------
                                                                           VIP II      VIP III Growth        VIP II
                                                                         Contrafund    Opportunities       Contrafund
                                                                         Subaccount      Subaccount        Subaccount
                                                                        ------------ ------------------ -----------------
                                                                                       For the period    For the period
                                                                        For the year December 8, 1999** January 7, 2000**
                                                                           ended          through            through
                                                                        December 31,    December 31,      December 31,
                                                                            2000            1999              2000
                                                                        ------------ ------------------ -----------------
From operations:
 Net investment income (loss)..........................................   $  4,472        $    (2)           $   488
 Net realized gain (loss) on investments...............................     (5,051)            (3)            (1,134)
 Net change in unrealized appreciation (depreciation) of investments...     (5,913)           650             (3,413)
                                                                          --------        -------            -------
Net increase (decrease) in net assets resulting from operations........     (6,492)           645             (4,059)
                                                                          --------        -------            -------
From unit transactions:
 Net proceeds from the issuance of units...............................    126,806         11,394             34,723
 Net asset value of units redeemed or used to meet contract obligations    (21,990)          (641)            (7,038)
                                                                          --------        -------            -------
Net increase from unit transactions....................................    104,816         10,753             27,685
                                                                          --------        -------            -------
Net increase in net assets.............................................     98,324         11,398             23,626
Net assets beginning of period.........................................     11,398              0                  0
                                                                          --------        -------            -------
Net assets end of period*..............................................   $109,722        $11,398            $23,626
                                                                          ========        =======            =======
Unit transactions:
Units outstanding beginning of period..................................      1,075              0                  0
Units issued during the period.........................................     12,265          1,139              3,514
Units redeemed during the period.......................................     (2,207)           (64)              (743)
                                                                          --------        -------            -------
Units outstanding end of period........................................     11,133          1,075              2,771
                                                                          ========        =======            =======
----------
 * Includesundistributed net investment income (loss) of:                 $  4,470        $    (2)           $   488
                                                                          ========        =======            =======

** Commencementof operations

                      See notes to financial statements.

                                                    MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------------
                                                       Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Capital                         Worldwide
       Aggressive Growth                   Balanced                       Appreciation                        Growth
          Subaccount                      Subaccount                       Subaccount                       Subaccount
------------------------------  ------------------------------  -------------------------------  -------------------------------
               For the period                  For the period                  For the period                   For the period
For the year December 6, 1999** For the year December 6, 1999** For the year November 10, 1999** For the year November 30, 1999**
   ended          through          ended          through          ended           through          ended           through
December 31,    December 31,    December 31,    December 31,    December 31,    December 31,     December 31,    December 31,
    2000            1999            2000            1999            2000            1999             2000            1999
------------ ------------------ ------------ ------------------ ------------ ------------------- ------------ -------------------
 $  21,242        $    (1)        $  5,581        $   132         $  2,209         $    1          $ 11,201         $    (3)
   (22,761)             4           (1,875)             0             (551)             1            (2,376)              9
  (181,884)           425           (5,708)           382          (64,501)           259           (53,444)          1,647
 ---------        -------         --------        -------         --------         ------          --------         -------
  (183,403)           428           (2,002)           514          (62,843)           261           (44,619)          1,653
 ---------        -------         --------        -------         --------         ------          --------         -------
   579,283         10,287           83,353         12,929          348,278          1,062           328,211          11,276
   (35,432)           (71)         (19,244)          (704)         (19,220)           (11)          (22,457)           (143)
 ---------        -------         --------        -------         --------         ------          --------         -------
   543,851         10,216           64,109         12,225          329,058          1,051           305,754          11,133
 ---------        -------         --------        -------         --------         ------          --------         -------
   360,448         10,644           62,107         12,739          266,215          1,312           261,135          12,786
    10,644              0           12,739              0            1,312              0            12,786               0
 ---------        -------         --------        -------         --------         ------          --------         -------
 $ 371,092        $10,644         $ 74,846        $12,739         $267,527         $1,312          $273,921         $12,786
 =========        =======         ========        =======         ========         ======          ========         =======
       920              0            1,220              0              105              0             1,107               0
    49,675            927            8,015          1,290           27,786            106            29,104           1,120
    (3,359)            (7)          (1,877)           (70)          (1,611)            (1)           (1,992)            (13)
 ---------        -------         --------        -------         --------         ------          --------         -------
    47,236            920            7,358          1,220           26,280            105            28,219           1,107
 =========        =======         ========        =======         ========         ======          ========         =======

 $  21,241        $    (1)        $  5,713        $   132         $  2,210         $    1          $ 11,198         $    (3)
 =========        =======         ========        =======         ========         ======          ========         =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:


   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the year ended December 31, 2000 aggregated $498,701.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                              Cost of Shares
                                                 Acquired
                                                (Excludes     Proceeds from
MONY Custom Estate Master Subaccounts         Reinvestments) Shares Redeemed
-------------------------------------         -------------- ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.............   $  136,084     $   85,319
Long Term Bond Portfolio.....................      161,408         88,931
Government Securities Portfolio..............       78,788         30,635
Money Market Portfolio.......................    1,903,064      1,472,098

Enterprise Accumulation Trust
Equity Portfolio.............................      597,961        237,374
Small Company Value Portfolio................      304,211         72,409
Managed Portfolio............................      929,864        471,262
International Growth Portfolio...............      964,843         67,401
High Yield Bond Portfolio....................      209,654         33,971
Growth Portfolio.............................    2,201,820      1,013,737
Growth and Income Portfolio..................      875,090        310,993
Small Company Growth Portfolio...............      470,838        167,942
Equity Income Portfolio......................      345,351        183,880
Capital Appreciation Portfolio...............      313,899        104,973
Multi-Cap Growth Subaccount..................      531,476         91,042
Balanced Portfolio...........................      135,008          4,878

Dreyfus
Dreyfus Stock Index Fund.....................      466,283        197,109
Dreyfus Socially Responsible Growth Fund, Inc       18,139          2,543

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio.........................      396,611        208,989
VIP II Contrafund Portfolio..................      151,212         46,636
VIP III Growth Opportunities Portfolio.......       36,919          9,286

Janus Aspen Series
Aggressive Growth Portfolio..................      605,820         62,784
Balanced Portfolio...........................       84,394         20,448
Capital Appreciation Portfolio...............      385,260         56,782
Worldwide Growth Portfolio...................      375,768         70,421

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master:

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1999

                                                                     MONY Custom Estate Master
                                                           ---------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           ---------------------------------------------
                                                           Intermediate Long Term  Government   Money
                                                            Term Bond      Bond    Securities   Market
                                                            Subaccount  Subaccount Subaccount Subaccount
                                                           ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................     8,343        9,197     4,577     226,425
                                                             =======     ========   =======    ========
Investments at cost.......................................   $93,483     $120,715   $49,679    $226,425
                                                             =======     ========   =======    ========
Investments in respective Funds, at net asset value.......   $90,266     $113,313   $49,936    $226,425
Amount due from MONY America..............................         0            0         0       7,738
                                                             -------     --------   -------    --------
       Total assets.......................................    90,266      113,313    49,936     234,163
                                                             -------     --------   -------    --------
                       LIABILITIES
Amount due to respective Funds............................         0            0         0       7,738
Amount due to MONY America................................        14           17         7          31
                                                             -------     --------   -------    --------
       Total liabilities..................................        14           17         7       7,769
                                                             -------     --------   -------    --------
Net assets................................................   $90,252     $113,296   $49,929    $226,394
                                                             =======     ========   =======    ========
Net assets consist of:
 Contractholders' net payments............................   $90,531     $118,183   $49,720    $221,526
 Undistributed net investment income......................     3,506        4,549       217       4,868
 Accumulated net realized gain (loss) on investments......      (568)      (2,034)     (265)          0
 Net unrealized appreciation (depreciation) of investments    (3,217)      (7,402)      257           0
                                                             -------     --------   -------    --------
Net assets................................................   $90,252     $113,296   $49,929    $226,394
                                                             =======     ========   =======    ========
Number of units outstanding*..............................     8,951       12,005     4,962      21,669
                                                             -------     --------   -------    --------
Net asset value per unit outstanding*.....................   $ 10.08     $   9.44   $ 10.06    $  10.45
                                                             =======     ========   =======    ========

----------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                      See notes to financial statements.

                                       MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------
              Small                                                       Growth     Small
             Company               International High Yield                and      Company     Equity
  Equity      Value      Managed      Growth        Bond      Growth      Income     Growth     Income
Subaccount Subaccount** Subaccount  Subaccount   Subaccount Subaccount  Subaccount Subaccount Subaccount
---------- ------------ ---------- ------------- ---------- ----------  ---------- ---------- ----------
    5,767       7,915      17,456      15,406      10,017      199,027     71,116     23,916     71,752
 ========    ========    ========    ========     =======   ==========   ========   ========   ========
 $211,170    $239,796    $675,257    $116,708     $51,653   $1,169,336   $415,929   $154,263   $385,123
 ========    ========    ========    ========     =======   ==========   ========   ========   ========
 $222,724    $248,945    $633,648    $143,120     $50,681   $1,305,619   $438,073   $203,288   $385,308
      361           0           0           0           0          361        361          0        361
 --------    --------    --------    --------     -------   ----------   --------   --------   --------
  223,085     248,945     633,648     143,120      50,681    1,305,980    438,434    203,288    385,669
 --------    --------    --------    --------     -------   ----------   --------   --------   --------
      361           0           0           0           0          361        361          0        361
       32          37          95          18           7          183         65         27         53
 --------    --------    --------    --------     -------   ----------   --------   --------   --------
      393          37          95          18           7          544        426         27        414
 --------    --------    --------    --------     -------   ----------   --------   --------   --------
 $222,692    $248,908    $633,553    $143,102     $50,674   $1,305,436   $438,008   $203,261   $385,255
 ========    ========    ========    ========     =======   ==========   ========   ========   ========
 $200,965    $224,587    $609,188    $113,718     $49,714   $1,166,008   $403,588   $151,856   $384,591
   11,721      12,519      71,839       2,007       2,473       (1,680)      (557)      (231)      (177)
   (1,548)      2,653      (5,865)        965        (541)       4,825     12,833      2,611        656
   11,554       9,149     (41,609)     26,412        (972)     136,283     22,144     49,025        185
 --------    --------    --------    --------     -------   ----------   --------   --------   --------
 $222,692    $248,908    $633,553    $143,102     $50,674   $1,305,436   $438,008   $203,261   $385,255
 ========    ========    ========    ========     =======   ==========   ========   ========   ========
   19,286      20,346      58,038      10,372       4,921      104,634     36,957     13,029     36,431
 --------    --------    --------    --------     -------   ----------   --------   --------   --------
 $  11.55    $  12.23    $  10.92    $  13.80     $ 10.30   $    12.48   $  11.85   $  15.60   $  10.57
 ========    ========    ========    ========     =======   ==========   ========   ========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 1999

                                                               MONY Custom Estate Master
                                                           ----------------------------------
                                                                 Enterprise
                                                             Accumulation Trust
                                                           ----------------------
                                                                                    Dreyfus
                                                             Capital    Multi-Cap    Stock
                                                           Appreciation   Growth     Index
                                                            Subaccount  Subaccount Subaccount
                                                           ------------ ---------- ----------
                          ASSETS
Shares held in respective Funds...........................     19,328      2,988      1,277
                                                             ========    =======    =======
Investments at cost.......................................   $125,496    $38,860    $47,872
                                                             ========    =======    =======
Investments in respective Funds, at net asset value.......   $167,187    $43,709    $49,109
Amount due from MONY America..............................        361          0          0
                                                             --------    -------    -------
       Total assets.......................................    167,548     43,709     49,109
                                                             --------    -------    -------
                       LIABILITIES
Amount due to respective Funds............................        361          0          0
Amount due to MONY America................................         22          4          5
                                                             --------    -------    -------
       Total liabilities..................................        383          4          5
                                                             --------    -------    -------
Net assets................................................   $167,165    $43,705    $49,104
                                                             ========    =======    =======
Net assets consist of:
 Contractholders' net payments............................   $123,324    $38,829    $47,534
 Undistributed net investment income (loss)...............       (192)        (8)       306
 Accumulated net realized gain (loss) on investments......      2,342         35         27
 Net unrealized appreciation (depreciation) of investments     41,691      4,849      1,237
                                                             --------    -------    -------
Net assets................................................   $167,165    $43,705    $49,104
                                                             ========    =======    =======
Number of units outstanding*..............................     10,726      3,425      4,587
                                                             --------    -------    -------
Net asset value per unit outstanding*.....................   $  15.59    $ 12.76    $ 10.71
                                                             ========    =======    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                              MONY Custom Estate Master
      ------------------------------------------------------------------------
      Fidelity Variable Insurance
            Products Funds                     Janus Aspen Series
      -------------------------- --------------------------------------------
         VIP            VIP II   Aggressive              Capital    Worldwide
        Growth          Contra     Growth    Balanced  Appreciation   Growth
      Subaccount      Subaccount Subaccount Subaccount  Subaccount  Subaccount
      ----------      ---------- ---------- ---------- ------------ ----------
           183             392        178        456          40         268
       =======         =======    =======    =======      ======     =======
       $ 9,851         $10,750    $10,220    $12,359      $1,053     $11,140
       =======         =======    =======    =======      ======     =======
       $10,014         $11,400    $10,645    $12,741      $1,312     $12,787
             0               0          0          0           0           0
       -------         -------    -------    -------      ------     -------
        10,014          11,400     10,645     12,741       1,312      12,787
       -------         -------    -------    -------      ------     -------
             0               0          0          0           0           0
             1               2          1          2           0           1
       -------         -------    -------    -------      ------     -------
             1               2          1          2           0           1
       -------         -------    -------    -------      ------     -------
       $10,013         $11,398    $10,644    $12,739      $1,312     $12,786
       =======         =======    =======    =======      ======     =======
       $ 9,850         $10,753    $10,216    $12,225      $1,051     $11,133
             0              (2)        (1)       132           1          (3)
             0              (3)         4          0           1           9
           163             650        425        382         259       1,647
       -------         -------    -------    -------      ------     -------
       $10,013         $11,398    $10,644    $12,739      $1,312     $12,786
       =======         =======    =======    =======      ======     =======
           899           1,075        920      1,220         105       1,107
       -------         -------    -------    -------      ------     -------
       $ 11.14         $ 10.60    $ 11.57    $ 10.44      $12.49     $ 11.55
       =======         =======    =======    =======      ======     =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                                                      MONY Custom Estate Master
                                                                     ----------------------------------------------------------
                                                                                       MONY Series Fund, Inc.
                                                                     ----------------------------------------------------------
                                                                      Intermediate    Long Term      Government       Money
                                                                       Term Bond         Bond        Securities       Market
                                                                       Subaccount     Subaccount     Subaccount     Subaccount
                                                                     -------------- -------------- -------------- --------------
                                                                     For the period For the period For the period For the period
                                                                      January 11,    February 12,   February 12,   January 11,
                                                                         1999**         1999**         1999**         1999**
                                                                        through        through        through        through
                                                                      December 31,   December 31,   December 31,   December 31,
                                                                          1999           1999           1999           1999
                                                                     -------------- -------------- -------------- --------------
Dividend income.....................................................    $ 3,711        $ 4,775         $ 303          $5,232
Mortality and expense risk charges..................................       (205)          (226)          (86)           (364)
                                                                        -------        -------         -----          ------
Net investment income (loss)........................................      3,506          4,549           217           4,868
                                                                        -------        -------         -----          ------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................       (568)        (2,034)         (265)              0
 Net change in unrealized appreciation (depreciation) of investments     (3,217)        (7,402)          257               0
                                                                        -------        -------         -----          ------
Net realized and unrealized gain (loss) on investments..............     (3,785)        (9,436)           (8)              0
                                                                        -------        -------         -----          ------
Net increase (decrease) in net assets resulting from operations.....    $  (279)       $(4,887)        $ 209          $4,868
                                                                        =======        =======         =====          ======

----------
 * Formerly Small Cap Subaccount
** Commencement of operations

                      See notes to financial statements.

                                                  MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------------------
                                                Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
                   Small                                                                                     Small
                  Company                    International    High Yield                    Growth and      Company
    Equity         Value         Managed         Growth          Bond          Growth         Income         Growth
  Subaccount    Subaccount*     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
 January 11,     January 7,     January 4,     January 4,     January 6,     January 4,    January 11,     January 4,
    1999**         1999**         1999**         1999**         1999**         1999**         1999**         1999**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31    December 31,   December 31,   December 31,   December 31,   December 31,
     1999           1999           1999           1999           1999           1999           1999           1999
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $12,012        $12,889        $ 72,768       $ 2,165        $ 2,558        $      0       $     1        $     0
      (291)          (370)           (929)         (158)           (85)         (1,680)         (558)          (231)
   -------        -------        --------       -------        -------        --------       -------        -------
    11,721         12,519          71,839         2,007          2,473          (1,680)         (557)          (231)
   -------        -------        --------       -------        -------        --------       -------        -------
    (1,548)         2,653          (5,865)          965           (541)          4,825        12,833          2,611
    11,554          9,149         (41,609)       26,412           (972)        136,283        22,144         49,025
   -------        -------        --------       -------        -------        --------       -------        -------
    10,006         11,802         (47,474)       27,377         (1,513)        141,108        34,977         51,636
   -------        -------        --------       -------        -------        --------       -------        -------
   $21,727        $24,321        $ 24,365       $29,384        $   960        $139,428       $34,420        $51,405
   =======        =======        ========       =======        =======        ========       =======        =======


    Equity
    Income
  Subaccount
--------------
For the period
  January 4,
    1999**
   through
 December 31,
     1999
--------------
    $ 312
     (489)
    -----
     (177)
    -----
      656
      185
    -----
      841
    -----
    $ 664
    =====


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                               MONY Custom Estate Master
                                                      -------------------------------------------
                                                      Enterprise Accumulation Trust
                                                      ----------------------------
                                                         Capital       Multi-Cap    Dreyfus Stock
                                                       Appreciation      Growth         Index
                                                        Subaccount     Subaccount     Subaccount
                                                      -------------- -------------- --------------
                                                      For the period For the period For the period
                                                       January 11,    November 10,   November 10,
                                                          1999**         1999**         1999**
                                                         through        through        through
                                                       December 31,   December 31,   December 31,
                                                           1999           1999           1999
                                                      -------------- -------------- --------------
Dividend income......................................    $     0         $    0         $  314
Mortality and expense risk charges...................       (192)            (8)            (8)
                                                         -------         ------         ------
Net investment income (loss).........................       (192)            (8)           306
                                                         -------         ------         ------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............      2,342             35             27
 Net change in unrealized appreciation of investments     41,691          4,849          1,237
                                                         -------         ------         ------
Net realized and unrealized gain on investments......     44,033          4,884          1,264
                                                         -------         ------         ------
Net increase in net assets resulting from operations.    $43,841         $4,876         $1,570
                                                         =======         ======         ======

----------
** Commencement of operations.

                      See notes to financial statements.

                                MONY Custom Estate Master
----------------------------------------------------------------------------------------
 Fidelity Variable Insurance
       Products Funds                             Janus Aspen Series
----------------------------  ----------------------------------------------------------
     VIP           VIP II       Aggressive                     Capital       Worldwide
    Growth      Contra Fund       Growth        Balanced     Appreciation      Growth
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period
 November 15,   December 8,    December 6,    December 6,    November 10,   November 30,
    1999**         1999**         1999**         1999**         1999**         1999**
   through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     1999           1999           1999           1999           1999           1999
-------------- -------------- -------------- -------------- -------------- --------------
     $  0           $  0           $  0           $135           $  2          $    0
        0             (2)            (1)            (3)            (1)             (3)
     ----           ----           ----           ----           ----          ------
        0             (2)            (1)           132              1              (3)
     ----           ----           ----           ----           ----          ------
        0             (3)             4              0              1               9
      163            650            425            382            259           1,647
     ----           ----           ----           ----           ----          ------
      163            647            429            382            260           1,656
     ----           ----           ----           ----           ----          ------
     $163           $645           $428           $514           $261          $1,653
     ====           ====           ====           ====           ====          ======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                         MONY Custom Estate Master
                                                                        --------------------------------------------
                                                                                          MONY Series Fund, Inc.
                                                                        --------------------------------------------

                                                                         Intermediate    Long Term      Government
                                                                          Term Bond         Bond        Securities
                                                                          Subaccount     Subaccount     Subaccount
                                                                        -------------- -------------- --------------
                                                                        For the period For the period For the period
                                                                         January 11,    February 12,   February 12,
                                                                            1999**         1999**         1999**
                                                                           through        through        through
                                                                         December 31,   December 31,   December 31,
                                                                             1999           1999           1999
                                                                        -------------- -------------- --------------
From operations:
 Net investment income.................................................    $ 3,506        $  4,549       $   217
 Net realized gain (loss) on investments...............................       (568)         (2,034)         (265)
 Net change in unrealized appreciation (depreciation) of investments...     (3,217)         (7,402)          257
                                                                           -------        --------       -------
Net increase (decrease) in net assets resulting from operations........       (279)         (4,887)          209
                                                                           -------        --------       -------
From unit transactions:
 Net proceeds from the issuance of units...............................     97,805         131,515        57,178
 Net asset value of units redeemed or used to meet contract obligations     (7,274)        (13,332)       (7,458)
                                                                           -------        --------       -------
Net increase from unit transactions....................................     90,531         118,183        49,720
                                                                           -------        --------       -------
Net increase in net assets.............................................     90,252         113,296        49,929
Net assets beginning of period.........................................          0               0             0
                                                                           -------        --------       -------
Net assets end of period*..............................................    $90,252        $113,296       $49,929
                                                                           =======        ========       =======
Unit transactions:
Units outstanding beginning of period..................................          0               0             0
Units issued during the period.........................................      9,671          13,368         5,703
Units redeemed during the period.......................................       (720)         (1,363)         (741)
                                                                           -------        --------       -------
Units outstanding end of period........................................      8,951          12,005         4,962
                                                                           =======        ========       =======
----------
*Includes undistributed net investment income (loss) of:                   $ 3,506        $  4,549       $   217
                                                                           =======        ========       =======





                                                                            Money
                                                                            Market
                                                                          Subaccount
                                                                        --------------
                                                                        For the period
                                                                         January 11,
                                                                            1999**
                                                                           through
                                                                         December 31,
                                                                             1999
                                                                        --------------
From operations:
 Net investment income.................................................   $   4,868
 Net realized gain (loss) on investments...............................           0
 Net change in unrealized appreciation (depreciation) of investments...           0
                                                                          ---------
Net increase (decrease) in net assets resulting from operations........       4,868
                                                                          ---------
From unit transactions:
 Net proceeds from the issuance of units...............................     486,468
 Net asset value of units redeemed or used to meet contract obligations    (264,942)
                                                                          ---------
Net increase from unit transactions....................................     221,526
                                                                          ---------
Net increase in net assets.............................................     226,394
Net assets beginning of period.........................................           0
                                                                          ---------
Net assets end of period*..............................................   $ 226,394
                                                                          =========
Unit transactions:
Units outstanding beginning of period..................................           0
Units issued during the period.........................................      46,291
Units redeemed during the period.......................................     (24,622)
                                                                          ---------
Units outstanding end of period........................................      21,669
                                                                          =========
----------
*Includes undistributed net investment income (loss) of:                  $   4,868
                                                                          =========

** Commencement of operations
***Formerly Small Cap Subaccount

                      See notes to financial statements.

                                               MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------------------
                   Small                                                                                     Small
                  Company                    International    High Yield                    Growth and      Company
    Equity         Value         Managed         Growth          Bond          Growth         Income         Growth
  Subaccount   Subaccount***    Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
 January 11,     January 7,     January 4,     January 4,     January 6,     January 4,    January 11,     January 4,
    1999**         1999**         1999**         1999**         1999**         1999**         1999**         1999**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     1999           1999           1999           1999           1999           1999           1999           1999
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $ 11,721       $ 12,519       $ 71,839       $  2,007       $ 2,473       $   (1,680)    $    (557)      $   (231)
     (1,548)         2,653         (5,865)           965          (541)           4,825        12,833          2,611
     11,554          9,149        (41,609)        26,412          (972)         136,283        22,144         49,025
   --------       --------       --------       --------       -------       ----------     ---------       --------
     21,727         24,321         24,365         29,384           960          139,428        34,420         51,405
   --------       --------       --------       --------       -------       ----------     ---------       --------
    228,368        243,690        677,394        117,483        56,495        1,261,158       554,185        166,044
    (27,403)       (19,103)       (68,206)        (3,765)       (6,781)         (95,150)     (150,597)       (14,188)
   --------       --------       --------       --------       -------       ----------     ---------       --------
    200,965        224,587        609,188        113,718        49,714        1,166,008       403,588        151,856
   --------       --------       --------       --------       -------       ----------     ---------       --------
    222,692        248,908        633,553        143,102        50,674        1,305,436       438,008        203,261
          0              0              0              0             0                0             0              0
   --------       --------       --------       --------       -------       ----------     ---------       --------
   $222,692       $248,908       $633,553       $143,102       $50,674       $1,305,436     $ 438,008       $203,261
   ========       ========       ========       ========       =======       ==========     =========       ========
          0              0              0              0             0                0             0              0
     21,811         22,000         64,524         10,713         5,588          113,122        49,867         14,338
     (2,525)        (1,654)        (6,486)          (341)         (667)          (8,488)      (12,910)        (1,309)
   --------       --------       --------       --------       -------       ----------     ---------       --------
     19,286         20,346         58,038         10,372         4,921          104,634        36,957         13,029
   ========       ========       ========       ========       =======       ==========     =========       ========

   $ 11,721       $ 12,519       $ 71,839       $  2,007       $ 2,473       $   (1,680)    $    (557)      $   (231)
   ========       ========       ========       ========       =======       ==========     =========       ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                             MONY Custom Estate Master
                                                            ----------------------------------------------------------

                                                                   Enterprise Accumulation Trust
                                                            -------------------------------------------
                                                                Equity        Capital       Multi-Cap    Dreyfus Stock
                                                                Income      Appreciation      Growth         Index
                                                              Subaccount     Subaccount     Subaccount     Subaccount
                                                            -------------- -------------- -------------- --------------
                                                            For the period For the period For the period For the period
                                                              January 4,    January 11,    November 10,   November 10,
                                                                1999**         1999**         1999**         1999**
                                                               through        through        through        through
                                                             December 31,   December 31,   December 31,   December 31,
                                                                 1999           1999           1999           1999
                                                            -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss)..............................    $   (177)      $   (192)      $    (8)       $   306
 Net realized gain (loss) on investments...................         656          2,342            35             27
 Net change in unrealized appreciation of investments......         185         41,691         4,849          1,237
                                                               --------       --------       -------        -------
Net increase in net assets resulting from operations.......         664         43,841         4,876          1,570
                                                               --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance of units...................     396,878        131,349        39,067         48,446
 Net asset value of units redeemed or used to meet contract
   obligations.............................................     (12,287)        (8,025)         (238)          (912)
                                                               --------       --------       -------        -------
Net increase from unit transactions........................     384,591        123,324        38,829         47,534
                                                               --------       --------       -------        -------
Net increase in net assets.................................     385,255        167,165        43,705         49,104
Net assets beginning of period.............................           0              0             0              0
                                                               --------       --------       -------        -------
Net assets end of period*..................................    $385,255       $167,165       $43,705        $49,104
                                                               ========       ========       =======        =======
Unit transactions:
Units outstanding beginning of period......................           0              0             0              0
Units issued during the period.............................      37,590         11,402         3,445          4,675
Units redeemed during the period...........................      (1,159)          (676)          (20)           (88)
                                                               --------       --------       -------        -------
Units outstanding end of period............................      36,431         10,726         3,425          4,587
                                                               ========       ========       =======        =======
----------
*Includes undistributed net investment income (loss) of:       $   (177)      $   (192)      $    (8)       $   306
                                                               ========       ========       =======        =======

** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
               Funds                                     Janus Aspen Series
----------------------------------- ----------------------------------------------------------
                     VIP II Contra    Aggressive                     Capital       Worldwide
  VIP Growth              Fund          Growth        Balanced     Appreciation      Growth
  Subaccount           Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
--------------       -------------- -------------- -------------- -------------- --------------
For the period       For the period For the period For the period For the period For the period
 November 15,         December 8,    December 6,    December 6,    November 10,   November 30,
    1999**               1999**         1999**         1999**         1999**         1999**
   through              through        through        through        through        through
 December 31,         December 31,   December 31,   December 31,   December 31,   December 31,
     1999                 1999           1999           1999           1999           1999
--------------       -------------- -------------- -------------- -------------- --------------
   $     0              $    (2)       $    (1)       $   132         $    1        $    (3)
         0                   (3)             4              0              1              9
       163                  650            425            382            259          1,647
   -------              -------        -------        -------         ------        -------
       163                  645            428            514            261          1,653
   -------              -------        -------        -------         ------        -------
     9,854               11,394         10,287         12,929          1,062         11,276

        (4)                (641)           (71)          (704)           (11)          (143)
   -------              -------        -------        -------         ------        -------
     9,850               10,753         10,216         12,225          1,051         11,133
   -------              -------        -------        -------         ------        -------
    10,013               11,398         10,644         12,739          1,312         12,786
         0                    0              0              0              0              0
   -------              -------        -------        -------         ------        -------
   $10,013              $11,398        $10,644        $12,739         $1,312        $12,786
   =======              =======        =======        =======         ======        =======
         0                    0              0              0              0              0
       899                1,139            927          1,290            106          1,120
         0                  (64)            (7)           (70)            (1)           (13)
   -------              -------        -------        -------         ------        -------
       899                1,075            920          1,220            105          1,107
   =======              =======        =======        =======         ======        =======

   $     0              $    (2)       $    (1)       $   132         $    1        $    (3)
   =======              =======        =======        =======         ======        =======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 1999 aggregated $192,318.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 1999 were as follows:

                                                  Cost of      Proceeds from
   MONY Custom Estate Master Subaccounts      Shares Acquired Shares Redeemed
   -------------------------------------      --------------- ---------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..........   $  102,466       $ 12,126
   Long Term Bond Portfolio..................      137,644         19,671
   Government Securities Portfolio...........       61,464         11,823
   Money Market Portfolio....................      532,087        310,893
   Enterprise Accumulation Trust
   Equity Portfolio..........................      237,571         36,865
   Small Company Value Portfolio.............      248,728         24,474
   Managed Portfolio.........................      711,543        103,189
   International Growth Portfolio............      122,096          8,518
   High Yield Bond Portfolio.................       59,872         10,236
   Growth Portfolio..........................    1,312,675        148,164
   Growth and Income Portfolio...............      566,814        163,719
   Small Company Growth Portfolio............      180,327         28,675
   Equity Income Portfolio...................      401,736         17,581
   Capital Appreciation Portfolio............      137,194         14,040
   Multi-Cap Growth Subaccount...............       39,067            242
   Dreyfus
   Stock Index Fund..........................       48,446            915
   Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio......................        9,854              4
   VIP II Contra Fund Portfolio..............       11,394            641
   Janus Aspen Series
   Aggressive Growth Portfolio...............       10,287             71
   Balanced Portfolio........................       12,929            705
   Capital Appreciation Portfolio............        1,062             12
   Worldwide Growth Portfolio................       11,276            145

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

   In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 7, 2002

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                BALANCE SHEETS
                          December 31, 2001 and 2000

                                                                                                  2001     2000
                                                                                                -------- --------
                                                                                                 ($ in millions)
                                           ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5).......................... $1,220.9 $1,014.7
 Mortgage loans on real estate (Note 6)........................................................    132.8    116.1
 Policy loans..................................................................................     71.6     69.4
 Other invested assets.........................................................................     22.4      8.8
                                                                                                -------- --------
                                                                                                 1,447.7  1,209.0
Cash and cash equivalents......................................................................    102.6    104.8
Accrued investment income......................................................................     22.3     19.2
Amounts due from reinsurers....................................................................     34.8     30.7
Deferred policy acquisition costs (Note 7).....................................................    564.6    483.5
Current federal income taxes...................................................................     24.9     14.9
Other assets...................................................................................     18.1      4.4
Separate account assets........................................................................  3,589.0  4,064.4
                                                                                                -------- --------
       Total assets............................................................................ $5,804.0 $5,930.9
                                                                                                ======== ========

                            LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................................................... $  156.8 $  134.8
Policyholders' account balances................................................................  1,269.5  1,154.9
Other policyholders' liabilities...............................................................     77.2     68.9
Accounts payable and other liabilities.........................................................     94.9     33.2
Note payable to affiliate......................................................................     44.6     46.9
Deferred federal income taxes (Note 8).........................................................     85.0     48.3
Separate account liabilities...................................................................  3,589.0  4,064.4
                                                                                                -------- --------
       Total liabilities.......................................................................  5,317.0  5,551.4
Commitments and contingencies (Note 12)
  Common stock $1.00 par value; 5,000,000 shares authorized, 2,500,000 issued and outstanding..      2.5      2.5
Capital in excess of par.......................................................................    349.7    249.7
Retained earnings..............................................................................    130.1    128.3
Accumulated other comprehensive income/(loss)..................................................      4.7     (1.0)
                                                                                                -------- --------
       Total shareholder's equity..............................................................    487.0    379.5
                                                                                                -------- --------
       Total liabilities and shareholder's equity.............................................. $5,804.0 $5,930.9
                                                                                                ======== ========


                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 Years Ended December 31, 2001, 2000, and 1999

                                                         2001   2000    1999
                                                        ------ ------  ------
                                                           ($ in millions)
 Revenues:
 Universal life and investment-type product policy fees $159.7 $158.2  $143.1
 Premiums..............................................   56.3   37.3     9.2
 Net investment income (Note 4)........................   93.8   92.7    94.7
 Net realized gains (losses) on investments (Note 4)...    5.3   (5.1)   (0.3)
 Other income..........................................   15.3   12.1     7.6
                                                        ------ ------  ------
                                                         330.4  295.2   254.3
                                                        ------ ------  ------
 Benefits and Expenses:
 Benefits to policyholders.............................   97.9   68.1    43.6
 Interest credited to policyholders' account balances..   65.9   62.4    63.5
 Amortization of deferred policy acquisition costs.....   62.1   48.8    43.5
 Other operating costs and expenses....................  101.3   88.6    73.8
                                                        ------ ------  ------
                                                         327.2  267.9   224.4
                                                        ------ ------  ------
 Income before income taxes............................    3.2   27.3    29.9
 Income tax expense....................................    1.4    8.0    10.5
                                                        ------ ------  ------
 Net income............................................    1.8   19.3    19.4
 Other comprehensive income/(loss), net (Note 4).......    5.7    6.3   (15.3)
                                                        ------ ------  ------
 Comprehensive income.................................. $  7.5 $ 25.6  $  4.1
                                                        ====== ======  ======

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 Years Ended December 31, 2001, 2000 and 1999

                                                                                          Accumulated
                                                                       Capital               Other         Total
                                                               Common In Excess Retained Comprehensive Shareholder's
                                                               Stock   of Par   Earnings Income/(Loss)    Equity
                                                               ------ --------- -------- ------------- -------------
Balance, December 31, 1998....................................  $2.5   $189.7    $ 89.6     $  8.0        $289.8
Capital contribution..........................................           10.0                               10.0
Comprehensive income:
 Net income...................................................                     19.4                     19.4
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                               (15.3)        (15.3)
                                                                                            ------        ------
Comprehensive income..........................................                                               4.1
                                                                ----   ------    ------     ------        ------
Balance, December 31, 1999....................................   2.5    199.7     109.0       (7.3)        303.9
Capital contribution..........................................           50.0                               50.0
Comprehensive income:
 Net income...................................................                     19.3                     19.3
 Other comprehensive income:
   Unrealized gains on investments, net of unrealized losses,
     reclassification adjustments, and taxes (Note 4).........                                 6.3           6.3
                                                                ----   ------    ------     ------        ------
Comprehensive income..........................................                                              25.6
                                                                ----   ------    ------     ------        ------
Balance, December 31, 2000....................................   2.5    249.7     128.3       (1.0)        379.5
Capital Contribution..........................................          100.0                              100.0
Comprehensive income:
 Net income...................................................                      1.8                      1.8
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                 5.7           5.7
                                                                ----   ------    ------     ------        ------
Comprehensive income..........................................                                               7.5
                                                                ----   ------    ------     ------        ------
Balance, December 31, 2001....................................  $2.5   $349.7    $130.1     $  4.7        $487.0
                                                                ====   ======    ======     ======        ======

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS
                 Years Ended December 31, 2001, 2000 and 1999

                                                                                               2001      2000       1999
                                                                                              -------  ---------  ---------
                                                                                                     ($ in millions)
Cash flows from operating activities (see Note 2):
Net income................................................................................... $   1.8  $    19.3  $    19.4
Adjustments to reconcile net income to net cash used in operating activities:
 Interest credited to policyholders' account balances........................................    64.7       57.5       65.5
 Universal life and investment-type product policy fee income................................   (74.6)     (87.0)    (102.9)
 Capitalization of deferred policy acquisition costs.........................................  (157.8)    (130.3)     (96.8)
 Amortization of deferred policy acquisition costs...........................................    62.1       48.8       43.5
 Provision for depreciation and amortization.................................................     5.0       (0.4)       0.2
 Provision for deferred federal income taxes.................................................    33.6       25.6       13.9
 Net realized (gains) losses on investments..................................................    (5.3)       5.1        0.3
 Change in other assets and accounts payable and other liabilities...........................    39.2      (46.5)       6.3
 Change in future policy benefits............................................................    22.1       11.4        4.4
 Change in other policyholders' liabilities..................................................     8.3       14.9       (2.8)
 Change in current federal income taxes payable..............................................   (13.1)     (12.6)     (15.6)
                                                                                              -------  ---------  ---------
 Net cash used in operating activities....................................................... $ (14.0) $   (94.2) $   (64.6)
                                                                                              =======  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
 Fixed maturity securities................................................................... $ 280.9  $   223.2  $   289.6
 Equity securities...........................................................................     0.1        0.0        0.0
 Mortgage loans on real estate...............................................................    60.3       68.2       24.5
 Other invested assets.......................................................................     0.0        2.3        5.1
Acquisitions of investments:
 Fixed maturity securities...................................................................  (371.5)    (170.0)    (352.3)
 Equity securities...........................................................................    (3.8)      (0.3)      (0.2)
 Mortgage loans on real estate...............................................................   (76.7)     (19.3)     (69.7)
 Other invested assets.......................................................................    (3.3)      (1.7)      (1.2)
 Policy loans, net...........................................................................    (2.2)     (10.6)      (6.6)
 Other, net..................................................................................     0.0        0.0        0.5
                                                                                              -------  ---------  ---------
Net cash (used in)/provided by investing activities.......................................... $(116.2) $    91.8  $  (110.3)
                                                                                              =======  =========  =========
Cash flows from financing activities:
   Note payable to affiliate................................................................. $   0.0  $     0.0  $    50.5
   Repayments of note to affiliate...........................................................    (2.3)      (2.1)      (1.5)
   Receipts from annuity and universal life policies credited to policyholders' account
     balances................................................................................   824.6    1,538.6    1,395.4
   Return of policyholders' account balances on annuity policies and universal life policies.  (700.3)  (1,508.2)  (1,384.0)
   Capital contribution......................................................................     6.0       50.0       10.0
                                                                                              -------  ---------  ---------
Net cash provided by financing activities....................................................   128.0       78.3       70.4
                                                                                              -------  ---------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................    (2.2)      75.9     (104.5)
Cash and cash equivalents, beginning of year.................................................   104.8       28.9      133.4
                                                                                              -------  ---------  ---------
Cash and cash equivalents, end of year....................................................... $ 102.6  $   104.8  $    28.9
                                                                                              =======  =========  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $ (19.1) $    (5.0) $   (12.1)
Interest..................................................................................... $   3.1  $     3.3  $     2.5

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Description of Business:

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998 (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (The "MONY Group").

   The Company's primary business is to provide term life insurance, variable life insurance, variable annuity, universal life products, group universal life products and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force and complementary distribution channels. These products are sold in 49 states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and real estate to be disposed of, and other than temporary impairment writedowns for invested assets, and (iv) litigation, contingencies and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentations.

  Valuation of Investments and Realized Gains and Losses

   All of the Company's fixed maturity securities are classified as available for sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, are reported as other invested assets, and are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected

                    MONY LIFE INSURANCE COMPANY OF AMERICA
future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

   Policy loans are carried at their unpaid principal balances. Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

   Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time to time that allow annuity contractholders to exchange older annuity contracts for new annuity products at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DAC related to the exchanged contract.

   DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.9%, 5.9% and 6.1% for the years ended December 31, 2001, 2000 and 1999, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.0%, 5.2% and 5.4% for each of the years ended December 31, 2001, 2000 and 1999, respectively.

   GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

   The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

   The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, "Business Combinations" ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. The provisions of this statement apply to all business combinations initiated after June 30, 2001. This statement has no material effect on the financial position or earnings of the Company.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. This statement should not have any material effect on the financial position or earnings of the Company.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income and to restate prior years accordingly. Adoption of this statement is not expected to have a significant impact on the Company's consolidated financial position or earnings.

3. Related Party Transactions:

   MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

   At December 31, 2001 and 2000, approximately 7.0% and 13.0% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100.0% of the Company's joint venture investments were held through joint participation with MONY Life at December 31, 2001 and 2000. The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75.0% of the appraised value. The Company has not received payments from MONY Life pursuant to the agreement in the past three years.

   The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service

                    MONY LIFE INSURANCE COMPANY OF AMERICA
agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2001, 2000 and 1999, the Company incurred expenses of $67.9 million, $55.9 million, and $51.0 million as a result of such allocations. At December 31, 2001 and 2000 the Company had a payable to MONY Life in connection with this service agreement of $46.6 million and $10.7 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

   The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million for each of 2001, 2000 and 1999. In addition, the Company had a payable to MONY Life related to this agreement of approximately $273.0 thousand and $74.0 thousand at December 31, 2001 and 2000, respectively, which is included in Accounts Payable and Other Liabilities.

   In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.6 million, $3.6 million, and $4.0 million for 2001, 2000, and 1999, respectively. In addition, the Company recorded an intercompany payable of $1.2 million and $0.5 million at December 31, 2001 and 2000, respectively, related to these agreements.

   The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $1.5 million and $1.5 million as of December 31, 2001 and 2000. The bonds outstanding as of December 31, 2001 mature on December 31, 2013, and have an interest rate of 7.16%. The Company earned $0.1 million, $0.1 million, and $1.2 million of interest on these bonds for the years ended December 31, 2001, 2000, and 1999, respectively.

   The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2001 and 2000, the Company recorded a payable of $9.7 million and $6.2 million, respectively, to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities.

   In 2001 the Company recorded capital contributions from MONY Life of $100.0 million, of which $94.1 million is in bonds, and $5.9 million cash. The Company recorded the value of the transferred assets at fair market value. In 2000 and 1999, the company recorded capital contributions of $50.0 million and $10.0 million, respectively.

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2001 is $44.6 million.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income:

   Net investment income for the years ended December 31, 2001, 2000 and 1999 was derived from the following sources:

                                                          2001   2000   1999
                                                         ------ ------ ------
                                                           ($ in millions)
   Net Investment Income
   Fixed maturities..................................... $ 76.0 $ 75.0 $ 77.0
   Mortgage loans.......................................    8.9   11.2   11.6
   Policy loans.........................................    4.3    4.5    3.8
   Other investments (including cash & cash equivalents)    9.1    6.3    7.1
                                                         ------ ------ ------
   Total investment income..............................   98.3   97.0   99.5
   Investment expenses..................................    4.5    4.3    4.8
                                                         ------ ------ ------
   Net investment income................................ $ 93.8 $ 92.7 $ 94.7
                                                         ====== ====== ======

   Net realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                   2001    2000    1999
                                                  ------  ------  ------
                                                      ($ in millions)
       Net Realized Gains (Losses) on Investments
       Fixed maturities.......................... $  4.7  $ (5.3) $ (0.2)
       Mortgage loans............................    0.8     0.1    (0.3)
       Other invested assets.....................   (0.2)    0.1     0.2
                                                  ------  ------  ------
       Net realized gains (losses) on investments $  5.3  $ (5.1) $ (0.3)
                                                  ======  ======  ======

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2001, 2000 and 1999. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                                     2001    2000    1999
                                                                    ------  ------  ------
                                                                        ($ in millions)
Change in unrealized gains (losses) on investments, Net
Fixed maturities................................................... $ 23.5  $ 23.4  $(58.0)
                                                                    ------  ------  ------
Subtotal...........................................................   23.5    23.4   (58.0)
Effect on unrealized gains (losses) on investments attributable to:
 DAC...............................................................  (14.7)  (13.9)   34.5
 Deferred federal income taxes.....................................   (3.1)   (3.2)    8.2
                                                                    ------  ------  ------
Change in unrealized gains (losses) on investments, net............ $  5.7  $  6.3  $(15.3)
                                                                    ======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                               2001   2000   1999
                                                                              ------ ------ ------
                                                                                 ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments..................................... $  4.5 $  4.8 $(15.4)
Reclassification adjustment for gains included in net Income.................    1.2    1.5    0.1
                                                                              ------ ------ ------
Unrealized gains (losses) on investments, net of reclassification adjustments $  5.7 $  6.3 $(15.3)
                                                                              ====== ====== ======

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Unrealized gains (losses) on investments reported in the above table for the years ended December 31, 2001, 2000, and 1999, are net of income tax expense (benefit) of $3.8 million, $4.1 million, and $(8.2) million, respectively, and $(17.4) million, $(17.0) million, and $34.3, million respectively, relating to the effect of such unrealized gains (losses) on DAC.

   Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(0.7) million, $(0.8) million and $0.0 million, respectively, and $2.8 million, $3.2 million and $0.2 million, respectively, relating to the effect of such amounts on DAC.

5. Investments:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001 and December 31, 2000 are as follows:

                                                                                      Gross       Gross
                                                                                   Unrealized  Unrealized      Estimated
                                                                  Amortized Cost      Gains      Losses       Fair Value
                                                                 ----------------- ----------- ----------- -----------------
                                                                   2001     2000   2001  2000  2001  2000    2001     2000
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
                                                                                       ($ in millions)
US Treasury securities and obligations of US Government agencies $   56.5 $   32.0 $ 1.3 $ 1.4 $ 0.0 $ 0.1 $   57.8 $   33.3
Collateralized mortgage obligations:
  Government agency-backed......................................     39.3     58.8   0.8   0.6   0.3   0.1     39.8     59.3
  Non-agency backed.............................................     36.8     33.1   1.2   0.8   0.0   0.0     38.0     33.9
Other asset-backed securities:
  Government agency-backed......................................      0.0      0.0   0.0   0.0   0.0   0.0      0.0      0.0
  Non-agency backed.............................................    131.9     93.5   4.0   1.2   1.0   0.4    134.9     94.3
Public utilities................................................     69.1     74.8   2.2   0.9   0.7   0.9     70.6     74.8
Foreign Government..............................................      0.0      0.0   0.0   0.0   0.0   0.0      0.0      0.0
Corporate.......................................................    842.0    725.6  21.8  10.0  10.5  18.0    853.3    717.6
Affiliates......................................................      1.4      1.5   0.1   0.0   0.0   0.0      1.5      1.5
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
   Total Bonds.................................................. $1,177.0 $1,019.3 $31.4 $14.9 $12.5 $19.5 $1,195.9 $1,014.7
Redeemable Preferred Stock......................................     25.0      0.0   0.0   0.0   0.0   0.0     25.0      0.0
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
   Total........................................................ $1,202.0 $1,019.3 $31.4 $14.9 $12.5 $19.5 $1,220.9 $1,014.7
                                                                 ======== ======== ===== ===== ===== ===== ======== ========

   The carrying value of the Company's fixed maturity securities at December 31, 2001 and 2000 is net of adjustments for impairments in value deemed to be other than temporary of $3.5 million and $3.1 million, respectively.

   At December 31, 2001 and 2000, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have other than temporary impairments in value, as "problem fixed maturity securities." At December 31, 2001 and 2000, the carrying value of problem fixed maturities held by the Company was $8.7 million and $12.5 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2001 and 2000, the carrying value of potential problem fixed maturities held by the Company was $1.1 million and $6.2 million, respectively. In addition, at December 31, 2001 and 2000 the Company had no fixed maturity securities which have been restructured.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2001 are as follows:

                                                               2001
                                                       --------------------
                                                       Amortized Estimated
                                                         Cost    Fair Value
                                                       --------- ----------
                                                         ($ in millions)
     Due in one year or less.......................... $   37.1   $   37.7
     Due after one year through five years............    358.6      369.4
     Due after five years through ten years...........    512.3      514.1
     Due after ten years..............................     86.0       86.8
                                                       --------   --------
            Subtotal..................................    994.0    1,008.0
     Mortgage-backed and other asset-backed securities    208.0      212.9
                                                       --------   --------
            Total..................................... $1,202.0   $1,220.9
                                                       ========   ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities during 2001, 2000 and 1999 were $84.5 million, $40.9 million and $80.1 million, respectively. Gross gains of $4.1 million, $0.5 million and $0.2 million and gross losses of $0.0 million, $2.1 million and $2.0 million were realized on these sales in 2001, 2000, and 1999, respectively.

6. Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2001 and 2000 consist of the following:

                                                       2001    2000
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $ 61.2  $ 49.7
          Agricultural and other loans...............   73.0    67.8
                                                      ------  ------
          Total loans................................  134.2   117.5
          Less: valuation allowances.................   (1.4)   (1.4)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $132.8  $116.1
                                                      ======  ======

   An analysis of the valuation allowances for 2001, 2000 and 1999 is as follows:

                                                       2001   2000   1999
                                                       -----  -----  ----
                                                        ($ in millions)
       Balance, beginning of year..................... $ 1.4  $ 2.3  $1.9
       Increase (decrease) in allowance...............   0.2   (0.3)  0.4
       Reduction due to pay-downs, pay-offs, and sales   0.0   (0.6)  0.0
       Transfers to real estate.......................  (0.2)   0.0   0.0
                                                       -----  -----  ----
       Balance, end of year........................... $ 1.4  $ 1.4  $2.3
                                                       =====  =====  ====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 were as follows:

                                                                      2001    2000
                                                                     ----     -----
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $0.0    $ 9.3
Loans that do not have valuation allowances.........................  8.0      4.0
                                                                      ----    -----
       Subtotal.....................................................  8.0     13.3
Valuation allowances................................................  0.0     (0.2)
                                                                      ----    -----
       Impaired mortgage loans, net of valuation allowances......... $8.0    $13.1
                                                                      ====    =====

   Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

   During 2001, 2000 and 1999, the Company recognized $0.5 million, $0.7 million and $1.0 million, respectively, of interest income on impaired loans.

   At December 31, 2001 and 2000, there were $0.9 million and $0.0 million mortgage loans which were non-income producing for the twelve months preceding such dates.

7. Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2001, 2000 and 1999 are as follows:

                                                           2001    2000    1999
                                                          ------  ------  ------
                                                              ($ in millions)
Balance, beginning of year............................... $483.5  $406.4  $318.6
Cost deferred during the year............................  157.8   139.8    96.8
Amortized to expense during the year.....................  (62.1)  (48.8)  (43.5)
Effect on DAC from unrealized gains (losses) (see Note 2)  (14.6)  (13.9)   34.5
                                                          ------  ------  ------
Balance, end of year..................................... $564.6  $483.5  $406.4
                                                          ======  ======  ======

8. Federal Income Taxes:

   The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                 2001    2000   1999
                                                ------  ------  -----
                                                   ($ in millions)
          Federal income tax expense (benefit):
             Current........................... $(32.2) $(17.6) $(3.4)
             Deferred..........................   33.6    25.6   13.9
                                                ------  ------  -----
                 Total......................... $  1.4  $  8.0  $10.5
                                                ======  ======  =====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

                                             2001 2000   1999
                                             ---- -----  -----
                                              ($ in millions)
                Tax at statutory rate....... $1.4 $ 9.6  $10.5
                Dividends received deduction  0.0  (1.7)  (1.1)
                Other.......................  0.0   0.1    1.1
                                             ---- -----  -----
                Provision for income taxes.. $1.4 $ 8.0  $10.5
                                             ==== =====  =====

   The Company's federal income tax returns for all years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes, which may become due with respect to open years.

   The components of deferred tax liabilities and assets at December 31, 2001 and 2000 are as follows:

                                                        2001    2000
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $164.1  $138.8
         Other, net...................................    1.8    (2.2)
                                                       ------  ------
            Total deferred tax liabilities............ $165.9  $136.6
                                                       ------  ------
         Policyholder and separate account liabilities   96.8    86.8
         Real estate and mortgages....................    0.3     0.9
         Fixed maturities.............................  (16.2)    0.6
                                                       ------  ------
            Total deferred tax assets.................   80.9    88.3
                                                       ------  ------
            Net deferred tax (liability).............. $(85.0) $(48.3)
                                                       ======  ======

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax asset and, therefore, no such valuation allowance has been established.

9. Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts except for mortgage loans and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2001 and 2000 the fair value of mortgage loans was $138.3 million and $118.1 million, respectively.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2001 were $559.4 million and $549.6 million, respectively. The carrying value and fair value of annuities at December 31, 2000 were $482.6 million and $475.2 million, respectively.

10. Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                   2001   2000   1999
                                                                   -----  -----  -----
                                                                     ($ in millions)
Direct premiums................................................... $24.3  $13.2  $ 7.1
Reinsurance assumed(1)............................................  41.4   29.8    4.0
Reinsurance ceded.................................................  (9.5)  (5.7)  (1.9)
                                                                   -----  -----  -----
Net premiums...................................................... $56.2  $37.3  $ 9.2
                                                                   =====  =====  =====
Universal life and investment type product policy fee income ceded $23.5  $20.6  $19.7
                                                                   =====  =====  =====
Policyholders' benefits ceded..................................... $57.3  $20.7  $18.4
                                                                   =====  =====  =====
Policyholders' benefits assumed................................... $14.8  $ 5.5  $ 0.5
                                                                   =====  =====  =====

----------
(1)Increase in 2001 is primarily related to business assumed from affiliate. (See Note 3.)

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

   Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11. Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2001 and 2000, securities loaned by the Company under this agreement had a carrying

                    MONY LIFE INSURANCE COMPANY OF AMERICA
value of approximately $78.4 million and $48.6 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk

   At December 31, 2001 and 2000, the Company had no single investment or series of investments with a single issuer (excluding US Treasury securities and obligations of US government agencies) exceeding 1.3% and 2.2% of total cash and invested assets, respectively.

   The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2001 are Consumer Goods and Services of $298.1 million (24.4%), Asset/Mortgage Backed of $212.9 million (17.5%), and the remaining 58.1% in other sectors, none of which exceeded 10.0% of the fixed maturities portfolio.

   At December 31, 2000, the industries that comprise 10% or more of the carrying value were Consumer Goods and Services of $199.4 million (19.7%), Energy of $124.0 million (12.2%) and Non-Government Asset/Mortgage-Backed of $160.3 million (15.8%).

   The Company holds below investment grade fixed maturity securities with a carrying value of $156.0 million at December 31, 2001. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2000, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $113.3 million.

   The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2001 and 2000 are as follows:

                                       2001          2000
                                   ------------  ------------
                                         ($ in millions)
                 Geographic Region
                 West............. $ 43.2  32.5% $ 35.5  30.6%
                 Southeast........   29.6  22.3    37.9  32.6
                 Mountain.........   21.5  16.2    21.5  18.5
                 Southwest........   19.7  14.8     4.7   4.1
                 Midwest..........   13.1   9.9     8.7   7.5
                 Northeast........    5.7   4.3     7.8   6.7
                                   ------ -----  ------ -----
                        Total..... $132.8 100.0% $116.1 100.0%
                                   ====== =====  ====== =====

   The states with the largest concentrations of mortgage loan investments at December 31, 2001 are: California, $24.4 million (18.4%); District of Columbia, $17.7 million (13.3%); Oklahoma, $14.7 million (11.1%); Washington, $11.2 million (8.4%); Idaho, $10.2 million (7.7%); Oregon, $7.5 million (5.6%); Virginia, $6.2 million (4.7%) and Arizona, $5.9 million (4.4%).

   As of December 31, 2001 and 2000, the mortgage loan portfolio by property type is as follows:

                                        2001          2000
                                    ------------  ------------
                                          ($ in millions)
                Property Type
                Agricultural....... $ 72.3  54.4% $ 67.1  58.0%
                Office buildings...   28.9  21.8    42.0  36.2
                Hotel..............   17.7  13.3     0.0   0.0
                Industrial.........    9.6   7.2     2.4   2.0
                Retail.............    0.0   0.0     1.7   1.4
                Other..............    2.9   2.2     1.6   1.3
                Apartment buildings    1.4   1.1     1.3   1.1
                                    ------ -----  ------ -----
                       Total....... $132.8 100.0% $116.1 100.0%
                                    ====== =====  ====== =====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

12. Commitments and Contingencies:

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts and, if they were to succeed at trial, the equitable remedies they seek could result in significant expense to the Company. The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company that was allegedly sold on a "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. The Company intends vigorously to defend that litigation. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's or results of operations.

   At December 31, 2001, the Company had commitments to issue $1.1 million fixed and floating rate commercial mortgages ranging from 4.80% to 7.68%, and $3.5 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.87% to 7.25%. As of December 31, 2001, there was an outstanding commitment to purchase a private fixed maturity security of $8.0 million with an interest rate of 10.0%.

13. Statutory Financial Information and Regulatory Risk-Based Capital:

   Statutory net loss reported by the Company for the years ended December 31, 2001, 2000 and 1999 was $64.9 million, $35.9 million and $18.2 million, respectively. The combined statutory surplus of the Company as of December 31, 2001 and 2000 was $189.4 million and $152.6 million, respectively.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

14. Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $20.7 million on a pre-tax basis. Of this amount approximately $14.8 million represented "Reorganization Charges" taken in connection with the Company's reorganization of certain of its lines of business and $2.5 million represented "Other Charges" unrelated to the Company's reorganization activities. These charges consisted of severance for terminated employees, losses relating to the abandonment of leased office space, and certain information technology related assets, and certain other charges.

   The following table summarizes the components of the Company's
Reorganization Charges and Other Charges, respectively:

                                                                  Net
                                                                Realized
                                                      Operating  Losses  Total
                                                      --------- -------- -----
  Reorganization Charges:
  Severance benefits and incentive compensation......   $ 7.4     $ --   $ 7.4
  Leased offices.....................................     1.4       --     1.4
  Deferred policy acquisition costs..................     3.5       --     3.5
  Other..............................................     2.5       --     2.5
                                                        -----     ----   -----
         Subtotal -- Reorganization Charges..........    14.8       --    14.8
  Other Charges:
  Asset Impairments and Valuation Related Write-downs      --      2.5     2.5
  Benefits to policyholders..........................     2.1       --     2.1
  Information technology assets......................     1.0       --     1.0
  Other..............................................     0.3       --     0.3
                                                        -----     ----   -----
         Subtotal -- Other Charges...................     3.4      2.5     5.9
                                                        -----     ----   -----
  Total -- Reorganization and Other Charges..........   $18.2     $2.5   $20.7
                                                        =====     ====   =====

   All of the components of the Reorganization Charges reflected above, except $3.5 million related to deferred policy acquisition costs are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001.

   All of the components of the Other Charges reflected above, except $2.5 million related to valuation write-downs and $2.1 million related to policyholder benefits, are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001. The valuation write-downs are included in "Net Realized Gains (Losses) on Investments" in the Company's income statement for 2001.

   Of the reorganization charges recorded, approximately $1.4 million meet the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". At December 31, 2001 a liability of $1.4 million is included in Accounts payable and other liabilities in the Company's balance sheet.

15. Implication of the Events of September 11th:

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $2.1 million pre-tax. In addition, the Company incurred losses from business interruption. These losses principally arose from the temporary closing of the Company's New York corporate offices and lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11th. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverages.

                                  Appendix A

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                Applicable
Attained Age of Younger Insured Percentage
------------------------------- ----------
         40 and Under..........    250%
         41....................    243
         42....................    236
         43....................    229
         44....................    222
         45....................    215
         46....................    209
         47....................    203
         48....................    197
         49....................    191
         50....................    185
         51....................    178
         52....................    171
         53....................    164
         54....................    157
         55....................    150
         56....................    146
         57....................    142
         58....................    138
         59....................    134
         60....................    130
         61....................    128
         62....................    126
         63....................    124
         64....................    122
         65....................    120
         66....................    119
         67....................    118
         68....................    117
         69....................    116
         70....................    115
         71....................    113
         72....................    111
         73....................    109
         74....................    107
         75-90.................    105
         91....................    104
         92....................    103
         93....................    102
         94-100................    101

                                  Appendix B

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

                     Preferred NonSmoker            Preferred Smoker
                ----------------------------- -----------------------------
                      Specified Amount              Specified Amount
     Issue Age  ----------------------------- -----------------------------
     of Younger 100,000-- 500,000-- 1 million 100,000-- 500,000-- 1 million
      Insured    499,999   999,999  and over   499,999   999,999  and over
     ---------- --------- --------- --------- --------- --------- ---------
         18       0.050     0.050     0.040     0.060     0.050     0.040
     ----------------------------------------------------------------------
         20       0.050     0.050     0.040     0.060     0.050     0.040
         25       0.060     0.050     0.040     0.060     0.050     0.050
     ----------------------------------------------------------------------
         30       0.060     0.050     0.050     0.070     0.060     0.050
         35       0.070     0.060     0.050     0.070     0.060     0.060
     ----------------------------------------------------------------------
         40       0.060     0.070     0.060     0.060     0.070     0.060
         45       0.090     0.080     0.070     0.090     0.090     0.080
     ----------------------------------------------------------------------
         50       0.110     0.100     0.090     0.120     0.110     0.100
         55       0.140     0.130     0.110     0.140     0.130     0.120
     ----------------------------------------------------------------------
         60       0.170     0.160     0.140     0.180     0.170     0.150
         65       0.220     0.210     0.180     0.230     0.220     0.190
     ----------------------------------------------------------------------
         70       0.270     0.270     0.240     0.270     0.270     0.250
         75       0.310     0.300     0.280     0.310     0.300     0.280
     ----------------------------------------------------------------------
         80       0.360     0.350     0.340     0.360     0.350     0.340
         85       0.360     0.350     0.340     0.360     0.350     0.340

                     Standard NonSmoker              Standard Smoker
                ----------------------------- -----------------------------
                      Specified Amount              Specified Amount
     Issue Age  ----------------------------- -----------------------------
     of Younger 100,000-- 500,000-- 1 million 100,000-- 500,000-- 1 million
      Insured    499,999   999,999  and over   499,999   999,999  and over
     ---------- --------- --------- --------- --------- --------- ---------
         18       0.060     0.050     0.040     0.060     0.050     0.040
     ----------------------------------------------------------------------
         20       0.060     0.050     0.040     0.060     0.050     0.040
         25       0.060     0.060     0.050     0.060     0.050     0.050
     ----------------------------------------------------------------------
         30       0.070     0.060     0.050     0.070     0.060     0.050
         35       0.070     0.060     0.060     0.070     0.060     0.060
     ----------------------------------------------------------------------
         40       0.080     0.070     0.060     0.080     0.070     0.060
         45       0.090     0.090     0.080     0.090     0.080     0.080
     ----------------------------------------------------------------------
         50       0.120     0.110     0.100     0.120     0.110     0.100
         55       0.140     0.140     0.120     0.150     0.140     0.130
     ----------------------------------------------------------------------
         60       0.180     0.170     0.150     0.190     0.180     0.160
         65       0.230     0.220     0.190     0.250     0.240     0.210
     ----------------------------------------------------------------------
         70       0.270     0.270     0.250     0.300     0.290     0.260
         75       0.310     0.300     0.280     0.310     0.310     0.300
     ----------------------------------------------------------------------
         80       0.360     0.350     0.340     0.370     0.360     0.350
         85       0.360     0.350     0.340     0.370     0.360     0.350

             Factors for interim ages are available upon request.

                                  Appendix C

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
              Benefit Rider with Ten Year/Age 70 Guarantee Period

                                                                    Monthly Guarantee
                                                                         Premium
                                                                    -----------------
Sp ecified Amount = $200,000
----------------------------
Male age 45 Preferred Nonsmoker, Female age 45 Preferred Nonsmoker,
  Death Benefit Option 1...........................................      $112.00
Male age 45 Standard Smoker, Female age 45 Standard Smoker,
  Death Benefit Option 1...........................................      $162.83
Male age 45 Preferred Nonsmoker, Female age 45 Preferred Nonsmoker,
  Death Benefit Option 2...........................................      $112.00
Male age 35 Preferred Nonsmoker, Female age 35 Preferred Nonsmoker,
  Death Benefit Option 1...........................................      $ 64.60
Male age 55 Preferred Nonsmoker, Female age 55 Preferred Nonsmoker,
  Death Benefit Option 1...........................................      $193.51

                                  Appendix D

               ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                       CASH VALUES, AND PREMIUM OUTLAYS

   The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

   The Policies illustrated include the following:

                                                               Death
                                                              Benefit Specified
Sex  Age  Underwriting Class   Sex   Age  Underwriting Class  Option   Amount
---  ---  ------------------   ---   ---  ------------------  ------   ------
Male 45  Preferred Non-smoker Female 45  Preferred Non-smoker    1    $200,000
Male 45  Preferred Non-smoker Female 45  Preferred Non-smoker    2    $200,000

   The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

   The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

   The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis.

   The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.86% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see "Fees and Expenses of the Funds". There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

   The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.86%, on 6% it would be 5.14%, and on 12% it would be 11.06%.

   The tables assume the deduction of charges including administrative and sales charges. There are tables for the Policies listed in the chart above for death benefit Options 1 or 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

   The following are descriptions of Table columns and key terms:

   Age:  Younger Insured's attained age at the end of the policy year

   Premium Outlay: The annualized out-of-pocket premium payments for each policy year including scheduled and any anticipated unscheduled premium payments. Premium payments are assumed to be paid at the beginning of each premium paying period. Amounts of surrenders and loans plus loan interest if any, are shown on the pages captioned "Premiums, Full Surrender and Policy Loans".

   Premium Accumulated at 5%: is equal to the premiums compounded at an annual effective rate of 5% and is shown at the end of the year.

Guaranteed Charges at 0.00%, 6.00% or 12.00%

   Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year, assuming a 0.00%, 6.00% or 12,00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

Current charges at 0.00%, 6.00% or 12.00%

   Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates.

   The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

   The following is the page of supplemental footnotes to each of the flexible premium variable life to age 100 numeric summary and standard ledger statements.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY Custom Estate Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                    MONY Life Insurance Company of America

Additional Information

   These policies have been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

   This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                              GUIDELINE PREMIUMS

                                                                       Initial    Initial
                                                               Death  Guideline  Guideline
                                                              Benefit  Single     Annual
Sex  Age  Underwriting Class   Sex   Age  Underwriting Class  Option   Premium    Premium
---  ---  ------------------   ---   ---  ------------------  ------   -------    -------
Male 45  Preferred Non-smoker Female 45  Preferred Non-smoker    1    $28,430.07 $2,418.56
Male 45  Preferred Non-smoker Female 45  Preferred Non-smoker    2    $28,430.07 $9,457.00

   Values shown on these illustrations are based on a Specified Amount of $200,000 and on a policyowner tax bracket of 0%.

   Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

   The policy's cash value is net of any applicable surrender charge.

   Premiums less the following deductions are added to the fund value:
    1. A premium tax charge of 2.25% of gross premiums in all policy years.
    2. A sales charge on the gross premiums. The sales charges equal 6% of each premium dollar paid up to the Target Premium, in years 1-10, 3% of premium paid in excess of Target Premium in years 1-10, and 3% of all premiums after the tenth Policy year.
    3. A DAC tax charge of 1.50% of gross premiums in all policy years.

   Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

   The current charges declared by MONY Life Insurance Company of America are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.

                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    1,220   1,281    200,000      200,000     200,000          783         839          895
   2    1,220   2,625    200,000      200,000     200,000        1,550       1,712        1,880
   3    1,220   4,037    200,000      200,000     200,000        2,303       2,620        2,964
   4    1,220   5,520    200,000      200,000     200,000        3,039       3,564        4,158
   5    1,220   7,077    200,000      200,000     200,000        3,758       4,545        5,471
   6    1,220   8,711    200,000      200,000     200,000        4,458       5,563        6,915
   7    1,220  10,428    200,000      200,000     200,000        5,138       6,616        8,502
   8    1,220  12,230    200,000      200,000     200,000        5,795       7,705       10,244
   9    1,220  14,122    200,000      200,000     200,000        6,426       8,828       12,155
  10    1,220  16,109    200,000      200,000     200,000        7,027       9,982       14,250
  11    1,220  18,195    200,000      200,000     200,000        7,846      11,426       16,814
  12    1,220  20,385    200,000      200,000     200,000        8,625      12,909       19,624
  13    1,220  22,685    200,000      200,000     200,000        9,361      14,427       22,704
  14    1,220  25,100    200,000      200,000     200,000       10,046      15,979       26,079
  15    1,220  27,636    200,000      200,000     200,000       10,676      17,559       29,774
  20    1,220  42,348    200,000      200,000     200,000       12,573      25,499       54,085
  25    1,220  61,125    200,000      200,000     200,000       10,528      31,666       91,752
  30    1,220  85,089     Lapsed      200,000     200,000       Lapsed      30,668      151,902

        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.86%) (Net 5.14%) (Net 11.14%)
        0           0            0
      453         614          782
    1,327       1,644        1,988
    2,185       2,710        3,304
    3,026       3,813        4,739
    3,848       4,953        6,305
    4,650       6,128        8,014
    5,429       7,339        9,878
    6,182       8,584       11,911
    6,905       9,860       14,128
    7,846      11,426       16,814
    8,625      12,909       19,624
    9,361      14,427       22,704
   10,046      15,979       26,079
   10,676      17,559       29,774
   12,573      25,499       54,085
   10,528      31,666       91,752
   Lapsed      30,668      151,902

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                 Prepared on 04/11/02
Age 45 Female Non-Smoker Preferred                        Version 03.2002
Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $1,219.73 . GPT                            Form # B1-98
Initial Modal Premium: $1,219.73 . Premium Mode: Annual . Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                                      Current                               Current
                                  Death Proceeds                          Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    1,220   1,281    200,000      200,000     200,000          783         839          895
   2    1,220   2,625    200,000      200,000     200,000        1,556       1,718        1,886
   3    1,220   4,037    200,000      200,000     200,000        2,318       2,636        2,982
   4    1,220   5,520    200,000      200,000     200,000        3,069       3,597        4,193
   5    1,220   7,077    200,000      200,000     200,000        3,809       4,601        5,532
   6    1,220   8,711    200,000      200,000     200,000        4,537       5,650        7,012
   7    1,220  10,428    200,000      200,000     200,000        5,252       6,745        8,648
   8    1,220  12,230    200,000      200,000     200,000        5,953       7,888       10,454
   9    1,220  14,122    200,000      200,000     200,000        6,640       9,078       12,447
  10    1,220  16,109    200,000      200,000     200,000        7,311      10,317       14,647
  11    1,220  18,195    200,000      200,000     200,000        8,213      11,865       17,342
  12    1,220  20,385    200,000      200,000     200,000        9,089      13,471       20,312
  13    1,220  22,685    200,000      200,000     200,000        9,936      15,135       23,583
  14    1,220  25,100    200,000      200,000     200,000       10,751      16,857       27,186
  15    1,220  27,636    200,000      200,000     200,000       11,532      18,637       31,154
  20    1,220  42,348    200,000      200,000     200,000       14,780      28,372       57,914
  25    1,220  61,125    200,000      200,000     200,000       16,470      39,307      101,583
  30    1,220  85,089    200,000      200,000     200,000       15,259      50,606      174,113

               Current
             Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.86%) (Net 5.14%) (Net 11.14%)
        0           0            0
      458         620          788
    1,343       1,661        2,006
    2,216       2,743        3,339
    3,077       3,869        4,800
    3,927       5,040        6,402
    4,764       6,257        8,160
    5,588       7,522       10,088
    6,396       8,834       12,203
    7,189      10,195       14,526
    8,213      11,865       17,342
    9,089      13,471       20,312
    9,936      15,135       23,583
   10,751      16,857       27,186
   11,532      18,637       31,154
   14,780      28,372       57,914
   16,470      39,307      101,583
   15,259      50,606      174,113

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Age 45 Female Non-Smoker Preferred               Prepared on 04/11/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $1,219.73 . GPT                                   Version 03.2002
Initial Modal Premium: $1,219.73 . Premium Mode: Annual . Riders: None Form # B1-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    1,220   1,281    200,783      200,839     200,895          783         839          895
   2    1,220   2,625    201,550      201,712     201,880        1,550       1,712        1,880
   3    1,220   4,037    202,302      202,620     202,964        2,302       2,620        2,964
   4    1,220   5,520    203,038      203,564     204,157        3,038       3,564        4,157
   5    1,220   7,077    203,757      204,544     205,469        3,757       4,544        5,469
   6    1,220   8,711    204,456      205,560     206,912        4,456       5,560        6,912
   7    1,220  10,428    205,135      206,612     208,496        5,135       6,612        8,496
   8    1,220  12,230    205,789      207,698     210,234        5,789       7,698       10,234
   9    1,220  14,122    206,417      208,816     212,139        6,417       8,816       12,139
  10    1,220  16,109    207,015      209,965     214,224        7,015       9,965       14,224
  11    1,220  18,195    207,829      211,400     216,774        7,829      11,400       16,774
  12    1,220  20,385    208,601      212,870     219,563        8,601      12,870       19,563
  13    1,220  22,685    209,327      214,372     222,613        9,327      14,372       22,613
  14    1,220  25,100    210,000      215,901     225,945       10,000      15,901       25,945
  15    1,220  27,636    210,614      217,450     229,580       10,614      17,450       29,580
  20    1,220  42,348    212,345      225,016     253,025       12,345      25,016       53,025
  25    1,220  61,125    209,891      229,907     286,779        9,891      29,907       86,779
  30    1,220  85,089     Lapsed      225,435     330,930       Lapsed      25,435      130,930

        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.86%) (Net 5.14%) (Net 11.14%)
        0           0            0
      453         614          782
    1,327       1,644        1,988
    2,184       2,710        3,303
    3,025       3,812        4,738
    3,846       4,950        6,302
    4,647       6,124        8,008
    5,424       7,332        9,868
    6,173       8,573       11,895
    6,893       9,843       14,102
    7,829      11,400       16,774
    8,601      12,870       19,563
    9,327      14,372       22,613
   10,000      15,901       25,945
   10,614      17,450       29,580
   12,345      25,016       53,025
    9,891      29,907       86,779
   Lapsed      25,435      130,930

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred             Prepared on 04/10/02
Age 45 Female Non-Smoker Preferred                    Version 04.2002
Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $1,219.73 . GPT                          Form # B1-98
Initial Modal Premium: $1,219.73 . Premium Mode: Annual . Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    1,220   1,281    200,783      200,839     200,895          783         839          895
   2    1,220   2,625    201,556      201,718     201,886        1,556       1,718        1,886
   3    1,220   4,037    202,318      202,636     202,982        2,318       2,636        2,982
   4    1,220   5,520    203,069      203,597     204,193        3,069       3,597        4,193
   5    1,220   7,077    203,809      204,601     205,532        3,809       4,601        5,532
   6    1,220   8,711    204,536      205,649     207,012        4,536       5,649        7,012
   7    1,220  10,428    205,251      206,744     208,646        5,251       6,744        8,646
   8    1,220  12,230    205,952      207,886     210,451        5,952       7,886       10,451
   9    1,220  14,122    206,638      209,075     212,443        6,638       9,075       12,443
  10    1,220  16,109    207,307      210,312     214,640        7,307      10,312       14,640
  11    1,220  18,195    208,207      211,856     217,329        8,207      11,856       17,329
  12    1,220  20,385    209,081      213,458     220,292        9,081      13,458       20,292
  13    1,220  22,685    209,924      215,115     223,551        9,924      15,115       23,551
  14    1,220  25,100    210,734      216,828     227,136       10,734      16,828       27,136
  15    1,220  27,636    211,506      218,594     231,077       11,506      18,594       31,077
  20    1,220  42,348    214,671      228,149     257,438       14,671      28,149       57,438
  25    1,220  61,125    216,144      238,487     299,391       16,144      38,487       99,391
  30    1,220  85,089    214,469      248,053     365,332       14,469      48,053      165,332

         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.86%) (Net 5.14%) (Net 11.14%)
        0           0            0
      458         620          788
    1,343       1,661        2,006
    2,215       2,743        3,339
    3,077       3,869        4,800
    3,926       5,040        6,402
    4,763       6,256        8,158
    5,586       7,520       10,085
    6,394       8,831       12,199
    7,185      10,190       14,518
    8,207      11,856       17,329
    9,081      13,458       20,292
    9,924      15,115       23,551
   10,734      16,828       27,136
   11,506      18,594       31,077
   14,671      28,149       57,438
   16,144      38,487       99,391
   14,469      48,053      165,332

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred               Prepared on 04/10/02
Age 45 Female Non-Smoker Preferred                      Version 04.2002
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $1,219.73 . GPT                            Form # B1-98
Initial Modal Premium: $1,219.73 . Premium Mode: Annual . Riders: None

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                             RULE 484 UNDERTAKING

   The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

      SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

      SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATIONS RELATING TO SECTION 26 OF THE
                        INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                      CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement comprises the following papers and documents:

      The Facing Sheet.

      The Undertaking to file reports.

      The signatures.

      Written consents of the following persons:

       a. PricewaterhouseCoopers LLP, Independent Accountants

       b. Actuarial Opinion of Pamela Duffy

    The following exhibits:

    1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

       (1)Resolution of the Board of Directors of MONY America authorizing establishment of MONY America Variable Account L, filed as Exhibit 1 to Registration Statement on Form S-6, dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235), is incorporated herein by reference.

       (2)Not applicable.

       (3)(a)  Underwriting Agreement between MONY Life Insurance Company of
          America, MONY     Series Fund, Inc., and MONY Securities Corp., filed
          as Exhibit 3(a) to Pre-Effective     Amendment No. 1 to Registration
          Statement on Form S-6, dated January 6, 1995     (Registration Nos.
          33-82570 and 811-4235), is incorporated by referenced herein.

           (b)Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

           (c)Commission schedule (with Commission Contract), filed as Exhibit 3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

       (4)Not applicable.

       (5)Form of policy, filed as Exhibit 1(5) to Registration Statement on Form S-6, dated June 16, 1998 (Registration Nos. 333-56969 and 811-4235), is incorporated herein by reference.

       (6)Articles of Incorporation and By-Laws of MONY America filed as Exhibits 6(a) and 6(b), respectively, to Registration Statement Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

       (7)Not applicable.

       (8)(a)  Form of agreement to purchase shares. Application Form for
          Flexible Premium Variable     Universal Life Insurance Policy, filed
          as Exhibit 1.(10) to Pre-Effective Amendment No. 1,     dated January
          6, 1995, to Registration Statement on Form S-6 (Registration No.
          33-82570), is     incorporated herein by reference.

           (b)Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective Amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

           (c)Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
              Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

           (d)Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit (8)(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

           (e)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

           (f)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

           (g)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit (d)(vi) to Post- Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

           (h)Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit
              (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

           (i)Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

           (j)Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit
              (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

           (k)Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit
              (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

           (l)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

           (m)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit (d)(xi) to Post- Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

           (n)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

           (o)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

           (p)Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit
              (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

       (9)Not applicable.

      (10)Application Form for Flexible Premium Variable Universal Life Insurance Policy, filed as Exhibit 1.(10) to Pre-Effective Amendment No. 1, dated January 6, 1995, to Registration Statement on Form S-6 (Registration No. 33-82570), is incorporated herein by reference.

      (11)Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No. 12 to Registration Statement on Form S-6, dated February 27, 2001 (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.

    2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered, filed as Exhibit 2 to Registration Statement on Form S-6 dated September 28, 1998 (Registration Nos. 333-64417 and 811-4235), is incorporated herein by reference.

    3. Not applicable.

    4. Not applicable.

    5. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY America Variable Account L and MONY Life Insurance Company of America is filed herewith.

    6. Opinion and consent of Pamela Duffy, Vice President, Product Development, MONY Life Insurance Company, as to actuarial matters is filed herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 the Registrant, MONY America Variable Account L, has duly caused Post-Effective Amendment No. 10 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 30th day of April, 2002. Registrant hereby certifies that the requirements of Rule 485(b) have been met.

                                          MONY AMERICA VARIABLE ACCOUNT L OF
                                            MONY LIFE INSURANCE COMPANY OF
                                            AMERICA


                                                             *
                                          By: _______________________________
                                                  Michael I. Roth, Director,
                                                    Chairman of the Board,
                                                 and Chief Executive Officer

   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 10 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                      Title                            Date
        ---------                      -----                            ----
            *                  Director, Chairman of the Board and   April 30, 2002
  --------------------------          Chief Executive Officer
     Michael I. Roth

            *                  Director, President, and Chief        April 30, 2002
  --------------------------     Operating Officer
     Samuel J. Foti

            *                  Director and Executive Vice           April 30, 2002
  --------------------------     President
    Kenneth M. Levine

            *                  Director, Vice President and          April 30, 2002
  --------------------------     Controller
    Richard Daddario

            *                  Director, Vice President and          April 30, 2002
  --------------------------     Actuary
    Michael Slipowitz

            *                  Director, Vice President & Chief      April 30, 2002
  --------------------------     Compliance Officer
  Frederick C. Tedeschi

            *                  Director and Vice President           April 30, 2002
  --------------------------
    Margaret G. Gale

            *                  Director and Vice President           April 30, 2002
  --------------------------
    Steven G. Orluck

            *                  Director and Vice President           April 30, 2002
  --------------------------
     Evelyn L. Peos

            *                  Director                              April 30, 2002
  --------------------------
   Richard E. Connors

  /s/  DAVID S. WALDMAN        Secretary                             April 30, 2002
  --------------------------
    David S. Waldman


  *By: /s/  DAVID S. WALDMAN                                         April 30, 2002
      ----------------------
        David S. Waldman,
        Attorney-in-Fact

   David S. Waldman as Attorney-in-Fact for Michael I. Roth, Samuel J. Foti, Kenneth M. Levine, Richard Daddario, Michael Slipowitz, Frederick C. Tedeschi, Margaret G. Gale, Steven G. Orluck, Evelyn L. Peos, and Richard E. Connors.

                                 EXHIBIT INDEX

   Exhibit No.                          Description
   -----------                          -----------

       5.      Consent of PricewaterhouseCoopers LLP, Independent Accountants

       6.      Opinion and Consent of Pamela Duffy as to actuarial matters